UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2019

Small Cap Fund	Research Opportunities Fund
Small-Mid Cap Fund	Global Fund
Mid Cap Fund	Short Duration Total Return Fund
Large Cap Fund	Core Bond Fund
All Cap Select Fund	Corporate Credit Fund
Long-Short Fund	High Yield Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC Insured. May Lose Value. No Bank Guarantee.

DIAMOND HILL | FUNDS

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Diamond Hill Funds’ (“Fund”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank, or from the Diamond Hill Funds, if you invest directly with the Fund. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 888-226-5595.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly in a Diamond Hill Fund, you can call 888-226-5595 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary, or all Diamond Hill Funds, if you invest directly with the Fund.

Table of Contents

Letter to Shareholders	1
Financial Statements
Schedules of Investments	4
Statements of Assets & Liabilities	58
Statements of Operations	61
Statements of Changes in Net Assets	64
Financial Highlights	78
Notes to Financial Statements	102

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Investors should consider the investment objectives, risks, charges, and expenses of the Diamond Hill Funds carefully before investing. The prospectus or summary prospectus contain this and other important information about the Fund(s) and are available at diamond-hill.com or by calling 888.226.5595. Please read the prospectus or summary prospectus carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Diamond Hill Funds are not FDIC insured, may lose value, and have no bank guarantee.

Letter to Shareholders

Dear Fellow Shareholder:

We are pleased to provide this 2019 mid-year update for the Diamond Hill Funds. At Diamond Hill we believe in true active management – managing high-conviction, concentrated portfolios constructed independent of benchmark weights. We have intentionally structured our firm to maximize the potential to generate returns for our clients in excess of a passive alternative. Our long-term investment horizon also allows us to focus on company fundamentals rather than short-term market noise.

2019 Year-to-Date Market Review

The first quarter of 2019 was the best in nearly a decade for the Russell 1000 Index and that strong performance continued in the second quarter. Much of the market’s movement has been driven by interest rates and expectations around a resolution to global trade tensions. After a strong April, markets slid in May on concern that trade talks were falling apart. Renewed optimism around a deal, along with a developing perception that the current low interest rate environment will persist for some time, led to a bounce-back in June.

Large cap stocks continue to outperform small cap stocks. Over the past 12 months, large cap stocks outperformed small caps by more than 1,300 basis points, with the Russell 1000 increasing over 10% and the Russell 2000 declining more than 3%. According to The Leuthold Group, the ratio of small caps’ price/earnings multiple to that of large caps has declined to levels rarely seen historically. Instead of trading at a price/earnings premium to large caps, small caps are trading at more than a 10% discount. This is quite interesting given the ongoing trade disputes and stronger U.S. dollar, both of which would seem beneficial for small caps since they generally derive a larger percentage of revenue from the United States compared to large caps.

The outperformance of growth over value has persisted during the first six months. This outperformance may be partly explained by the continued decline in interest rates. Since future cash flows are worth more when discounted at lower rates, and since growth stocks generate a higher portion of future cash flows in the distant future, a decline in interest rates is more beneficial to growth stocks and helps support their higher multiples.

The ongoing trade war and the Federal Open Market Committee (FOMC) continue to drive market volatility and the fluctuation between risk-on and risk-off trades. In one of the most anticipated FOMC meetings in recent years, Federal Reserve Chairman Jerome Powell held the line on rates, keeping Fed Funds in the 2.25 – 2.50% range while laying the groundwork for potential rate cuts in the near future. The overall tone of the meeting was extremely dovish, but it can also be interpreted as defining future cuts as “insurance” and not the beginning of a full rate cutting cycle.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 1

Letter to Shareholders

Market Outlook

Corporate tax reform provided a boost to corporate earnings in 2018. Earnings growth will moderate this year as that impact annualizes but it should still be positive. Over time, we believe that competition will lead to many companies competing the tax benefit away. Our research team continues to evaluate the long-term impacts of tax reform on a company-by-company basis and updates our estimates of intrinsic value accordingly.

The size of recently implemented tariffs is small relative to the total economy, but for certain companies the impact is large. While tariffs have not had a meaningful impact on how we are positioning our portfolios, we continually assess the impact on a company-by-company basis. The likelihood of reaching a trade deal seems to rapidly fluctuate, but in the end, we believe cooler heads will prevail and a deal will be reached.

Low interest rates, high corporate profit margins, and steady economic growth with low inflation have driven strong equity market returns since the Great Recession, occasionally making it difficult for us to find new investments for our portfolios. This has been the case recently, after the market’s significant move upward through the first half of 2019. As always, we remain focused on assessing risk, which we define as the permanent loss of capital.

Interest rates remain low by historical standards and although real GDP is growing at a healthy pace, it has slowed from peak levels in 2018 and some economic indicators suggest continued slowing. Current price/earnings multiples are in line with historical averages but future returns could be negatively impacted if historically high corporate profit margins and below-average interest rates revert toward long-term averages. Considering these factors, mid-single digit returns seem reasonable for equity markets over the next five years. While low starting yields will moderate future returns on all fixed income sectors, the risk of materially higher government bond yields has declined markedly.

We believe we can achieve better-than-market returns over the next five years through active portfolio management, and our primary focus is always on achieving value-added results for our existing clients. Our intrinsic value investment philosophy is shared by all of our portfolio managers and research analysts, allowing us to apply our investment discipline consistently across strategies.

Thank you for your continued support.

Diamond Hill Capital Management, Inc.

Chris Welch, CFA Co-Chief Investment Officer	Austin Hawley, CFA Co-Chief Investment Officer	Bill Zox, CFA Chief Investment Officer – Fixed Income

2 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Letter to Shareholders

The views expressed are those of the portfolio manager as of June 30, 2019, are subject to change, and may differ from the views of other portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.

The Russell 1000 Index is an unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 2000 Index is an unmanaged market-capitalization weighted index measuring the performance of the 2,000 smallest U.S. companies, on a market capitalization basis, in the Russell 3000 Index. These indexes do not incur fees and expenses (which would lower the return) and are not available for direct investment.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 3

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.9%
Communication Services — 5.5%
Live Nation Entertainment, Inc. (a)(b)	700,529	$46,410,046

Consumer Discretionary — 12.6%
Aaron’s, Inc.	234,425	14,396,039
Carter’s, Inc. (a)	93,925	9,161,444
Century Communities, Inc. (a)(b)	138,489	3,681,038
Green Brick Partners, Inc. (b)	854,944	7,104,585
Red Rock Resorts, Inc., Class A (a)	1,368,565	29,396,776
Vail Resorts, Inc.	188,402	42,047,558
		105,787,440
Consumer Staples — 7.1%
B&G Foods, Inc. (a)	179,497	3,733,538
Cal-Maine Foods, Inc. (a)	516,600	21,552,552
Flowers Foods, Inc.	579,525	13,485,547
Post Holdings, Inc. (b)	201,129	20,911,382
		59,683,019
Energy — 3.3%
Cimarex Energy Co.	345,145	20,477,453
WPX Energy, Inc. (b)	637,267	7,334,943
		27,812,396
Financials — 25.8%
Assured Guaranty Ltd.	104,775	4,408,932
Bank OZK	990,656	29,808,839
BankUnited, Inc.	454,750	15,343,265
BOK Financial Corp.	118,770	8,964,760
Brown & Brown, Inc.	450,096	15,078,216
Cadence BanCorp	1,437,528	29,900,582
Enstar Group Ltd. (b)	140,065	24,410,528
First of Long Island Corp. (The)	445,012	8,935,841
Mr. Cooper Group, Inc. (a)(b)	1,317,988	10,557,084
Popular, Inc.	120,696	6,546,551
ProAssurance Corp.	455,946	16,464,210
Reinsurance Group of America, Inc.	31,672	4,941,782
RenaissanceRe Holdings Ltd.	65,590	11,675,676
Sterling Bancorp	1,425,660	30,338,045
		217,374,311
Health Care — 2.5%
Acorda Therapeutics, Inc. (b)	398,694	3,057,983

	Shares	Fair Value
Health Care — 2.5% continued
BioScrip, Inc. (a)(b)	1,606,156	$4,176,006
Integer Holdings Corp. (b)	49,097	4,120,220
Natus Medical, Inc. (b)	379,477	9,748,764
		21,102,973
Industrials — 23.1%
Aircastle Ltd.	592,030	12,586,558
Alaska Air Group, Inc.	244,088	15,599,664
Allegiant Travel Co. (a)	148,846	21,359,401
Arcosa, Inc.	121,014	4,553,757
Colfax Corp. (a)(b)	531,918	14,909,662
Hub Group, Inc., Class A (b)	746,627	31,343,401
Hyster-Yale Materials Handling, Inc.	169,625	9,373,477
Kelly Services, Inc., Class A	230,598	6,039,362
Kirby Corp. (b)	273,095	21,574,505
SPX FLOW, Inc. (b)	370,128	15,493,558
Stericycle, Inc. (a)(b)	107,368	5,126,822
Toro Co. (The)	181,561	12,146,431
TriMas Corp. (b)	242,370	7,506,199
Trinity Industries, Inc.	606,965	12,594,524
WESCO International, Inc. (b)	86,674	4,390,038
		194,597,359
Information Technology — 5.4%
Broadridge Financial Solutions, Inc.	141,188	18,026,883
Sanmina Corp. (b)	541,431	16,394,531
WNS Holdings Ltd. - ADR (b)	187,169	11,080,405
		45,501,819
Materials — 1.9%
Ashland Global Holdings, Inc.	127,040	10,159,389
W.R. Grace & Co. (a)	73,481	5,592,639
		15,752,028
Real Estate — 6.3%
American Campus Communities, Inc. REIT	163,831	7,562,439
CubeSmart REIT	650,605	21,756,231
iStar, Inc. REIT (a)	733,723	9,112,840
Jones Lang LaSalle, Inc.	52,038	7,321,226
Tanger Factory Outlet Centers, Inc. REIT (a)	385,483	6,248,679
Winthrop Realty Trust REIT (b)(c)	1,975,475	651,907
		52,653,322

4 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.9% continued
Utilities — 2.4%
South Jersey Industries, Inc. (a)	338,907	$11,431,333
UGI Corp.	172,697	9,223,747
		20,655,080

Total Common Stocks		$807,329,793

Registered Investment Companies — 11.9%
State Street Institutional Liquid Reserves Fund, Premier Class, 2.45% (d)	35,150,719	35,157,749
State Street Navigator Securities Lending Portfolio I, 2.50% (d)(e)	65,322,666	65,322,666

Total Registered Investment Companies		$100,480,415

Total Investment Securities — 107.8%
(Cost $676,531,967)		$907,810,208

Liabilities in Excess of Other Assets — (7.8)%		(65,966,609)

Net Assets — 100.0%		$841,843,599

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2019 was $101,937,600.
(b)	Non-income producing security.
(c)

Restricted and illiquid security not registered under the Securities Act of 1933 and valued at fair value by the Valuation & Liquidity Committee based on procedures approved by the Board of Trustees. This security was first acquired on March 17, 2011 with a total cost of $20,011,748 and represents 0.1% of net assets.

(d)	The rate shown is the 7-day effective yield as of June 30, 2019.
(e)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $65,322,666. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $37,531,771.

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.4%
Communication Services — 2.8%
Liberty Media Corp. - Liberty Formula One - Series C (a)	1,374,135	$51,406,390
TEGNA, Inc.	961,719	14,570,043
		65,976,433
Consumer Discretionary — 11.5%
BorgWarner, Inc.	1,622,460	68,110,871
Carter’s, Inc. (b)	258,321	25,196,630
Hanesbrands, Inc. (b)	1,541,376	26,542,495
NVR, Inc. (a)	19,535	65,837,834
Red Rock Resorts, Inc., Class A (b)	2,740,473	58,865,360
Vail Resorts, Inc.	113,931	25,427,121
		269,980,311
Consumer Staples — 7.4%
B&G Foods, Inc. (b)	941,305	19,579,144
Cal-Maine Foods, Inc. (b)	618,487	25,803,278
Flowers Foods, Inc. (b)	1,715,085	39,910,028
Molson Coors Brewing Co., Class B	347,515	19,460,840
Post Holdings, Inc. (a)	661,844	68,811,921
		173,565,211
Energy — 3.6%
Cimarex Energy Co.	1,052,051	62,418,186
WPX Energy, Inc. (a)	1,910,674	21,991,858
		84,410,044
Financials — 24.5%
Bank OZK	1,410,944	42,455,305
BankUnited, Inc.	1,993,043	67,245,271
BOK Financial Corp.	334,543	25,251,306
Brighthouse Financial, Inc. (a)	625,458	22,948,054
Brown & Brown, Inc.	713,482	23,901,647
Cadence BanCorp	1,558,789	32,422,811
Enstar Group Ltd. (a)	89,340	15,570,175
First Horizon National Corp.	748,496	11,175,045
First Republic Bank	400,785	39,136,655
Mr. Cooper Group, Inc. (a)(b)	2,757,793	22,089,922
Popular, Inc.	229,231	12,433,489
ProAssurance Corp.	474,160	17,121,918
Reinsurance Group of America, Inc.	288,252	44,975,960

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 5

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.4% continued
Financials — 24.5% continued
RenaissanceRe Holdings Ltd.	235,764	$41,968,350
Sterling Bancorp	1,898,798	40,406,421
SVB Financial Group (a)	154,745	34,754,179
Willis Towers Watson plc	415,394	79,564,567
		573,421,075
Health Care — 2.4%
Boston Scientific Corp. (a)	1,344,647	57,792,928

Industrials — 17.0%
Aircastle Ltd.	1,121,495	23,842,984
Alaska Air Group, Inc.	670,894	42,876,835
Allegiant Travel Co. (b)	296,184	42,502,404
Avis Budget Group, Inc. (a)	260,364	9,154,398
Colfax Corp. (a)(b)	1,334,978	37,419,433
Hub Group, Inc., Class A (a)	1,333,532	55,981,673
Kirby Corp. (a)	765,956	60,510,524
Parker-Hannifin Corp.	85,903	14,604,369
Sensata Technologies Holding plc (a)	919,149	45,038,301
SPX FLOW, Inc. (a)	542,565	22,711,771
Stericycle, Inc. (a)(b)	573,859	27,401,767
WESCO International, Inc. (a)	311,983	15,801,939
		397,846,398
Information Technology — 6.6%
Avnet, Inc.	688,180	31,153,909
Broadridge Financial Solutions, Inc.	93,555	11,945,102
Juniper Networks, Inc.	1,126,666	30,003,116
Sanmina Corp. (a)	1,356,030	41,060,588
Worldpay, Inc., Class A (a)	332,732	40,776,307
		154,939,022
Materials — 4.9%
Ashland Global Holdings, Inc.	483,938	38,700,522
Axalta Coating Systems Ltd. (a)	1,885,538	56,132,466
RPM International, Inc.	313,238	19,141,974
		113,974,962

	Shares	Fair Value
Real Estate — 9.1%
American Campus Communities, Inc. REIT	1,218,248	$56,234,328
CubeSmart REIT	1,806,910	60,423,070
iStar, Inc. REIT (b)	2,125,926	26,404,001
Jones Lang LaSalle, Inc.	136,477	19,200,949
Mid-America Apartment Communities, Inc. REIT	425,522	50,109,471
		212,371,819
Utilities — 3.6%
South Jersey Industries, Inc. (b)	497,815	16,791,300
UGI Corp.	1,256,214	67,094,390
		83,885,690

Total Common Stocks		$2,188,163,893

Registered Investment Companies — 11.3%
Diamond Hill Short Duration Total Return Fund, Class Y (c)	3,937,309	40,121,183
State Street Institutional US Government Money Market Fund, Premier Class, 2.31% (d)	113,705,727	113,705,727
State Street Navigator Securities Lending Portfolio I, 2.50% (d)(e)	111,599,816	111,599,816

Total Registered Investment Companies		$265,426,726

Total Investment Securities — 104.7%
(Cost $2,114,879,322)		$2,453,590,619

Liabilities in Excess of Other Assets — (4.7)%		(109,984,382)

Net Assets — 100.0%		$2,343,606,237

6 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2019 was $181,533,427.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of June 30, 2019.
(e)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $111,599,816. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $71,516,936.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill Mid Cap Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 92.6%
Communication Services — 2.2%
Liberty Media Corp. - Liberty Formula One - Series C (a)	109,748	$4,105,673

Consumer Discretionary — 12.8%
Advance Auto Parts, Inc.	6,064	934,705
BorgWarner, Inc.	131,777	5,531,998
Carter’s, Inc.	10,532	1,027,291
Hanesbrands, Inc.	121,311	2,088,975
NVR, Inc. (a)	1,641	5,530,580
Red Rock Resorts, Inc., Class A	220,572	4,737,887
Vail Resorts, Inc.	11,131	2,484,217
VF Corp.	17,596	1,537,011
		23,872,664
Consumer Staples — 6.6%
B&G Foods, Inc. (b)	43,209	898,747
Flowers Foods, Inc.	105,211	2,448,260
Molson Coors Brewing Co., Class B	67,160	3,760,960
Post Holdings, Inc. (a)	49,405	5,136,638
		12,244,605
Energy — 4.0%
Cimarex Energy Co.	86,423	5,127,477
Noble Energy, Inc.	102,120	2,287,488
		7,414,965
Financials — 28.8%
Bank OZK	94,961	2,857,376
BankUnited, Inc.	160,617	5,419,218
BOK Financial Corp.	23,739	1,791,820
Brighthouse Financial, Inc. (a)	50,609	1,856,844
Discover Financial Services	59,006	4,578,276
Enstar Group Ltd. (a)	6,900	1,202,532
First Republic Bank	37,854	3,696,443
Franklin Resources, Inc. (b)	58,027	2,019,340
Hartford Financial Services Group, Inc. (The)	60,129	3,350,388
Loews Corp.	173,037	9,459,933
Mr. Cooper Group, Inc. (a)	142,545	1,141,785
Reinsurance Group of America, Inc.	14,295	2,230,449

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 7

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 92.6% continued
Financials — 28.8% continued
RenaissanceRe Holdings Ltd.	16,483	$2,934,139
Sterling Bancorp	138,884	2,955,451
SVB Financial Group (a)	12,284	2,758,864
Willis Towers Watson plc	27,350	5,238,619
		53,491,477
Health Care — 2.6%
Boston Scientific Corp. (a)	111,115	4,775,723

Industrials — 16.0%
Alaska Air Group, Inc.	52,763	3,372,083
Avis Budget Group, Inc. (a)	19,845	697,750
Colfax Corp. (a)(b)	103,833	2,910,439
Deere & Co.	9,328	1,545,743
Fastenal Co.	28,640	933,378
Hub Group, Inc., Class A (a)	47,413	1,990,398
Kirby Corp. (a)	61,077	4,825,083
Parker-Hannifin Corp.	20,345	3,458,853
Sensata Technologies Holding plc (a)	71,281	3,492,769
Stericycle, Inc. (a)(b)	45,379	2,166,847
United Airlines Holdings, Inc. (a)	38,144	3,339,507
WESCO International, Inc. (a)	18,757	950,042
		29,682,892
Information Technology — 4.2%
Avnet, Inc.	55,349	2,505,649
Juniper Networks, Inc.	87,417	2,327,915
Worldpay, Inc., Class A (a)	25,024	3,066,691
		7,900,255
Materials — 4.8%
Ashland Global Holdings, Inc.	38,056	3,043,338
Axalta Coating Systems Ltd. (a)	148,392	4,417,630
RPM International, Inc.	24,628	1,505,017
		8,965,985
Real Estate — 7.3%
American Campus Communities, Inc. REIT	84,687	3,909,152
CubeSmart REIT	137,601	4,601,377
Jones Lang LaSalle, Inc.	10,276	1,445,730

	Shares	Fair Value
Real Estate — 7.3% continued
Mid-America Apartment Communities, Inc. REIT	31,242	$3,679,058
		13,635,317
Utilities — 3.3%
South Jersey Industries, Inc.	39,114	1,319,315
UGI Corp.	89,765	4,794,349
		6,113,664

Total Common Stocks		$172,203,220

Registered Investment Companies — 10.2%
Diamond Hill Short Duration Total Return Fund, Class Y (c)	226,607	2,309,123
State Street Institutional US Government Money Market Fund, Premier Class, 2.31% (d)	11,110,842	11,110,842
State Street Navigator Securities Lending Portfolio I, 2.50% (d)(e)	5,514,312	5,514,312

Total Registered Investment Companies		$18,934,277

Total Investment Securities — 102.8%
(Cost $176,308,206)		$191,137,497

Liabilities in Excess of Other Assets — (2.8)%		(5,229,260)

Net Assets — 100.0%		$185,908,237

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2019 was $6,880,464.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of June 30, 2019.
(e)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $5,514,312. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $1,449,242.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

8 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.3%
Communication Services — 13.0%
Alphabet, Inc., Class A (a)	168,470	$182,419,316
Charter Communications, Inc., Class A (a)	273,073	107,912,988
Comcast Corp., Class A	2,608,773	110,298,922
Facebook, Inc., Class A (a)	677,923	130,839,139
TEGNA, Inc.	2,072,030	31,391,254
T-Mobile USA, Inc. (a)	608,843	45,139,620
Walt Disney Co. (The)	1,272,423	177,681,148
		785,682,387
Consumer Discretionary — 13.5%
Booking Holdings, Inc. (a)	51,321	96,211,992
BorgWarner, Inc.	2,862,128	120,152,133
General Motors Co.	3,249,201	125,191,715
Hanesbrands, Inc. (b)	4,793,899	82,550,941
NVR, Inc. (a)	37,611	126,758,473
O’Reilly Automotive, Inc. (a)	201,480	74,410,594
TJX Cos., Inc. (The)	3,259,530	172,363,946
VF Corp.	238,032	20,792,095
		818,431,889
Consumer Staples — 8.9%
Kimberly-Clark Corp.	888,416	118,408,084
PepsiCo, Inc.	999,161	131,019,982
Philip Morris International, Inc.	2,010,063	157,850,247
Procter & Gamble Co. (The)	1,197,139	131,266,291
		538,544,604
Energy — 4.3%
Chevron Corp.	573,625	71,381,895
Cimarex Energy Co.	1,620,794	96,161,708
Devon Energy Corp.	3,326,350	94,867,502
		262,411,105
Financials — 27.7%
American International Group, Inc.	3,255,672	173,462,204
Berkshire Hathaway, Inc., Class B (a)	945,698	201,594,443
Citigroup, Inc.	3,942,685	276,106,231
Discover Financial Services	1,625,235	126,101,984
First Republic Bank	722,836	70,584,935

	Shares	Fair Value
Financials — 27.7% continued
Hartford Financial Services Group, Inc. (The)	1,847,593	$102,947,882
JPMorgan Chase & Co.	1,159,769	129,662,174
KKR & Co., Inc., Class A (b)	3,606,838	91,144,796
Loews Corp.	1,170,903	64,013,267
Marsh & McLennan Cos., Inc.	804,865	80,285,284
MetLife, Inc.	4,045,200	200,925,084
Morgan Stanley	2,302,732	100,882,689
PNC Financial Services Group, Inc. (The)	435,925	59,843,784
		1,677,554,757
Health Care — 13.6%
Abbott Laboratories	3,139,685	264,047,509
Gilead Sciences, Inc.	1,001,143	67,637,221
Humana, Inc.	173,549	46,042,550
Medtronic plc	1,683,181	163,924,998
Pfizer, Inc.	3,827,318	165,799,416
Thermo Fisher Scientific, Inc.	401,983	118,054,367
		825,506,061
Industrials — 7.2%
Honeywell International, Inc.	446,857	78,016,764
Parker-Hannifin Corp.	663,545	112,809,285
United Airlines Holdings, Inc. (a)	879,468	76,997,423
United Technologies Corp.	1,294,534	168,548,327
		436,371,799
Information Technology — 5.6%
Microsoft Corp.	1,043,366	139,769,309
Texas Instruments, Inc.	885,408	101,609,422
Worldpay, Inc., Class A (a)	825,763	101,197,256
		342,575,987
Materials — 3.5%
Axalta Coating Systems Ltd. (a)	1,803,187	53,680,877
Eastman Chemical Co.	794,648	61,847,454
Linde plc	491,071	98,607,057
		214,135,388

Total Common Stocks		$5,901,213,977

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 9

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class, 2.45% (c)	152,712,305	$152,742,847
State Street Navigator Securities Lending Portfolio I, 2.50% (c)(d)	26,025,300	26,025,300

Total Registered Investment Companies		$178,768,147

Total Investment Securities — 100.2%
(Cost $4,538,048,899)		$6,079,982,124

Liabilities in Excess of Other Assets — (0.2)%		(13,460,507)

Net Assets — 100.0%		$6,066,521,617

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2019 was $37,545,358.
(c)	The rate shown is the 7-day effective yield as of June 30, 2019.
(d)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $26,025,300. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $11,910,818.

plc – Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill All Cap Select Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.4%
Communication Services — 8.6%
Alphabet, Inc., Class A (a)	8,321	$9,009,979
Facebook, Inc., Class A (a)	26,245	5,065,285
Liberty Media Corp. - Liberty Formula One - Series C (a)	140,425	5,253,299
		19,328,563
Consumer Discretionary — 14.6%
BorgWarner, Inc.	248,813	10,445,170
NVR, Inc. (a)	1,582	5,331,736
Red Rock Resorts, Inc., Class A	447,538	9,613,116
Vail Resorts, Inc.	33,251	7,420,958
		32,810,980
Consumer Staples — 6.3%
Cal-Maine Foods, Inc. (b)	125,485	5,235,234
Philip Morris International, Inc.	113,416	8,906,559
		14,141,793
Energy — 3.9%
Cimarex Energy Co.	148,307	8,799,054

Financials — 32.0%
American International Group, Inc.	205,339	10,940,462
Bank OZK	363,962	10,951,617
BankUnited, Inc.	148,693	5,016,902
Berkshire Hathaway, Inc., Class B (a)	53,025	11,303,339
Discover Financial Services	47,944	3,719,975
First Republic Bank	45,857	4,477,936
KKR & Co., Inc., Class A (b)	226,649	5,727,420
MetLife, Inc.	222,742	11,063,595
Mr. Cooper Group, Inc. (a)(b)	1,050,930	8,417,949
		71,619,195
Health Care — 9.5%
Allergan plc	54,459	9,118,070
Gilead Sciences, Inc.	98,465	6,652,295
GlaxoSmithKline plc - ADR	136,315	5,455,326
		21,225,691

10 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill All Cap Select Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.4% continued
Industrials — 16.4%
Cimpress NV (a)(b)	31,601	$2,872,215
Colfax Corp. (a)(b)	82,743	2,319,286
Copa Holdings SA, Class A	78,786	7,687,150
Hub Group, Inc., Class A (a)	172,525	7,242,600
Johnson Controls International plc	148,822	6,147,837
Kirby Corp. (a)	65,124	5,144,796
United Airlines Holdings, Inc. (a)	59,941	5,247,835
		36,661,719
Information Technology — 2.8%
Sanmina Corp. (a)	204,105	6,180,300

Materials — 2.3%
Sherwin-Williams Co. (The)	11,277	5,168,136

Total Common Stocks		$215,935,431

Registered Investment Companies — 9.2%
State Street Institutional US Government Money Market Fund, Premier Class, 2.31% (c)	7,457,008	7,457,008
State Street Navigator Securities Lending Portfolio I, 2.50% (c)(d)	13,228,218	13,228,218

Total Registered Investment Companies		$20,685,226

Total Investment Securities — 105.6%
(Cost $222,030,079)		$236,620,657

Liabilities in Excess of Other Assets — (5.6)%		(12,567,306)

Net Assets — 100.0%		$224,053,351

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2019 was $14,730,446.
(c)	The rate shown is the 7-day effective yield as of June 30, 2019.
(d)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $13,228,218. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $1,622,726.

ADR – American Depositary Receipt

plc – Public Limited Company

NV – Naamloze Vennootschap

SA – Societe Anonyme

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 11

Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 86.4%
Communication Services — 10.0%
Alphabet, Inc., Class A (a)(b)	118,410	$128,214,348
Comcast Corp., Class A (b)	1,407,050	59,490,074
Facebook, Inc., Class A (a)(b)	441,510	85,211,430
Walt Disney Co. (The) (c)	467,339	65,259,218
		338,175,070
Consumer Discretionary — 7.8%
Advance Auto Parts, Inc.	262,035	40,390,075
Booking Holdings, Inc. (a)(c)	31,155	58,406,590
BorgWarner, Inc. (c)	1,637,630	68,747,707
Hanesbrands, Inc. (c)	2,689,725	46,317,065
TJX Cos., Inc. (The)	830,703	43,927,575
VF Corp.	57,248	5,000,613
		262,789,625
Consumer Staples — 2.0%
Constellation Brands, Inc., Class A (c)	340,194	66,997,806

Energy — 3.8%
Cimarex Energy Co. (c)	1,700,234	100,874,883
Devon Energy Corp. (c)	956,380	27,275,958
		128,150,841
Financials — 25.6%
American International Group, Inc. (c)	1,693,325	90,220,356
Bank OZK (c)	2,176,335	65,485,920
BankUnited, Inc. (b)(c)	1,651,733	55,729,471
Berkshire Hathaway, Inc., Class B (a)(b)(c)	371,405	79,172,404
Brighthouse Financial, Inc. (a)(c)	509,411	18,690,290
Citigroup, Inc. (b)	2,189,313	153,317,589
Discover Financial Services (c)	666,829	51,739,262
First Republic Bank (c)	434,435	42,422,578
Hartford Financial Services Group, Inc. (The)	800,526	44,605,309
JPMorgan Chase & Co. (c)	346,130	38,697,334
Loews Corp. (c)	389,532	21,295,714
MetLife, Inc. (b)(c)	1,939,389	96,329,452
Morgan Stanley	1,416,073	62,038,158
Wells Fargo & Co.	970,732	45,935,038
		865,678,875

	Shares	Fair Value
Health Care — 10.7%
Abbott Laboratories (c)	522,435	$43,936,784
Allergan plc (b)(c)	791,537	132,527,040
CVS Health Corp. (c)	674,804	36,770,070
Medtronic plc (b)(c)	788,534	76,795,326
Perrigo Co. plc (c)	613,765	29,227,489
Pfizer, Inc.	936,470	40,567,880
		359,824,589
Industrials — 14.3%
Alaska Air Group, Inc. (c)	820,300	52,425,373
Johnson Controls International plc (b)(c)	2,167,009	89,519,142
Kirby Corp. (a)(c)	749,481	59,208,999
Parker-Hannifin Corp. (c)	192,530	32,732,025
Sensata Technologies Holding plc (a)(c)	1,298,342	63,618,758
United Airlines Holdings, Inc. (a)(b)(c)	1,476,525	129,269,764
United Technologies Corp. (c)	437,765	56,997,003
		483,771,064
Information Technology — 8.0%
Cognizant Technology Solutions Corp., Class A	1,095,185	69,423,777
Microsoft Corp. (b)	643,142	86,155,302
Texas Instruments, Inc. (c)	435,620	49,991,751
Worldpay, Inc., Class A (a)(b)	539,555	66,122,465
		271,693,295
Materials — 4.2%
Ashland Global Holdings, Inc. (c)	516,083	41,271,158
Axalta Coating Systems Ltd. (a)(c)	2,029,939	60,431,284
RPM International, Inc. (c)	661,705	40,436,793
		142,139,235

Total Common Stocks		$2,919,220,400

12 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 38.2%
Diamond Hill Short Duration Total Return Fund, Class Y (d)	7,788,783	$79,367,703
State Street Institutional Liquid Reserves Fund, Premier Class, 2.45% (e)	340,747,606	340,815,756
State Street Navigator Securities Lending Portfolio I, 2.50% (e)(f)	869,948,042	869,948,042

Total Registered Investment Companies		$1,290,131,501

Total Investment Securities — 124.6%
(Cost $3,446,085,098)		$4,209,351,901

Segregated Cash With Custodian — 25.8%		871,277,978

Investments Sold Short — (25.6)%
(Proceeds $820,649,267)		(864,983,379)

Liabilities in Excess of Other Assets — (24.8)%		(838,608,519)

Net Assets — 100.0%		$3,377,037,981

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for open short positions.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2019 was $862,964,565.
(d)	Affiliated Fund.
(e)	The rate shown is the 7-day effective yield as of June 30, 2019.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $869,948,042.

plc – Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 25.6%
Communication Services — 0.5%
Omnicom Group, Inc.	205,762	$16,862,196

Consumer Discretionary — 6.2%
Best Buy Co., Inc.	180,089	12,557,606
Big Lots, Inc.	408,165	11,677,601
Cheesecake Factory, Inc. (The)	415,854	18,181,137
Fossil Group, Inc.	412,660	4,745,590
Grand Canyon Education, Inc.	379,665	44,428,398
Tesla, Inc.	189,562	42,359,524
Under Armour, Inc., Class A	1,984,275	50,301,371
Walmart, Inc.	229,685	25,377,896
		209,629,123
Consumer Staples — 2.1%
Boston Beer Co., Inc., Class A	76,600	28,936,416
Brown-Forman Corp., Class B	475,417	26,352,364
Kroger Co. (The)	765,156	16,611,537
		71,900,317
Energy — 0.2%
Core Laboratories NV	164,185	8,583,592

Financials — 4.6%
Bank of Hawaii Corp.	428,217	35,503,471
Cincinnati Financial Corp.	593,811	61,560,386
Commerce Bancshares, Inc.	436,866	26,063,426
First American Financial Corp.	219,438	11,783,821
Selective Insurance Group, Inc.	296,581	22,210,951
		157,122,055
Health Care — 2.0%
Encompass Health Corp.	206,941	13,111,782
Integra LifeSciences Holdings Corp.	471,935	26,357,570
Varian Medical Systems, Inc.	196,410	26,737,293
		66,206,645
Industrials — 3.7%
Cintas Corp.	47,370	11,240,427
Hawaiian Holdings, Inc.	387,835	10,638,314

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 13

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
(Continued)
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 25.6% continued
Industrials — 3.7% continued
PACCAR, Inc.	631,485	$45,252,215
Robert Half International, Inc.	252,915	14,418,684
W.W. Grainger, Inc.	122,703	32,912,626
Wabtec Corp.	127,915	9,179,180
		123,641,446
Information Technology — 3.7%
CDK Global, Inc.	97,449	4,817,879
Cisco Systems, Inc.	666,248	36,463,753
Cree, Inc.	284,070	15,959,053
j2 Global, Inc.	274,425	24,393,638
Oracle Corp.	500,760	28,528,297
Western Union Co. (The)	676,140	13,448,425
		123,611,045
Materials — 0.5%
Silgan Holdings, Inc.	593,780	18,169,668

Utilities — 2.1%
Consolidated Edison, Inc.	789,887	69,257,292

Total Investments Sold Short — 25.6%
(Proceeds $820,649,267)		$864,983,379

Percentages disclosed are based on total net assets of the Fund at June 30, 2019.

NV – Naamloze Vennootschap

See accompanying Notes to Financial Statements.

Diamond Hill Research
Opportunities Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 104.8%
Communication Services — 12.4%
Alphabet, Inc., Class A (a)	2,585	$2,799,038
Baidu, Inc. - ADR (a)	3,863	453,362
Charter Communications, Inc., Class A (a)	1,249	493,580
Facebook, Inc., Class A (a)(b)	11,504	2,220,272
Fox Corp., Class B (c)	5,856	213,920
Liberty Media Corp. - Liberty Formula One - Series C (a)(c)	53,525	2,002,370
Tencent Holdings Ltd. (HK)	15,500	701,227
Walt Disney Co. (The) (b)	4,506	629,218
Zynga, Inc., Class A (a)(c)	55,527	340,380
		9,853,367
Consumer Discretionary — 13.3%
Advance Auto Parts, Inc. (b)	2,715	418,490
American Axle & Manufacturing Holdings, Inc. (a)(c)	10,926	139,416
Aptiv plc (c)	2,825	228,345
BorgWarner, Inc. (b)	8,480	355,990
Dollar General Corp.	1,572	212,472
EssilorLuxottica SA (FR)	5,173	674,178
Fiat Chrysler Automobiles NV	49,449	683,385
General Motors Co. (c)	4,072	156,894
Hanesbrands, Inc. (c)	18,900	325,458
McDonald’s Corp.	2,310	479,695
NVR, Inc. (a)	400	1,348,100
O’Reilly Automotive, Inc. (a)(c)	828	305,797
Red Rock Resorts, Inc., Class A (b)	93,297	2,004,020
Starbucks Corp.	3,850	322,745
TJX Cos., Inc. (The)	3,522	186,243
Vail Resorts, Inc. (c)	10,800	2,410,344
VF Corp.	3,906	341,189
		10,592,761
Consumer Staples — 2.4%
Cal-Maine Foods, Inc. (b)	22,500	938,700
Constellation Brands, Inc., Class A (c)	2,100	413,574
Seaboard Corp. (c)	135	558,460
		1,910,734

14 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 104.8% continued
Energy — 1.6%
Cimarex Energy Co. (c)	20,861	$1,237,683

Financials — 18.0%
Banco Bilbao Vizcaya Argentaria SA (ES)	28,347	158,116
Bank of New York Mellon Corp. (The)	22,729	1,003,485
Bank OZK (b)	62,075	1,867,837
BankUnited, Inc. (b)	32,328	1,090,747
Brighthouse Financial, Inc. (a)(b)	7,170	263,067
Credit Suisse Group AG (SW) (a)	106,576	1,275,640
Discover Financial Services (c)	12,422	963,823
Fairfax Financial Holdings Ltd. (CA)	1,061	520,718
Fairfax India Holdings Corp. (a)	95,650	1,217,242
First Republic Bank	7,928	774,169
Julius Baer Group Ltd. (SW) (a)	23,506	1,047,299
Kasikornbank pcl - NVDR (TH)	17,100	104,823
KKR & Co., Inc., Class A (c)	20,430	516,266
MetLife, Inc.	9,447	469,232
Morgan Stanley (b)	10,537	461,626
Mr. Cooper Group, Inc. (a)	173,274	1,387,925
Noah Holdings Ltd. - ADR (a)	4,900	208,495
SCOR SE (FR)	1,000	43,840
SVB Financial Group (a)(c)	4,220	947,770
		14,322,120
Health Care — 14.9%
Acorda Therapeutics, Inc. (a)(c)	78,174	599,595
Alder Biopharmaceuticals, Inc. (a)(c)	10,673	125,621
Allergan plc	18,275	3,059,783
AMAG Pharmaceuticals, Inc. (a)(c)	11,260	112,487
BioScrip, Inc. (a)(c)	478,216	1,243,362
Endo International plc (a)	292,125	1,203,555
Gilead Sciences, Inc.	4,327	292,332

	Shares	Fair Value
Health Care — 14.9% continued
GlaxoSmithKline plc - ADR	16,580	$663,532
Humana, Inc.	1,730	458,969
Ironwood Pharmaceuticals, Inc. (a)(c)	10,512	115,001
McKesson Corp. (c)	3,475	467,005
Medtronic plc	5,550	540,515
Patterson Cos., Inc. (c)	6,500	148,850
Perrigo Co. plc (b)	25,974	1,236,882
Shandong Weigo Group Medical Polymer Co. Ltd. (HK)	496,000	450,097
Thermo Fisher Scientific, Inc. (c)	2,177	639,341
WellCare Health Plans, Inc. (a)	1,785	508,850
		11,865,777
Industrials — 20.9%
Aircastle Ltd. (b)	22,500	478,350
Alaska Air Group, Inc. (c)	9,500	607,145
Bollore SA (FR)	202,402	893,113
Colfax Corp. (a)(c)	24,774	694,415
Copa Holdings SA, Class A (c)	12,500	1,219,625
Honeywell International, Inc. (b)	2,367	413,255
Howden Joinery Group plc (GB)	67,500	434,403
Hub Group, Inc., Class A (a)(b)	60,730	2,549,445
Johnson Controls International plc	8,730	360,636
Kirby Corp. (a)(c)	7,630	602,770
Melrose Industries plc (GB)	205,666	472,767
Milacron Holdings Corp. (a)(c)	10,150	140,070
Sensata Technologies Holding plc (a)	50,408	2,469,992
SPX FLOW, Inc. (a)	2,374	99,376
Stericycle, Inc. (a)(c)	25,230	1,204,733
United Airlines Holdings, Inc. (a)(b)	26,991	2,363,062
United Technologies Corp.	2,849	370,940
Verisk Analytics, Inc. (c)	4,744	694,806
Welbilt, Inc. (a)(c)	13,800	230,460

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 15

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 104.8% continued
Industrials — 20.9% continued
WESCO International, Inc. (a)	5,128	$259,733
		16,559,096
Information Technology — 12.3%
Analog Devices, Inc. (c)	4,691	529,473
Apple, Inc.	1,002	198,316
Avnet, Inc.	12,156	550,302
Cognizant Technology Solutions Corp., Class A (b)	36,968	2,343,402
First Data Corp., Class A (a)(b)	21,966	594,620
Microsoft Corp.	11,869	1,589,971
Sanmina Corp. (a)	48,493	1,468,368
TE Connectivity Ltd. (c)	5,806	556,099
Texas Instruments, Inc.	7,881	904,423
WNS Holdings Ltd. - ADR (a)	16,989	1,005,749
		9,740,723
Materials — 5.9%
Ashland Global Holdings, Inc.	10,700	855,679
Axalta Coating Systems Ltd. (a)(c)	31,294	931,622
Fuchs Petrolub SE (DE)	7,500	266,999
LANXESS Group (DE)	13,593	807,309
RPM International, Inc.	10,350	632,489
Sherwin-Williams Co. (The) (c)	1,375	630,149
W.R. Grace & Co. (c)	7,675	584,144
		4,708,391
Real Estate — 2.8%
American Campus Communities, Inc. REIT (c)	6,005	277,191
American Homes 4 Rent, Class A (c)	9,697	235,734
CubeSmart REIT (c)	7,681	256,853
iStar, Inc. REIT	77,208	958,923
Mid-America Apartment Communities, Inc. REIT (c)	2,225	262,016
Public Storage REIT (c)	1,086	258,653
		2,249,370

	Shares	Fair Value
Utilities — 0.3%
UGI Corp. (c)	3,647	$194,786

Total Common Stocks		$83,234,808

Registered Investment Companies — 26.8%
State Street Navigator Securities Lending Portfolio I, 2.50%(d)(e)	21,249,779	$21,249,779

Total Investment Securities — 131.6%
(Cost $97,813,265)		$104,484,587

Segregated Cash With Custodian — 14.3%		11,344,524

Investments Sold Short — (19.0)%
(Proceeds $13,504,426)		(15,086,225)

Liabilities in Excess of Other Assets — (26.9)%		(21,326,487)

Net Assets — 100.0%		$79,416,399

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for open short positions.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2019 was $21,078,901.
(d)	The rate shown is the 7-day effective yield as of June 30, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $21,249,779.

ADR – American Depositary Receipt

AG – Aktiengesellschaft

CA – Canadian Security

DE – German Security

ES – Spanish Security

FR – French Security

GB – British Security

HK – Hong Kong Security

NV – Naamloze Vennootschap

NVDR – Non-Voting Depositary Receipt

pcl – Public Company Limited

plc – Public Limited Company

REIT – Real Estate Investment Trust

SA – Societe Anonyme

SE – Societas Europaea

SW – Swiss Security

TH – Thai Security

See accompanying Notes to Financial Statements.

16 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
June 30, 2019 (Unaudited)

	Shares	Fair Value
Common Stocks — 19.0%
Communication Services — 0.6%
Cogent Communications Holdings, Inc.	6,450	$382,872
Omnicom Group, Inc.	714	58,512
		441,384
Consumer Discretionary — 4.7%
Best Buy Co., Inc.	1,960	136,671
Big Lots, Inc.	2,000	57,220
Cheesecake Factory, Inc. (The)	2,754	120,405
Fossil Group, Inc.	17,650	202,975
Grand Canyon Education, Inc.	5,606	656,014
Kohl’s Corp.	485	23,062
lululemon athletica, inc.	1,710	308,159
Tesla, Inc.	5,607	1,252,940
Under Armour, Inc., Class A	29,994	760,348
Walmart, Inc.	1,800	198,882
		3,716,676
Consumer Staples — 0.6%
Boston Beer Co., Inc., Class A	580	219,101
Brown-Forman Corp., Class B	3,500	194,005
Kroger Co. (The)	1,770	38,427
		451,533
Financials — 4.3%
Apollo Commercial Real Estate Finance, Inc.	9,728	178,898
Ares Commercial Real Estate Corp.	8,636	128,331
Bank of Hawaii Corp.	5,475	453,932
Blackstone Mortgage Trust, Inc., Class A	711	25,297
Cincinnati Financial Corp.	3,402	352,685
Commerce Bancshares, Inc.	6,680	398,529
First Financial Bankshares, Inc.	16,400	504,956
Granite Point Mortgage Trust, Inc.	6,608	126,807
KKR Real Estate Finance Trust, Inc.	1,404	27,968
Northwest Bancshares, Inc.	11,091	195,313

	Shares	Fair Value
Financials — 4.3% continued
Selective Insurance Group, Inc.	2,033	$152,251
Starwood Property Trust, Inc.	2,411	54,778
TPG Real Estate Finance Trust, Inc.	2,556	49,305
Westamerica Bancorp.	11,960	736,856
		3,385,906
Health Care — 3.0%
HealthEquity, Inc.	3,825	250,155
IDEXX Laboratories, Inc.	1,550	426,762
IQVIA Holdings, Inc.	2,500	402,250
Merck & Co., Inc.	3,901	327,099
Myriad Genetics, Inc.	3,000	83,340
Varian Medical Systems, Inc.	3,155	429,490
Waters Corp.	2,225	478,909
		2,398,005
Industrials — 1.4%
Boeing Co. (The)	409	148,880
Cintas Corp.	714	169,425
Hawaiian Holdings, Inc.	10,528	288,783
PACCAR, Inc.	2,198	157,509
Robert Half International, Inc.	2,532	144,349
W.W. Grainger, Inc.	777	208,415
		1,117,361
Information Technology — 3.3%
CDK Global, Inc.	7,924	391,763
Cisco Systems, Inc.	10,823	592,343
Cree, Inc.	4,945	277,810
j2 Global, Inc.	1,665	148,002
Oracle Corp.	11,086	631,569
Western Union Co. (The)	31,303	622,617
		2,664,104
Materials — 0.3%
Silgan Holdings, Inc.	8,305	254,133

Real Estate — 0.3%
EastGroup Properties, Inc.	1,901	220,478

Utilities — 0.5%
Consolidated Edison, Inc.	4,980	436,646

Total Investments Sold Short — 19.0%
(Proceeds $13,504,426)		$15,086,225

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 17

Diamond Hill Global Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
Common Stocks — 98.5%
Belgium — 2.7%
Anheuser-Busch InBev SA/NV	5,542	$490,430

China — 4.5%
Baidu, Inc. - ADR (a)	3,460	406,066
Shandong Weigao Group Medical Polymer Co. Ltd.	460,280	417,683
		823,749

France — 8.1%
EssilorLuxottica SA	5,130	668,574
Euronext NV	5,185	392,306
SCOR SE	9,576	419,815
		1,480,695
Israel — 0.5%
Check Point Software Technologies Ltd. (a)(b)	785	90,754

Germany — 2.1%
Fuchs Petrolub SE	10,811	384,870

Korea (Republic of) — 3.0%
Samsung Electronics Co. Ltd.	13,410	544,988

Switzerland — 6.2%
Credit Suisse Group AG (a)	42,925	513,782
Julius Baer Group Ltd. (a)	13,968	622,338
		1,136,120
United Kingdom — 11.7%
Ashmore Group plc	32,252	208,646
Beazley plc	52,932	371,015
BT Group plc - ADR (b)	23,807	304,015
GlaxoSmithKline plc	27,287	546,952
Howden Joinery Group plc	108,711	699,621
		2,130,249

	Shares	Value
United States — 59.7%
Allergan plc	2,885	$483,035
Alphabet, Inc., Class C (a)	380	410,746
American International Group, Inc.	11,170	595,138
Bank OZK	18,163	546,525
Berkshire Hathaway, Inc., Class B (a)	3,061	652,513
BorgWarner, Inc.	17,623	739,813
Cimarex Energy Co.	6,289	373,126
Citigroup, Inc.	3,066	214,712
Copa Holdings SA, Class A	6,497	633,912
Discover Financial Services	3,957	307,024
Facebook, Inc., Class A (a)	2,210	426,530
Gilead Sciences, Inc.	5,975	403,671
Hub Group, Inc., Class A (a)	10,092	423,662
Johnson Controls International plc	8,962	370,220
Kirby Corp. (a)	4,731	373,749
KKR & Co., Inc., Class A (b)	16,932	427,872
MetLife, Inc.	13,565	673,774
NVR, Inc. (a)	109	367,357
Philip Morris International, Inc.	6,807	534,554
Red Rock Resorts, Inc., Class A	23,084	495,844
Sanmina Corp. (a)	13,496	408,659
Sherwin-Williams Co. (The)	669	306,596
United Airlines Holdings, Inc. (a)	4,132	361,757
Vail Resorts, Inc.	1,598	356,642
		10,887,431

Total Common Stocks
(Cost $18,156,449)		$17,969,286

18 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Global Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Par Value	Value
Registered Investment Companies — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class, 2.45% (c)	$260,804	$260,856
State Street Navigator Securities Lending Portfolio I, 2.50% (c)(d)	238,538	238,538

Total Registered Investment Companies
(Cost $499,373)		$499,394

Total Investments at Value — 101.2%
(Cost $18,655,821)		$18,468,680

Liabilities in Excess of Other Assets — (1.2)%		(221,559)

Net Assets — 100.0%		$18,247,121

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2019 was $467,706.
(c)	The rate shown is the 7-day effective yield as of June 30, 2019.
(d)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $238,538. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $235,518.

ADR – American Depositary Receipt

AG – Aktiengesellschaft

NV – Naamloze Vennootschap

plc – Public Limited Company

SA – Societe Anonyme

SE – Societas Europaea

See accompanying Notes to Financial Statements.

Diamond Hill Short Duration
Total Return Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 7.0%
Banking — 3.3%
Canadian Imperial Bank	1.600%	09/06/19	$425,000	$424,357
Capital One Financial Corp.	2.500%	05/12/20	500,000	500,498
Capital One North America	1.850%	09/13/19	500,000	499,311
Citibank NA	3.400%	07/23/21	500,000	510,500
Citigroup, Inc. (a)	2.350%	08/02/21	500,000	499,532
Citigroup, Inc.	2.900%	12/08/21	750,000	757,529
Danske Bank A/S (b)	1.650%	09/06/19	500,000	499,030
DBS Group Holdings Ltd. (3MO LIBOR + 49) (b)(c)	2.943%	06/08/20	1,500,000	1,500,885
Fifth Third Bank (3MO LIBOR + 59) (c)	2.901%	09/27/19	500,000	500,382
Goldman Sachs Group, Inc.	2.300%	12/13/19	225,000	224,983
Goldman Sachs Group, Inc.	2.600%	12/27/20	1,000,000	1,000,760
Goldman Sachs Group, Inc.	2.625%	04/25/21	2,930,000	2,939,815
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)(c)	3.696%	04/26/22	450,000	453,829
Huntington National Bank (3MO LIBOR + 51) (c)	2.963%	03/10/20	1,000,000	1,002,256
JPMorgan Chase & Co.	2.250%	01/23/20	50,000	49,983
JPMorgan Chase & Co.	2.550%	10/29/20	1,000,000	1,002,333
JPMorgan Chase & Co. (3MO LIBOR + 100) (c)	3.597%	01/15/23	400,000	403,196
KeyBank NA	1.600%	08/22/19	750,000	749,085
KeyBank NA	3.350%	06/15/21	500,000	510,113
KeyBank NA	3.300%	02/01/22	500,000	513,012
Mizuho Financial Group	2.273%	09/13/21	500,000	498,230
Morgan Stanley	2.650%	01/27/20	486,000	486,544
Morgan Stanley (3MO LIBOR + 118) (c)	3.772%	01/20/22	1,000,000	1,010,557
National Australia Bank, New York	2.250%	01/10/20	500,000	499,724
Nordea Bank AB (3MO LIBOR + 62) (b)(c)	3.221%	09/30/19	250,000	250,350
Rabobank Nederland NY	2.250%	01/14/20	300,000	299,728

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 19

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 7.0% continued
Banking — 3.3% continued
Royal Bank of Canada	1.500%	07/29/19	$220,000	$219,842
Skandinaviska Enskilda Banken AB	1.500%	09/13/19	500,000	499,150
SunTrust Bank	3.525%	10/26/21	900,000	913,372
Svenska Handelsbanken AB	1.500%	09/06/19	500,000	499,200
Toronto-Dominion Bank	1.450%	08/13/19	20,000	19,976
Wells Fargo & Co.	2.400%	01/15/20	1,750,000	1,750,486
Westpac Banking Corp.	1.600%	08/19/19	425,000	424,533
				21,913,081
Basic Industry — 0.1%
Stericycle, Inc. (b)	5.375%	07/15/24	500,000	521,935

Capital Goods — 0.1%
Beacon Roofing Supply, Inc.	6.375%	10/01/23	100,000	103,875
TransDigm Group, Inc.	6.000%	07/15/22	250,000	252,500
Welbilt, Inc.	9.500%	02/15/24	100,000	108,250
Zekelman Industries, Inc. (b)	9.875%	06/15/23	500,000	527,812
				992,437
Communications — 0.5%
American Tower Corp.	2.250%	01/15/22	250,000	248,864
British Telecommunications plc	4.500%	12/04/23	500,000	534,950
Cogent Communications, Inc. (b)	5.625%	04/15/21	200,000	202,750
Comcast Corp.	3.450%	10/01/21	900,000	925,840
Crown Castle International Corp.	2.250%	09/01/21	425,000	422,976
Deutsche Telekom International Finance (b)	1.500%	09/19/19	200,000	199,616
Twenty-First Century Fox, Inc. (b)	4.030%	01/25/24	450,000	478,431
				3,013,427
Consumer Cyclical — 1.1%
BMW U.S. Capital LLC (b)	1.450%	09/13/19	225,000	224,600
CCM Merger, Inc. (b)	6.000%	03/15/22	200,000	205,000

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical — 1.1% continued
Daimler Finance NA LLC (b)	1.750%	10/30/19	$350,000	$348,976
Fiat Chrysler Automobiles NV	4.500%	04/15/20	200,000	202,240
Ford Motor Credit Co. LLC	1.897%	08/12/19	500,000	499,522
Ford Motor Credit Co. LLC	2.681%	01/09/20	200,000	199,873
Ford Motor Credit Co. LLC (a)	5.596%	01/07/22	750,000	794,134
Ford Motor Credit Co. LLC	5.584%	03/18/24	250,000	267,774
General Motors Financial Co., Inc. (a)	2.350%	10/04/19	1,000,000	999,455
General Motors Financial Co., Inc.	3.200%	07/06/21	25,000	25,213
General Motors Financial Co., Inc.	4.200%	11/06/21	950,000	978,202
Nissan Motor Acceptance Corp. (b)	1.550%	09/13/19	425,000	424,091
Toyota Motor Credit Corp (3MO LIBOR + 54) (c)	3.129%	01/08/21	1,000,000	1,005,397
Toyota Motor Credit Corp. (a)	1.950%	04/17/20	425,000	424,124
Volkswagen AG (b)	3.875%	11/13/20	500,000	510,526
				7,109,127
Consumer Non-Cyclical — 0.2%
Amgen, Inc.	2.650%	05/11/22	860,000	866,137
Mondelēz International, Inc. (b)	1.625%	10/28/19	250,000	249,210
Zoetis, Inc.	3.250%	08/20/21	450,000	456,835
				1,572,182
Electric — 0.2%
Sempra Energy	1.625%	10/07/19	370,000	368,974
Southern Power Co. (a)	1.950%	12/15/19	250,000	249,246
WEC Energy Group, Inc.	3.375%	06/15/21	950,000	968,378
				1,586,598
Energy — 0.3%
Energen Corp.	4.625%	09/01/21	100,000	101,000
Energy Transfer Operating LP (a)	4.500%	04/15/24	925,000	983,863
Sinopec Group Overseas Development Ltd. (b)	1.750%	09/29/19	500,000	499,235
Welltec A/S (b)	9.500%	12/01/22	200,000	191,000
WPX Energy, Inc.	6.000%	01/15/22	100,000	103,625
				1,878,723

20 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 7.0% continued
Finance Companies — 0.3%
American Express Credit Corp.	1.700%	10/30/19	$900,000	$897,851
Credit Acceptance Corp.	6.125%	02/15/21	200,000	200,000
Credit Acceptance Corp.	7.375%	03/15/23	200,000	207,750
IBCIL Finance Co. Ltd. (b)	2.125%	09/29/19	200,000	199,746
Nationstar Mortgage / Capital Corp. (a)	6.500%	07/01/21	350,000	350,532
Nationstar Mortgage / Capital Corp.	6.500%	06/01/22	100,000	99,000
				1,954,879
Insurance — 0.6%
Jackson National Life Global Funding (3MO LIBOR + 48) (b)(c)	2.931%	06/11/21	950,000	952,723
Jackson National Life Global Funding (b)	2.100%	10/25/21	200,000	198,541
Met Life Global Funding I (3MO LIBOR + 40) (b)(c)	2.836%	06/12/20	1,000,000	1,002,911
Met Life Global Funding I (b)	3.375%	01/11/22	500,000	513,801
New York Life Global Funding (b)	1.500%	10/24/19	500,000	498,636
PRICOA Global Funding I (b)	1.450%	09/13/19	350,000	349,306
Principal Life Global Funding II (b)	2.375%	11/21/21	400,000	400,059
				3,915,977
REITS — 0.1%
RHP Hotel Properties LP	5.000%	04/15/21	500,000	499,375

Technology — 0.1%
Dell International LLC (b)	4.000%	07/15/24	500,000	512,833

Transportation — 0.1%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	68,580	69,938
U.S. Airways Pass-Through Trust, Series 2012-2, Class B	6.750%	12/03/22	139,669	148,173

	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation — 0.1% continued
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	$88,046	$91,089
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	121,380	128,930
				438,130

Total Corporate Credit				$45,908,704

Securitized — 83.7%
ABS-Other — 9.6%
Access Point Financial, Series 2017-A, Class D (b)	6.000%	04/15/29	5,000,000	5,144,715
Access Point Financial, Inc., Series 2017-A, Class C (b)	5.820%	04/15/29	4,750,000	4,892,628
BXG Receivables Note Trust, Series 2012-A, Class B (b)	3.990%	12/02/27	411,517	411,857
Credibly Asset Securitization LLC, Pool #FN 252409, Series 2018-1A, Class A (b)	4.800%	11/15/23	2,000,000	2,061,460
Gold Key Resorts LLC, Series 2014-A, Class A (b)	3.220%	03/17/31	162,303	162,347
Helios Issuer LLC, Series 2019-AA, Class A (b)	3.750%	06/20/46	2,300,000	2,299,333
Hero Funding Trust, Series 2016-3B, Class B (b)	5.240%	09/20/42	365,025	370,765
Hero Funding Trust, Series 2016-1R, Class A1 (b)	4.500%	09/21/42	706,734	714,947
Hero Funding Trust, Series 2016-4B, Class B (b)	4.990%	09/20/47	1,034,512	1,058,143
Kabbage Funding LLC, Series 2019-1, Class A (b)	3.825%	03/15/24	4,500,000	4,562,905
Kabbage Funding LLC, Series 2019-1, Class C (b)	4.611%	03/15/24	2,400,000	2,435,992
Kabbage Funding LLC, Series 2019-1, Class D (b)	5.688%	03/15/24	1,550,000	1,573,500

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 21

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.7% continued
ABS-Other — 9.6% continued
LTCG Securitization, Series 2018-A, Class A (b)	4.590%	06/15/48	$1,588,447	$1,604,921
MarketPlace Loan Trust, Series 2017-BS1, Class A (b)(c)	3.500%	01/18/22	832,791	833,404
Mosaic Solar Loans LLC, Series 2017-2A, Class A (b)	3.820%	06/22/43	1,815,417	1,845,155
Mosaic Solar Loans LLC, Series 2017-2A, Class B (b)	4.770%	06/22/43	903,586	933,137
Mosaic Solar Loans LLC, Series 2017-2A, Class D (PO) (b)	0.000%	06/22/43	3,230,758	2,981,181
Nationstar HECM Loan Trust, Series 2019-1A, Class A (b)	2.651%	06/25/29	1,500,000	1,499,999
New Residential Advance Receivables Trust, Series 2016-T4, Class ET4 (b)	6.250%	12/15/50	2,500,000	2,573,550
New Residential Advance Receivables Trust, Series 2017-T1, Class ET1 (b)	5.815%	02/15/51	2,845,000	2,865,224
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (b)(c)	5.404%	02/25/44	2,637,549	2,637,544
Ocwen Master Advance Receivables Trust, Series 2018-T1, Class DT1 (b)	4.236%	08/15/49	1,206,000	1,206,465
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class DT2 (b)	4.446%	08/16/49	1,000,000	1,000,657
Ocwen Master Advance Receivables Trust, Series 2018-T2, Class DT2 (b)	4.532%	08/15/50	2,900,000	2,933,561

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 9.6% continued
OnDeck Asset Securitization Trust, Series 2018-1A, Class B (b)	4.020%	04/18/22	$1,400,000	$1,414,778
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1MO LIBOR + 285) (b)(c)	5.254%	02/25/23	2,000,000	2,003,198
Renew Financial LLC, Series 2017-1A, Class B (b)(c)	5.750%	09/20/52	1,197,910	1,218,573
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (b)	3.590%	11/15/49	557,143	556,247
SPS Servicer Advance Receivables Trust, Series 2018-T1, Class DT1 (b)	4.500%	10/17/50	1,070,000	1,083,509
TES LLC, Series 2017-1A, Class B (b)	7.740%	10/20/47	2,000,000	2,105,762
Westgate Resorts, Series 2016-1A, Class A (b)	3.500%	12/20/28	913,500	917,094
Westgate Resorts, Series 2018-1A, Class B (b)	3.580%	12/20/31	1,580,469	1,596,704
Westgate Resorts, Series 2018-1A, Class C (b)	4.100%	12/20/31	3,771,573	3,808,305
				63,307,560
Agency CMBS — 0.0% (d)
FNMA, Pool #FN AE0834 (c)	3.923%	01/01/21	130,742	134,069

Agency MBS CMO — 2.6%
FHLMA, Series 4314, Class PF (1MO LIBOR + 40) (c)	2.794%	07/15/43	439,817	439,301
FHLMC, Series 2814, Class PH	6.000%	06/15/34	260,767	295,956
FHLMC, Series 2979, Class FP (1MO LIBOR + 45) (c)	2.844%	05/15/35	498,409	493,656
FHLMC, Series 3121, Class FM (1MO LIBOR + 40) (c)	2.794%	03/15/36	485,620	485,976

22 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.7% continued
Agency MBS CMO — 2.6% continued
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (c)	3.494%	11/15/37	$1,002,494	$1,023,066
FHLMC, Series 4085, Class FB (1MO LIBOR + 40) (c)	2.794%	01/15/39	493,384	495,936
FHLMC, Series 4095, Class FB (1MO LIBOR + 40) (c)	2.794%	04/15/39	246,110	247,326
FHLMC, Series 3925, Class FL (1MO LIBOR + 45) (c)	2.844%	01/15/41	483,035	484,307
FHLMC, Series 3891, Class JF (1MO LIBOR + 55) (c)	2.944%	06/15/41	830,231	835,471
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (c)	2.894%	07/15/41	469,116	471,208
FHLMC, Series 4238, Class FT (1MO LIBOR + 35) (c)	2.744%	08/15/43	457,123	456,196
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	35,195	37,806
FNMA, Series 2012-3, Class EA	3.500%	10/25/29	106,543	107,053
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	296,720	336,527
FNMA, Series 2003-131, Class CH	5.500%	01/25/34	92,631	103,549
FNMA, Series 2006-9, Class KZ	6.000%	03/25/36	227,080	252,673
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (c)	3.054%	07/25/36	1,136,044	1,147,347
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (c)	2.784%	11/25/36	465,353	465,568
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	377,335	406,665
FNMA, Series 2010-136, Class FA (1MO LIBOR + 50) (c)	2.904%	12/25/40	475,586	476,283

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 2.6% continued
FNMA, Series 2011-86, Class KF (1MO LIBOR + 55) (c)	2.954%	09/25/41	$677,311	$680,793
FNMA, Series 2012-9, Class FC (1MO LIBOR + 40) (c)	2.804%	02/25/42	320,292	320,754
FNMA, Series 2012-33, Class F (1MO LIBOR + 52) (c)	2.924%	04/25/42	305,895	307,617
GNMA, Series 2000-35, Class FA (1MO LIBOR + 55) (c)	2.944%	12/16/26	308,024	309,623
GNMA, Series 2007-18, Class FD (1MO LIBOR + 30) (c)	2.683%	04/20/37	623,299	621,791
GNMA, Series 2008-16, Class FC (1MO LIBOR + 50) (c)	2.883%	02/20/38	443,483	446,000
GNMA, Series 2011-18, Class NA	4.000%	05/20/39	14,776	14,823
GNMA, Series 2012-149, Class GF (1MO LIBOR + 30) (c)	2.683%	12/20/42	340,893	339,542
GNMA, Series 2012-H29, Class SA (1MO LIBOR + 51.5) (c)	2.982%	10/20/62	774,093	774,852
GNMA, Series 2012-H23, Class SA (1MO LIBOR + 53) (c)	2.997%	10/20/62	629,408	630,031
GNMA, Series 2017-H18, Class FE (1MO LIBOR + 20) (c)	2.667%	06/20/63	400,471	399,746
GNMA, Series 2015-H09, Class FA (1MO LIBOR + 62) (c)	3.087%	04/20/65	689,501	689,565
GNMA, Series 2015-H15, Class FC (1MO LIBOR + 58) (c)	3.047%	06/20/65	1,297,135	1,295,147
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (c)	3.130%	05/20/66	127,351	129,726

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 23

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.7% continued
Agency MBS CMO — 2.6% continued
GNMA, Series 2017-H11, Class FP (1MO LIBOR + 22) (c)	2.687%	04/20/67	$1,341,895	$1,339,462
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	109,721	121,884
				17,483,226
Agency MBS CMO Derivatives — 1.2%
FHLMC, Series 3994, Class EI (IO)	3.000%	02/15/22	1,187,158	33,273
FHLMC, Series 3874, Class KI (IO)	4.500%	08/15/25	853,358	24,845
FHLMC, Series 3946, Class SB (-1*1MO LIBOR + 675) (IO) (c)	4.356%	10/15/26	349,812	36,801
FHLMC, Series 237, Class S14 (-1*1MO LIBOR + 660) (IO) (c)	4.206%	05/15/36	1,114,562	188,365
FNMA, Series 2011-75, Class MI (IO)	3.500%	08/25/26	672,050	47,747
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	5,238,288	537,767
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	436,840	398,577
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	992,319	213,537
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	14,801,213	918,016
FNMA, Series 2010-44, Class CS (-1*1MO LIBOR + 655) (IO) (c)	4.146%	05/25/40	1,180,779	165,494
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	624,698	47,580
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	1,543,840	208,583
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	1,592,845	279,851
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	4,715,845	312,320
GNMA, Series 2010-H01, Class CI (IO) (c)	2.158%	01/20/60	2,680,772	250,358
GNMA, Series 2012-H02, Class AI (IO) (c)	1.814%	01/20/62	3,184,334	132,396

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 1.2% continued
GNMA, Series 2013-H13, Class T1 (IO) (c)	0.479%	05/20/63	$41,653,544	$697,501
GNMA, Series 2016-H20, Class GI (IO) (c)	0.372%	08/20/66	47,220,329	486,960
GNMA, Series BC-H066, Class DI (IO) (c)	1.782%	04/20/67	15,833,570	264,069
GNMA, Series 2017-H22, Class ID (IO) (c)	1.790%	11/20/67	3,276,651	61,501
GNMA, Series 2018-H08, Class NI (IO) (c)	0.762%	05/20/68	23,651,206	759,790
GNMA, Series 2019-H04, Class IO (IO) (c)	1.515%	03/20/69	65,897,729	1,868,662
				7,933,993
Agency MBS Passthrough — 0.2%
FHLMC, Pool #FG G60257	5.500%	06/01/41	915,349	1,011,623

Auto Loan — 16.0%
ACC Trust, Series 2018-1, Class A (b)	3.700%	12/21/20	614,533	615,448
ACC Trust, Series 2019-1, Class A (b)	3.750%	05/20/22	1,241,759	1,254,035
American Credit Acceptance Receivables Trust, Series 2017-1, Class D (b)	3.540%	03/13/23	1,290,000	1,300,530
American Credit Acceptance Receivables Trust, Series 2017-1, Class E (b)	5.440%	03/13/24	2,900,000	2,986,275
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (b)	4.140%	10/15/24	3,900,000	3,996,242
Bank of the West Auto Trust, Series 2017-1, Class B (b)	2.620%	11/15/23	400,000	400,580
California Republic Auto Receivables Trust, Series 2015-4, Class C (b)	4.230%	09/15/22	85,000	85,284
CarNow Auto Receivables Trust, Series 2018-1A, Class A (b)	3.610%	10/15/21	2,534,218	2,539,494

24 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.7% continued
Auto Loan — 16.0% continued
CarNow Auto Receivables Trust, Series 2018-1A, Class B (b)	4.260%	09/15/23	$5,000,000	$5,067,324
CarNow Auto Receivables Trust, Series 2017-1A, Class C (b)	5.750%	10/16/23	4,000,000	4,068,342
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (b)	3.040%	04/15/30	3,984,577	4,023,160
CIG Auto Receivables Trust, Series 2017-1A, Class C (b)	5.330%	12/16/24	1,600,000	1,613,434
CPS Auto Trust, Series 2014-C, Class C (b)	3.770%	08/17/20	1,325,977	1,327,457
CPS Auto Trust, Series 2018-C, Class D (b)	4.400%	06/17/24	850,000	878,719
CPS Auto Trust, Series 2019-A, Class D (b)	4.350%	12/16/24	1,400,000	1,459,256
CPS Auto Trust, Series 2019-B, Class D (b)	3.690%	03/17/25	4,900,000	4,973,346
Drive Auto Receivables Trust, Series 2016-CA, Class D (b)	4.180%	03/15/24	1,403,000	1,425,002
Exeter Automobile Receivables Trust, Series 2016-3A, Class D (b)	6.400%	07/17/23	3,750,000	3,888,115
Flagship Credit Auto Trust, Series 2015-2, Class D (b)	5.980%	08/15/22	2,140,000	2,187,965
Flagship Credit Auto Trust, Series 2015-3, Class D (b)	7.120%	11/15/22	2,500,000	2,607,799
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (b)	5.800%	04/10/31	900,000	906,085
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (b)	5.550%	05/10/32	2,750,000	2,782,537
Hertz Fleet Lease Funding LP, Series 2019-1, Class E (b)	4.620%	01/10/33	3,400,000	3,437,794

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 16.0% continued
Navistar Dealer Note Master Owner Trust, Series 2018-1, Class D (1MO LIBOR + 155) (b)(c)	3.954%	09/25/23	$2,191,000	$2,195,385
Navistar Financial Dealer Master Trust, Series 2019-1, Class D (1MO LIBOR + 145) (b)(c)	3.863%	05/28/24	1,200,000	1,200,113
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (1MO LIBOR + 64) (b)(c)	3.034%	02/15/23	4,175,000	4,186,859
NextGear Floorplan Master Owner Trust, Series 2019-1A, Class A1 (1MO LIBOR + 65) (b)(c)	3.044%	02/15/24	2,000,000	2,003,958
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class E (b)	4.740%	11/14/25	3,050,000	3,109,365
OSCAR US Funding Trust, Series 2017-2A, Class A2B (1MO LIBOR + 65) (b)(c)	3.062%	11/10/20	342,866	342,931
OSCAR US Funding Trust, Series 2018-1A, Class A2B (1MO LIBOR + 49) (b)(c)	2.902%	04/12/21	2,156,359	2,156,665
OSCAR US Funding Trust, Series 2017-1A, Class A3 (b)(c)	2.820%	06/10/21	2,314,640	2,316,767
OSCAR US Funding Trust, Series 2018-2A, Class A2A (b)	3.150%	08/10/21	2,310,665	2,316,421
OSCAR US Funding Trust, Series 2015-1A, Class A4 (b)	2.440%	06/15/22	830,697	830,216
Prestige Auto Receivables Trust, Series 2016-1A, Class D (b)	5.150%	11/15/21	400,000	410,282
Prestige Auto Receivables Trust, Series 2015-1, Class E (b)(c)	4.670%	01/17/22	2,300,000	2,303,509

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 25

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.7% continued
Auto Loan — 16.0% continued
Skopos Auto Receivables Trust, Series 2018-1A, Class C (b)(c)	4.770%	04/17/23	$3,000,000	$3,048,354
Tesla Auto Lease Trust, Series 2018-A, Class E (b)(c)	4.940%	03/22/21	7,350,000	7,420,140
Tesla Auto Lease Trust, Series 2018-B, Class D (b)	5.290%	11/22/21	3,550,000	3,655,838
Tesla Auto Lease Trust, Series 2018-B, Class E (b)	7.870%	06/20/22	2,000,000	2,084,303
United Auto Credit Securitization Trust, Series 2017-1, Class E (b)	5.090%	03/10/23	2,350,000	2,369,022
United Auto Credit Securitization Trust, Series 2018-2, Class D (b)	4.260%	05/10/23	2,800,000	2,845,466
United Auto Credit Securitization Trust, Series 2019-1, Class D (b)	3.470%	08/12/24	4,500,000	4,536,955
Veros Auto Receivables Trust, Series 2017-1, Class A (b)	2.840%	04/17/23	676,171	675,753
Veros Auto Receivables Trust, Series 2018-1, Class A (b)	3.630%	05/15/23	1,975,373	1,981,767
				105,814,292
Consumer — 23.7%
Avant Loans Funding Trust, Series 2019-A, Class A (b)	3.480%	07/15/22	4,893,091	4,911,768
Consumer Lending Receivables Trust, Series 2019-A, Class A (b)	3.520%	04/15/26	1,664,528	1,672,853
Consumer Lending Receivables Trust, Series 2019-A, Class CERT (b)	0.000%	04/15/26	150,000	4,083,000
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class B (b)	3.560%	09/15/23	5,123,700	5,128,997

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer — 23.7% continued
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class C (b)	5.020%	09/15/23	$2,000,000	$2,027,382
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2, Class C (b)(c)	4.870%	01/16/24	1,880,867	1,897,415
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class B (b)(c)	3.670%	05/15/24	312,508	312,578
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class C (b)(c)	4.740%	05/15/24	2,000,000	2,016,070
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class A (b)	3.820%	01/15/26	2,229,375	2,250,013
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A (b)	2.940%	07/15/26	1,465,000	1,465,712
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class B (b)	3.280%	07/15/26	2,650,000	2,653,957
Freedom Financial, Series 2018-1, Class A (b)	3.610%	07/18/24	2,820,138	2,835,176
Freedom Financial, Series 2018-1, Class B (b)	4.560%	07/18/24	4,000,000	4,086,967
Freedom Financial, Series 2018-2, Class A (b)	3.990%	10/20/25	3,977,642	4,016,667
Freedom Financial, Series 2018-2, Class B (b)	4.610%	10/20/25	4,300,000	4,423,329
Freedom Financial, Series 2018-2, Class C (b)	5.880%	10/20/25	3,000,000	3,084,706
Freedom Financial, Series 2019-1, Class A (b)	3.420%	06/18/26	2,663,967	2,671,555

26 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.7% continued
Consumer — 23.7% continued
Freedom Financial, Series 2019-1, Class B (b)	3.870%	06/18/26	$3,300,000	$3,342,222
Freedom Financial, Series 2019-1, Class C (b)	5.390%	06/18/26	3,500,000	3,582,630
Lendmark Funding Trust, Series 2017-1A, Class B (b)	3.770%	12/22/25	400,000	404,734
Lendmark Funding Trust, Series 2017-1A, Class C (b)	5.410%	12/22/25	2,300,000	2,351,742
Mariner Finance Issuance Trust, Series 2017-AA, Class B (b)	4.740%	02/20/29	400,000	406,268
Mariner Finance Issuance Trust, Series 2017-AA, Class C (b)	6.730%	02/20/29	1,750,000	1,814,201
Mariner Finance Issuance Trust, Series 2017-BA, Class A (b)(c)	2.920%	12/20/29	400,000	400,651
Mariner Finance Issuance Trust, Series 2017-BA, Class C (b)	4.570%	12/20/29	10,150,000	10,279,172
Mariner Finance Issuance Trust, Series 2018-AA, Class C (b)	5.110%	11/20/30	2,750,000	2,850,928
Mariner Finance Issuance Trust, Series 2018-AA, Class D (b)	6.570%	11/20/30	4,725,000	4,906,601
Marlette Funding Trust, Series 2017-1A, Class B (b)	4.114%	03/15/24	1,970,227	1,975,388
Marlette Funding Trust, Series 2017-2A, Class B (b)	3.190%	07/15/24	988,367	989,180
Marlette Funding Trust, Series 2018-1A, Class C (b)	3.690%	03/15/28	814,000	818,461
OneMain Financial Issuance Trust, Series 2016-2A, Class B (b)	5.940%	03/20/28	4,720,012	4,738,250
Oportun Funding LLC, Series 2018-C, Class D (b)	6.790%	10/08/24	3,972,000	4,050,511

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer — 23.7% continued
Oportun Funding LLC, Series 2018-D, Class B (b)	4.830%	12/09/24	$2,900,000	$2,980,273
Oportun Funding LLC, Series 2018-D, Class d (b)	7.170%	12/09/24	2,000,000	2,030,478
Oportun Funding VI LLC, Series 2017-A, Class B (b)	3.970%	06/08/23	2,500,000	2,501,736
Oportun Funding VII LLC, Series 2017-B, Class B (b)	4.260%	10/10/23	2,500,000	2,519,537
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (b)	0.000%	07/15/25	81,061,702	5,650,001
Prosper Marketplace Issuance Trust, Series 2017-2A, Class B (b)	3.480%	09/15/23	478,290	478,385
Prosper Marketplace Issuance Trust, Series 2019-1A, Class A (b)	3.540%	04/15/25	953,304	957,635
Prosper Marketplace Issuance Trust, Series 2019-1A, Class B (b)	4.030%	04/15/25	1,750,000	1,774,964
Prosper Marketplace Issuance Trust, Series 2019-3A, Class A (b)	3.190%	07/15/25	5,250,000	5,268,563
Prosper Marketplace Issuance Trust, Series 2019-3A, Class B (b)	3.590%	07/15/25	7,600,000	7,631,554
Purchasing Power Funding, Series 2018-A, Class B (b)	3.580%	08/15/22	3,000,000	3,009,107
Purchasing Power Funding, Series 2018-A, Class C (b)(c)	3.780%	08/15/22	1,400,000	1,403,786
Purchasing Power Funding, Series 2018-A, Class D (b)(c)	4.660%	08/15/22	1,000,000	1,002,309

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 27

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.7% continued
Consumer — 23.7% continued
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (b)	4.000%	07/15/25	$5,750,000	$5,750,000
Upgrade Receivables Trust, Series 2018-1A, Class A (b)	3.760%	11/15/24	3,867,734	3,886,184
Upgrade Receivables Trust, Series 2019-1A, Class A (b)	3.480%	03/15/25	2,288,962	2,298,335
Upgrade Receivables Trust, Series 2019-1A, Class B (b)	4.090%	03/15/25	2,650,000	2,681,653
Upstart Securitization Trust, Series 2017-1, Class B (b)	3.802%	06/20/24	1,446,471	1,449,183
Upstart Securitization Trust, Series 2018-1, Class B (b)	3.887%	08/20/25	7,875,015	7,891,640
Upstart Securitization Trust, Series 2019-1, Class B (b)	4.190%	04/20/26	2,900,000	2,934,036
				156,548,443
Credit Card — 2.7%
Fortiva Retail Credit Master Note, Series 2018-1, Class A (b)	5.540%	11/15/23	10,850,000	11,117,515
Fortiva Retail Credit Master Note, Series 2018-1, Class C (b)(e)	7.730%	11/15/23	27,500,000	2,846,670
Genesis Sales Finance Master Trust, Series 2019-AA, Class A (b)	4.680%	08/20/23	1,200,000	1,224,394
Genesis Sales Finance Master Trust, Series 2019-AA, Class C (b)	6.880%	08/20/23	1,700,000	1,732,906
Genesis Sales Finance Master Trust, Series 2019-AA, Class D (b)	9.540%	08/20/23	1,000,000	1,026,413
				17,947,898

	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment — 6.2%
Ascentium Equipment Receivables Trust, Series 2016-2A, Class E (b)(c)	6.790%	10/10/24	$900,000	$922,854
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (b)	2.210%	11/20/21	131,544	131,429
BCC Funding Corp., Series 2016-1, Class A2 (b)	2.200%	12/20/21	13,061	13,056
Business Jet Securities LLC, Series 2018-1, Class A (b)(c)	4.335%	02/15/33	5,655,843	5,715,598
Business Jet Securities LLC, Series 2018-1, Class B (b)(c)	6.048%	02/15/33	1,079,852	1,111,253
Business Jet Securities LLC, Series 2018-2, Class A (b)	4.447%	06/15/33	4,363,861	4,426,916
Business Jet Securities LLC, Series 2018-2, Class B (b)	5.437%	06/15/33	5,109,244	5,167,969
Business Jet Securities LLC, Pool #2019-1, Class B (b)	5.193%	07/15/34	1,250,000	1,249,975
Business Jet Securities LLC, Pool #2019-1, Class C (b)	6.948%	07/15/34	7,000,000	6,999,878
CAL Funding Ltd., Series 2018-2A, Class B (b)	5.220%	09/25/43	3,700,000	3,796,512
CCG Receivables Trust, Series 2018-2, Class C (b)	3.870%	12/15/25	2,280,000	2,349,979
CLI Funding LLC, Series 2017-1A, Class A (b)	3.620%	05/18/42	2,945,706	2,988,649
Global SC Finance II SRL, Series 2013-1A, Class A (b)	2.980%	04/17/28	479,167	478,505
Global SC Finance SRL, Series 2014-1A, Class A2 (b)	3.090%	07/17/29	1,143,750	1,142,227

28 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.7% continued
Equipment — 6.2% continued
SCF Equipment Trust LLC, Series 2017-1A, Class A (b)	3.770%	01/20/23	$3,090,645	$3,129,440
TAL Advantage LLC, Series 2014-3A, Class A (b)	3.270%	11/21/39	1,294,583	1,304,735
				40,928,975
Non Agency CMBS — 12.9%
A10 Securitization, Series 2017-1A, Class A1FL (1MO LIBOR + 85) (b)(c)	3.290%	03/15/36	2,727,134	2,728,370
A10 Securitization, Series 2017-1A, Class C (b)	4.050%	03/15/36	5,750,000	5,817,261
A10 Securitization, Series 2017-1A, Class D (b)	4.700%	03/15/36	3,250,000	3,266,872
AREIT Trust, Series 2018-CRE1, Class B (1MO LIBOR + 165) (b)(c)(e)	4.051%	02/14/35	900,000	901,408
B2R Mortgage Trust, Series 2015-2, Class A (b)	3.336%	11/15/48	132,583	132,702
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (b)(c)	4.790%	08/15/32	4,750,000	4,736,065
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A (1MO LIBOR + 85) (b)(c)	3.290%	01/15/33	2,779,370	2,766,406
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D (1MO LIBOR + 603.665) (b)(c)	8.308%	11/15/33	3,900,000	3,899,620
BTH Mortgage-Backed Securities Trust, Series 2018-13, Class A (1MO LIBOR + 250) (b)(c)	4.940%	08/01/21	4,000,000	4,002,524

	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS — 12.9% continued
BXT Trust, Series 2018-EXCL, Class A (1MO LIBOR + 1088) (b)(c)	3.527%	09/15/20	$5,353,585	$5,335,185
Commercial Mortgage Trust, Series 2012-CR2, Class E (b)(c)	4.831%	08/15/45	250,000	244,480
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (1MO LIBOR + 225) (b)(c)	4.690%	11/15/36	4,900,000	4,915,323
Exantas Capital Corp., Series 2019-RS07, Class AS (1MO LIBOR + 150) (b)(c)(e)	3.932%	04/15/36	3,900,000	3,904,808
Goldman Sachs Mortgage Securities Trust, Series 2018-FBLU, Class E (b)(c)	5.190%	11/15/35	5,900,000	5,942,571
Invitation Homes Trust, Series 2017-SFR2, Class D (1MO LIBOR + 180) (b)(c)	4.232%	12/17/36	3,000,000	3,002,806
Invitation Homes Trust, Series 2018-SFR1, Class B (1MO LIBOR + 95) (b)(c)	3.382%	03/17/37	1,700,000	1,680,129
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 200) (b)(c)	4.432%	03/17/37	2,599,645	2,603,714
Invitation Homes Trust, Series 2018-SFR2, Class E (1MO LIBOR + 200) (b)(c)	4.440%	06/17/37	3,500,000	3,499,989
Invitation Homes Trust, Series 2018-SFR3, Class D (1MO LIBOR + 165) (b)(c)	4.082%	07/17/37	2,850,000	2,845,281
Invitation Homes Trust, Series 2018-SFR3, Class E (1MO LIBOR + 200) (b)(c)	4.432%	07/17/37	3,500,000	3,505,476

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 29

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.7% continued
Non Agency CMBS — 12.9% continued
PFP III, Series 2019-5, Class AS (1MO LIBOR + 142) (c)(e)	3.821%	04/14/36	$1,747,000	$1,747,531
Progress Residential Trust, Series 2015-SFR2, Class A (b)	2.740%	06/12/32	1,839,146	1,837,487
Progress Residential Trust, Series 2015-SFR3, Class A (b)	3.067%	11/12/32	98,877	98,923
Progress Residential Trust, Series 2015-SFR3, Class D (b)	4.673%	11/12/32	135,000	135,755
ReadyCap Commercial Mortgage Trust, Series 2019-FL3, Class A (1MO LIBOR + 100) (b)(c)	3.404%	03/25/34	1,500,000	1,496,416
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class D (1MO LIBOR + 385) (b)(c)	6.254%	05/25/34	2,911,463	2,912,549
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (b)(c)(e)	5.059%	06/25/35	6,600,000	6,579,975
Shelter Growth, Series 2019-FL2, Class AS (1MO LIBOR + 145) (b)(c)(e)	3.844%	05/15/36	3,900,000	3,906,098
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (b)(c)	5.652%	02/15/44	665,000	679,614
				85,125,338
Non Agency MBS CMO — 7.0%
Antler Mortgage Trust, Series 2018-RTL1, Class A2 (b)	4.703%	07/25/22	4,500,000	4,510,596
Antler Mortgage Trust, Series 2018-RTL1, Class M (b)	7.385%	05/25/23	2,000,000	2,028,138
Arroyo Mortgage Trust, Series 2018-1, Class A1 (b)	3.763%	04/25/48	2,615,210	2,677,545
Arroyo Mortgage Trust, Series 2019-2, Class M1 (b)	4.760%	04/25/49	1,900,000	1,942,397

	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency MBS CMO — 7.0% continued
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (b)	4.580%	06/25/48	$4,187,451	$4,190,044
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A2 (b)	5.875%	06/25/48	2,800,000	2,840,936
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (c)	4.565%	08/25/34	8,462	8,468
COLT Funding LLC, Series 2019-1, Class A1 (b)	3.705%	03/25/49	1,361,524	1,382,790
Finance of America Structured Securities, Series 2018-HB1, Class M3 (b)	4.392%	09/25/28	2,750,000	2,750,165
First Horizon Mortgage Pass-Through Trust, Series 2005-AR1, Class 2A2 (c)	4.870%	04/25/35	91,807	93,321
LHFC Depositor LLC, Series 2019-RLT1, Class A2 (b)	4.948%	10/25/23	4,544,000	4,565,780
LHFC Depositor LLC, Series 2019-RLT1, Class M (b)	6.899%	10/25/23	2,750,000	2,749,165
Nationstar HECM Loan Trust, Series 2018-3A, Class M2 (b)	4.155%	11/25/28	9,900,000	9,989,714
RiverView HECM Trust, Series 2007-1, Class A (TREASURY 1Y + 50) (b)(c)	2.939%	05/25/47	128,690	98,186
RMF Buyout Issuance Trust, Series 2018-1, Class M3 (b)	4.448%	11/25/28	1,900,000	1,925,483
Vericrest Opportunity Loan Trust, Series 2018-NP10, Class A1A (b)	4.581%	11/25/48	4,267,779	4,331,675
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (c)	4.723%	09/25/33	149,253	152,985
				46,237,388

30 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 83.7% continued
Student Loan — 1.6%
College Ave Student Loans, Series 2018-A, Class B (b)(c)	4.750%	12/26/47	$1,900,000	$2,004,475
College Ave Student Loans, Series 2018-A, Class C (b)(c)	5.500%	12/26/47	900,000	953,541
College Ave Student Loans, Series 2019-A, Class C (b)	4.460%	12/28/48	4,000,000	3,998,547
CommonBond Student Loan Trust, Series 2017-BGS, Class C (b)	4.440%	09/25/42	833,211	830,604
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (b)	2.680%	07/25/35	302,266	302,497
Earnest Student Loan Program LLC, Series 2016-C, Class A1 (1MO LIBOR + 185) (b)(c)	4.254%	10/27/36	1,067,536	1,081,291
Earnest Student Loan Program LLC, Series 2016-D, Class R	0.000%	01/25/41	5,000	240,238
Social Professional Loan Program, Series 2016-D, Class A1 (1MO LIBOR + 95) (b)(c)	3.354%	01/25/39	600,707	602,438
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (b)(c)	2.754%	02/25/42	658,134	656,453
				10,670,084

Total Securitized				$553,142,889

Treasury — 6.8%
U.S. Treasury Bonds (a)	1.625%	07/31/19	11,000,000	10,994,266
U.S. Treasury Notes (a)	1.250%	08/31/19	12,000,000	11,979,400
U.S. Treasury Notes (a)	1.750%	09/30/19	12,000,000	11,987,813
U.S. Treasury Notes (a)	1.625%	12/31/19	10,000,000	9,975,781

Total Treasury				$44,937,260

	Shares	Fair Value
Registered Investment Companies — 8.5%
State Street Institutional Liquid Reserves Fund, Premier Class, 2.45% (f)	17,996,859	$18,000,459
State Street Navigator Securities Lending Portfolio I, 2.50% (f)(g)	37,850,449	37,850,449

Total Registered Investment Companies		$55,850,908

Total Investment Securities — 106.0%
(Cost $693,280,073)		$699,839,761

Liabilities in Excess of Other Assets — (6.0)%		(39,322,602)

Net Assets — 100.0%		$660,517,159

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2019 was $48,355,611.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund‘s Board of Trustees and may be normally sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2019 was $535,799,438, representing 81.1% of net assets.

(c)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2019. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread, but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(d)	Percentage rounds to less than 0.1%.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 31

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2019 was $19,886,490, representing 3.0% of net assets.
(f)	The rate shown is the effective yield as of June 30, 2019.
(g)

This security was purchased with cash collateral from securities on loan. The total value of such securities as of June 30, 2019 was $37,850,449. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $11,738,706.

AB – Aktiebolag

AG – Aktiengesellschaft

A/S – Aktieselskab

IO – Interest Only

LIBOR – London Interbank Offered Rate

NA – National Association

NV – Naamloze Vennotschap

plc – Public Limited Company

PO – Principal Only

See accompanying Notes to Financial Statements.

Diamond Hill Core Bond Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.2%
Banking — 4.9%
Bank of America Corp.	2.881%	04/24/23	$100,000	$101,229

Bank of America Corp. (a)	3.824%	01/20/28	100,000	105,817
Bank of New York Mellon Corp. (The) (b)	3.000%	10/30/28	100,000	100,420
Canadian Imperial Bank	1.600%	09/06/19	75,000	74,887
Capital One Financial Corp. (b)	3.750%	07/28/26	100,000	101,725
Citigroup, Inc.	3.300%	04/27/25	100,000	103,401
Citigroup, Inc. (3MO LIBOR + 125) (a)	3.842%	07/01/26	100,000	100,710
Citigroup, Inc.	4.125%	07/25/28	150,000	158,472
Discover Financial Services	4.100%	02/09/27	100,000	104,123
Goldman Sachs Group, Inc.	2.300%	12/13/19	25,000	24,998
Goldman Sachs Group, Inc.	2.625%	04/25/21	50,000	50,168
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)	3.696%	04/26/22	50,000	50,426
Goldman Sachs Group, Inc.	3.500%	01/23/25	80,000	82,722
Goldman Sachs Group, Inc.	3.500%	11/16/26	100,000	102,451
Huntington Bancshares, Inc.	2.300%	01/14/22	100,000	99,909
JPMorgan Chase & Co.	2.250%	01/23/20	100,000	99,967
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	3.597%	01/15/23	100,000	100,799
JPMorgan Chase & Co. (a)	3.782%	02/01/28	100,000	105,966
JPMorgan Chase & Co. (a)	3.509%	01/23/29	100,000	104,096
Key Bank NA	2.500%	11/22/21	250,000	251,302
Morgan Stanley	3.737%	04/24/24	100,000	104,235
Morgan Stanley	3.700%	10/23/24	100,000	105,461
Morgan Stanley	3.125%	07/27/26	100,000	101,860
Morgan Stanley	3.625%	01/20/27	100,000	105,035
Regions Financial Corp.	2.750%	08/14/22	250,000	251,713
Royal Bank of Canada	1.500%	07/29/19	30,000	29,978
SunTrust Bank	3.525%	10/26/21	100,000	101,486
Toronto-Dominion Bank	1.450%	08/13/19	30,000	29,964
Wells Fargo & Co.	2.400%	01/15/20	250,000	250,069
Wells Fargo & Co.	3.550%	09/29/25	100,000	104,336

32 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.2% continued
Banking — 4.9% continued
Westpac Banking Corp.	1.600%	08/19/19	$75,000	$74,918
				3,282,643
Brokerage Asset Managers Exchanges — 0.2%
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	104,937

Capital Goods — 0.4%
General Electric Capital Corp.	6.750%	03/15/32	100,000	123,397
L-3 Communications Corp.	3.850%	12/15/26	50,000	52,317
Lennox International, Inc.	3.000%	11/15/23	100,000	100,375
				276,089
Communications — 1.5%
American Tower Corp.	2.250%	01/15/22	50,000	49,773
AT&T, Inc.	3.200%	03/01/22	50,000	51,061
AT&T, Inc.	3.800%	02/15/27	100,000	103,892
AT&T, Inc.	4.500%	05/15/35	100,000	104,708
Comcast Corp.	3.450%	10/01/21	100,000	102,871
Comcast Corp.	3.969%	11/01/47	144,000	151,337
Crown Castle International Corp.	2.250%	09/01/21	75,000	74,643
Deutsche Telekom International Finance (c)	4.750%	06/21/38	100,000	109,104
Twenty-First Century Fox, Inc. (c)	4.030%	01/25/24	50,000	53,159
Verizon Communications, Inc. (3MO LIBOR + 110) (a)	3.618%	05/15/25	100,000	101,285
Verizon Communications, Inc.	4.125%	03/16/27	100,000	108,856
				1,010,689
Consumer Cyclical — 1.6%
BMW U.S. Capital LLC (c)	1.450%	09/13/19	25,000	24,956
CVS Health Corp.	5.050%	03/25/48	250,000	265,891
Daimler Finance NA LLC (c)	1.750%	10/30/19	150,000	149,561
Ford Motor Co. (b)	4.346%	12/08/26	100,000	100,796
Ford Motor Co.	7.450%	07/16/31	75,000	88,655
General Motors Financial Co., Inc.	3.200%	07/06/21	35,000	35,298

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical — 1.6% continued
General Motors Financial Co., Inc.	4.200%	11/06/21	$50,000	$51,484
General Motors Financial Co., Inc.	4.000%	10/06/26	100,000	100,836
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	98,561
Nissan Motor Acceptance Corp. (c)	1.550%	09/13/19	75,000	74,840
Toyota Motor Credit Corp. (b)	1.950%	04/17/20	75,000	74,845
				1,065,723
Consumer Non-Cyclical — 1.3%
Abbott Laboratories	4.750%	11/30/36	100,000	118,517
Actavis Funding SCS	4.550%	03/15/35	100,000	100,890
Amgen, Inc.	2.650%	05/11/22	140,000	140,999
Anheuser-Busch Cos., LLC	4.700%	02/01/36	100,000	109,967
Anheuser-Busch InBev SA/NV (b)	4.750%	01/23/29	100,000	113,276
Kimberly-Clark Corp.	3.950%	11/01/28	100,000	110,476
Kroger Co. (The) (b)	2.650%	10/15/26	100,000	96,342
Zoetis, Inc.	3.250%	08/20/21	50,000	50,760
				841,227
Electric — 0.9%
CMS Energy Corp.	2.950%	02/15/27	100,000	98,654
DTE Energy Co. (b)	2.850%	10/01/26	100,000	98,830
Entergy Corp.	2.950%	09/01/26	50,000	49,992
Public Service Electric	2.250%	09/15/26	100,000	97,027
Sempra Energy	1.625%	10/07/19	30,000	29,917
Southern Power Co.	1.950%	12/15/19	55,000	54,834
Southwestern Electric Power	2.750%	10/01/26	100,000	97,385
WEC Energy Group, Inc.	3.375%	06/15/21	50,000	50,967
				577,606
Energy — 0.9%
Cimarex Energy Co.	3.900%	05/15/27	100,000	102,720
Energy Transfer Operating LP (b)	4.500%	04/15/24	75,000	79,773
Noble Energy, Inc. (b)	3.850%	01/15/28	100,000	102,294
Phillips 66 Partners LP	3.550%	10/01/26	100,000	101,777
Shell International Finance BV	6.375%	12/15/38	73,000	103,209
Valero Energy Corp.	3.400%	09/15/26	100,000	101,933
				591,706

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 33

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.2% continued
Finance Companies — 0.1%
American Express Credit Corp.	1.700%	10/30/19	$100,000	$99,761

Insurance — 0.9%
Jackson National Life Global Funding (3MO LIBOR + 48) (a)(c)	2.931%	06/11/21	50,000	50,143
Jackson National Life Global Funding (c)	2.100%	10/25/21	50,000	49,635
Lincoln National Corp.	3.625%	12/12/26	100,000	104,093
New York Life Global Funding (c)	2.900%	01/17/24	100,000	102,312
New York Life Global Funding (c)	2.350%	07/14/26	50,000	49,085
PRICOA Global Funding I (c)	1.450%	09/13/19	150,000	149,703
Principal Life Global Funding II (c)	2.375%	11/21/21	100,000	100,015
				604,986
REITS — 1.5%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	105,119
American Campus Communities, Inc.	3.625%	11/15/27	100,000	101,963
American Homes 4 Rent	4.250%	02/15/28	100,000	103,586
Boston Properties LP	2.750%	10/01/26	50,000	49,200
CubeSmart LP (b)	3.125%	09/01/26	50,000	49,423
ERP Operating LP	2.850%	11/01/26	100,000	101,054
Life Storage LP	3.875%	12/15/27	100,000	102,177
Realty Income Corp.	3.875%	04/15/25	100,000	106,340
Realty Income Corp.	3.000%	01/15/27	100,000	100,516
Spirit Realty LP	4.450%	09/15/26	100,000	104,669
Spirit Realty LP	4.000%	07/15/29	60,000	60,708
				984,755
Technology — 0.3%
Apple, Inc.	3.000%	06/20/27	100,000	102,435
Dell International LLC (c)	5.300%	10/01/29	100,000	105,241
				207,676

	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation — 0.7%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	$29,391	$29,973
CSX Corp.	4.250%	11/01/66	100,000	103,099
Kirby Corp.	4.200%	03/01/28	100,000	103,536
Southwest Airlines Co.	3.000%	11/15/26	100,000	99,887
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	39,325	44,284
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	35,218	36,435
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	33,104	35,163
				452,377

Total Corporate Credit				$10,100,175

Government Related — 1.0%
Government Guaranteed — 0.7%
Tunisian Republic	1.416%	08/05/21	500,000	491,850

Government Owned, No Guarantee — 0.3%
Tennessee Valley Authority	4.625%	09/15/60	125,000	165,993

Total Government Related				$657,843

Securitized — 57.5%
ABS-Other — 4.7%
BXG Receivables Note Trust, Series 2012-A, Class B (c)	3.990%	12/02/27	45,723	45,761
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	43,281	43,292
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	108,945	112,648
Helios Issuer LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	150,000	149,957
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	129,918	135,713
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	85,907	87,316

34 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 57.5% continued
ABS-Other — 4.7% continued
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	$40,558	$41,196
Hero Funding Trust, Series 2016-1R, Class A1 (c)	4.500%	09/21/42	37,197	37,629
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	119,222	123,750
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	54,448	55,692
Hero Funding Trust, Series 2017-3A, Class A1 (a)(c)	3.190%	09/20/48	119,492	121,430
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	128,289	135,082
Kabbage Funding LLC, Series 2019-1, Class C (c)	4.611%	03/15/24	100,000	101,500
LTCG Securitization, Series 2018-A, Class A (c)	4.590%	06/15/48	83,603	84,470
MarketPlace Loan Trust, Series 2017-BS1, Class A (a)(c)	3.500%	01/18/22	55,519	55,560
Mosaic Solar Loans LLC, Series 2018-1A, Class A (c)	4.010%	06/22/43	153,890	158,763
Mosaic Solar Loans LLC, Series 2017-2A, Class B (c)	4.770%	06/22/43	90,359	93,314
New Residential Advance Receivables Trust, Series 2016-T4, Class DT4 (c)	4.387%	12/15/50	200,000	203,909
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (a)(c)	5.404%	02/25/44	90,950	90,950
Ocwen Master Advance Receivables Trust, Series 2018-T1, Class DT1 (c)	4.236%	08/15/49	100,000	100,039
Ocwen Master Advance Receivables Trust, Series 2018-T2, Class DT2 (c)	4.532%	08/15/50	100,000	101,157

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 4.7% continued
OnDeck Asset Securitization Trust, Series 2018-1A, Class B (c)	4.020%	04/18/22	$100,000	$101,056
Renew Financial LLC, Series 2017-1A, Class A (c)	3.670%	09/20/52	65,429	68,261
Renew Financial LLC, Series 2017-1A, Class B (a)(c)	5.750%	09/20/52	66,736	67,887
Renew Financial LLC, Series 2017-2A, Class A (c)(d)	3.220%	09/22/53	76,142	77,837
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (c)	3.590%	11/15/49	85,714	85,576
SPS Servicer Advance Receivables Trust, Series 2018-T1, Class DT1 (c)	4.500%	10/17/50	100,000	101,263
TES LLC, Series 2017-1A, Class A (c)	4.330%	10/20/47	194,772	194,666
Westgate Resorts, Series 2018-1A, Class B (c)	3.580%	12/20/31	179,599	181,444
Westgate Resorts, Series 2018-1A, Class C (c)	4.100%	12/20/31	179,599	181,348
				3,138,466
Agency CMBS — 3.3%
FNMA, Pool #FN AE0834 (a)	3.923%	01/01/21	32,686	33,517
FNMA, Pool #FN AN2213 (a)	2.810%	07/01/26	700,000	720,294
FNMA, Pool #FN 464107	4.820%	12/01/29	144,525	162,018
FNMA, Pool #FN AM9491	3.550%	08/01/30	179,041	192,402
FNMA, Pool #FN 469130 (a)	4.870%	10/01/41	133,799	153,444
FNMA, Pool #FN AM5015 (a)	4.940%	12/01/43	786,024	910,256
				2,171,931
Agency MBS CMO — 19.9%
FHLMC, Pool #FG S20432, Series 306, Class F3 (1MO LIBOR + 30) (a)	2.694%	05/15/28	127,003	127,502

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 35

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 57.5% continued
Agency MBS CMO — 19.9% continued
FHLMC, Series 2018-1, Class A2	3.500%	06/25/28	$200,000	$210,538
FHLMC, Series 4151, Class YC	2.500%	01/15/33	240,915	238,703
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	110,631	134,023
FHLMC, Series 2814, Class PH	6.000%	06/15/34	52,153	59,191
FHLMC, Series 4265, Class FD (1MO LIBOR + 40) (a)	2.794%	01/15/35	352,325	350,588
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (a)	3.494%	11/15/37	143,213	146,152
FHLMC, Series 3605, Class PB	4.500%	11/15/39	100,000	108,649
FHLMC, Series 3617, Class PC	4.500%	12/15/39	109,000	121,020
FHLMC, Series 3740, Class FC (1MO LIBOR + 50) (a)	2.894%	10/15/40	241,776	242,404
FHLMC, Series 3811, Class TA (a)	5.000%	02/15/41	262,142	302,126
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (a)	2.894%	07/15/41	164,788	165,523
FHLMC, Series 263, Class F5 (1MO LIBOR + 50) (a)	2.894%	06/15/42	210,697	211,167
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	37,365	40,137
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	81,672	76,458
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	109,961	124,713
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	211,964	254,975
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	204,117	257,076
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	206,246	232,306
FNMA, Series 2005-68, Class PG	5.500%	08/25/35	59,778	65,922
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (a)	3.054%	07/25/36	174,776	176,515
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	90,247	101,908

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 19.9% continued
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (a)	2.784%	11/25/36	$168,854	$168,932
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	186,969	201,503
FNMA, Series 2009-103, Class MB (a)	4.588%	12/25/39	79,277	84,386
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	228,963
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	651,913
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	354,071
FNMA, Series 11 62, Class UA	4.500%	07/25/41	1,055,165	1,179,564
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	363,000	351,925
FNMA, Series 411, Class A3	3.000%	08/25/42	85,455	87,168
FNMA, Series 2012-99, Class UY (a)	2.500%	09/25/42	329,000	310,360
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	352,000	361,885
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	360,670
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	294,329
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	247,826	239,571
GNMA, Series 2000-35, Class FA (1MO LIBOR + 55) (a)	2.944%	12/16/26	68,535	68,891
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	321,486	382,193
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	170,000	192,564
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	100,000	103,988
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	338,505	376,702
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	92,752	99,265
GNMA, Series 2010-9, Class FA (1MO LIBOR + 52) (a)	2.914%	01/16/40	214,473	215,861
GNMA, Series 2011-93, Class WB	4.000%	03/20/41	3,926	4,127

36 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 57.5% continued
Agency MBS CMO — 19.9% continued
GNMA, Series 2013-22, Class GA (a)	2.500%	10/20/41	$95,367	$95,326
GNMA, Series 2012-74, Class LY (a)	2.500%	06/20/42	225,000	214,104
GNMA, Series 2012-113, Class NZ (a)	4.500%	09/20/42	246,457	274,984
GNMA, Series 2012-143, Class EG	2.000%	12/20/42	973,942	859,010
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	89,369
GNMA, Series 2013-37, Class F (1MO LIBOR + 27) (a)	2.653%	03/20/43	59,420	59,089
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	53,798	49,184
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	44,811	42,931
GNMA, Series 2016-111, Class HA	2.500%	08/20/46	206,462	201,166
GNMA, Series 2017-H18, Class EB (12MO LIBOR + 22) (a)	4.386%	06/20/63	357,091	380,884
GNMA, Series 2014-H15, Class FA (1MO LIBOR + 50) (a)	2.967%	07/20/64	102,069	102,115
GNMA, Series 2014-H14, Class FA (1MO LIBOR + 50) (a)	2.993%	07/20/64	148,564	149,190
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (a)	3.130%	05/20/66	289,511	294,909
GNMA, Series 2017-H16, Class DB (a)	4.531%	08/20/67	261,066	273,875
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	54,861	60,942
				13,213,505
Agency MBS CMO Derivatives — 4.4%
FHLMC, Series 3994, Class EI (IO)	3.000%	02/15/22	439,557	12,320

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 4.4% continued
FHLMC, Series 3874, Class KI (IO)	4.500%	08/15/25	$230,271	$6,704
FHLMC, Series 3102, Class TA	7.500%	01/15/36	267,133	302,797
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	155,701	137,057
FHLMC, Series 237, Class S14 (-1*1MO LIBOR + 660) (IO)(a)	4.206%	05/15/36	691,028	116,786
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	243,277	213,735
FHLMC, Series 3318, Class AO (PO)	0.000%	05/15/37	7,498	6,781
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	92,047	82,732
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	200,099	179,388
FHLMC, Series 3594, Class SP (1MO LIBOR + 184.6) (a)	4.240%	12/15/37	36,240	37,757
FNMA, Series 2012-128, Class EI (IO)	3.500%	11/25/27	899,101	79,284
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	471,070	48,360
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	141,589	30,469
FNMA, Series 2005-45, Class PQ (-1*1MO LIBOR + 550) (IO) (a)	3.096%	10/25/34	456,712	32,825
FNMA, Series 390, Class 32 (IO)	6.500%	12/25/34	210,447	44,365
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	97,476	89,890
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	1,184,097	73,441
FNMA, Series 2010-44, Class CS (-1*1MO LIBOR + 655) (IO) (a)	4.146%	05/25/40	168,683	23,642
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	218,013	16,605
FNMA, Series 2012-100, Class MI (IO)	4.500%	12/25/40	961,080	86,717

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 37

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 57.5% continued
Agency MBS CMO Derivatives — 4.4% continued
FNMA, Series 2013-82, Class SB (-2.67*1MO LIBOR + 1173) (a)	5.227%	08/25/43	$406,211	$469,656
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	226,513	187,743
FNMA, Series 2014-42, Class SN (-1*1MO LIBOR + 605) (IO) (a)	3.646%	07/25/44	1,015,419	176,578
GNMA, Series 2010-47, Class PX (-1*1MO LIBOR + 670) (IO) (a)	4.317%	06/20/37	752,441	112,789
GNMA, Series 2008-38, Class ID (IO)	6.000%	03/20/38	599,363	78,699
GNMA, Series 2008-40, Class SA (-1*1MO LIBOR + 640) (IO) (a)	4.006%	05/16/38	86,585	13,927
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	330,919	58,140
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	554,025	36,692
GNMA, Series 2012-H02, Class AI (IO) (a)	1.814%	01/20/62	298,402	12,407
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.479%	05/20/63	2,681,446	44,902
GNMA, Series 2016-H20, Class GI (IO) (a)	0.372%	08/20/66	2,808,072	28,958
GNMA, Series BC-H066, Class DI (IO) (a)	1.782%	04/20/67	719,074	11,993
GNMA, Series 2017-H22, Class ID (IO) (a)	1.790%	11/20/67	395,654	7,426
GNMA, Series 2018-H08, Class NI (IO) (a)	0.762%	05/20/68	1,691,532	54,340
				2,915,905
Agency MBS Passthrough — 2.3%
FHLMC, Pool #FG G06085	6.500%	09/01/38	102,559	118,471
FNMA, Pool #FN 252409	6.500%	03/01/29	139,881	155,620

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 2.3% continued
FNMA, Pool #FN AT7120	3.500%	06/01/33	$224,842	$231,624
FNMA, Pool #FN AS4073	4.000%	12/01/44	277,792	291,133
GNMA, Pool #GN 784279	5.500%	11/15/38	335,680	378,768
GNMA, Pool #GN 78541	4.500%	06/15/46	302,757	325,891
				1,501,507
Auto Loan — 4.2%
ACC Trust, Series 2018-1, Class A (c)	3.700%	12/21/20	39,226	39,284
American Credit Acceptance Receivables Trust, Series 2017-1, Class D (c)	3.540%	03/13/23	110,000	110,898
American Credit Acceptance Receivables Trust, Series 2017-1, Class E (c)	5.440%	03/13/24	100,000	102,975
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (c)	4.140%	10/15/24	100,000	102,468
Bank of the West Auto Trust, Series 2017-1, Class B (c)	2.620%	11/15/23	100,000	100,145
California Republic Auto Receivables Trust, Series 2015-4, Class C (c)	4.230%	09/15/22	100,000	100,334
CPS Auto Trust, Series 2017-D, Class C (c)	3.010%	10/17/22	100,000	100,320
CPS Auto Trust, Series 2019-A, Class D (c)	4.350%	12/16/24	100,000	104,233
CPS Auto Trust, Series 2019-B, Class D (c)	3.690%	03/17/25	100,000	101,497
DT Auto Owner Trust, Series 2016-2A, Class D (a)(c)	5.430%	11/15/22	28,139	28,432
First Investors Auto Owner Trust, Series 2017-3A, Class D	3.440%	03/15/24	132,000	133,629
Hertz Fleet Lease Funding LP, Series 2017-1, Class C (c)	3.140%	04/10/31	172,000	172,150

38 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 57.5% continued
Auto Loan — 4.2% continued
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (c)	5.800%	04/10/31	$100,000	$100,676
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (c)	5.550%	05/10/32	250,000	252,958
Hertz Fleet Lease Funding LP, Series 2019-1, Class E (c)	4.620%	01/10/33	100,000	101,112
Navistar Dealer Note Master Owner Trust, Series 2018-1, Class D (1MO LIBOR + 155) (a)(c)	3.954%	09/25/23	150,000	150,300
Navistar Financial Dealer Master Trust, Series 2019-1, Class D (1MO LIBOR + 145) (a)(c)	3.863%	05/28/24	150,000	150,014
NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2 (c)	2.540%	04/18/22	100,000	100,034
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (1MO LIBOR + 64) (a)(c)	3.034%	02/15/23	150,000	150,426
OSCAR US Funding Trust, Series 2017-2A, Class A2B (1MO LIBOR + 65) (a)(c)	3.062%	11/10/20	39,233	39,241
OSCAR US Funding Trust, Series 2018-1A, Class A2B (1MO LIBOR + 49) (a)(c)	2.902%	04/12/21	44,461	44,467
Prestige Auto Receivables Trust, Series 2015-1, Class E (a)(c)	4.670%	01/17/22	200,000	200,305
Tesla Auto Lease Trust, Series 2018-B, Class D (c)	5.290%	11/22/21	100,000	102,981
United Auto Credit Securitization Trust, Series 2018-2, Class D (c)	4.260%	05/10/23	100,000	101,624

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 4.2% continued
Veros Auto Receivables Trust, Series 2017-1, Class A (c)	2.840%	04/17/23	$11,101	$11,094
Veros Auto Receivables Trust, Series 2018-1, Class A (c)	3.630%	05/15/23	50,651	50,815
				2,752,412
Consumer — 4.2%
Avant Loans Funding Trust, Series 2019-A, Class A (c)	3.480%	07/15/22	82,934	83,250
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class B (a)(c)	3.670%	05/15/24	16,448	16,451
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class A (c)	3.820%	01/15/26	107,873	108,872
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class A (c)	2.940%	07/15/26	150,000	150,073
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class B (c)	3.280%	07/15/26	150,000	150,224
Freedom Financial, Series 2018-1, Class B (c)	4.560%	07/18/24	100,000	102,174
Freedom Financial, Series 2018-2, Class A (c)	3.990%	10/20/25	93,960	94,882
Freedom Financial, Series 2019-1, Class B (c)	3.870%	06/18/26	200,000	202,559
Lendmark Funding Trust, Series 2017-1A, Class B (c)	3.770%	12/22/25	100,000	101,183
Lendmark Funding Trust, Series 2017-1A, Class C (c)	5.410%	12/22/25	150,000	153,374
Mariner Finance Issuance Trust, Series 2017-AA, Class B (c)	4.740%	02/20/29	100,000	101,567

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 39

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 57.5% continued
Consumer — 4.2% continued
Mariner Finance Issuance Trust, Series 2017-BA, Class A (a)(c)	2.920%	12/20/29	$100,000	$100,163
Mariner Finance Issuance Trust, Series 2017-BA, Class C (c)	4.570%	12/20/29	250,000	253,182
Marlette Funding Trust, Series 2017-1A, Class B (c)	4.114%	03/15/24	95,334	95,583
Marlette Funding Trust, Series 2018-1A, Class B (c)	3.190%	03/15/28	126,000	126,212
OneMain Financial Issuance Trust, Series 2016-2A, Class B (c)	5.940%	03/20/28	192,496	193,240
Oportun Funding LLC, Series 2018-D, Class B (c)	4.830%	12/09/24	100,000	102,768
Prosper Marketplace Issuance Trust, Series 2017-2A, Class B (c)	3.480%	09/15/23	22,246	22,250
Prosper Marketplace Issuance Trust, Series 2019-3A, Class B (c)	3.590%	07/15/25	150,000	150,623
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	150,000	150,000
Upgrade Receivables Trust, Series 2018-1A, Class A (c)	3.760%	11/15/24	56,054	56,322
Upgrade Receivables Trust, Series 2019-1A, Class B (c)	4.090%	03/15/25	100,000	101,194
Upstart Securitization Trust, Series 2017-1, Class B (c)	3.802%	06/20/24	64,767	64,889
Upstart Securitization Trust, Series 2019-1, Class B (c)	4.190%	04/20/26	100,000	101,174
				2,782,209

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Card — 0.4%
Fortiva Retail Credit Master Note, Series 2018-1, Class A (c)	5.540%	11/15/23	$150,000	$153,698
Genesis Sales Finance Master Trust, Series 2019-AA, Class A (c)	4.680%	08/20/23	100,000	102,033
				255,731
Equipment — 1.7%
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (c)	2.210%	11/20/21	15,782	15,768
Business Jet Securities LLC, Series 2018-1, Class A (a)(c)	4.335%	02/15/33	91,082	92,045
Business Jet Securities LLC, Series 2018-1, Class B (a)(c)	6.048%	02/15/33	77,132	79,375
Business Jet Securities LLC, Series 2018-2, Class A (c)	4.447%	06/15/33	204,301	207,253
Business Jet Securities LLC, Series 2018-2, Class B (c)	5.437%	06/15/33	84,450	85,421
Business Jet Securities LLC, Pool #2019-1, Class B (c)	5.193%	07/15/34	150,000	149,997
CLI Funding LLC, Series 2017-1A, Class A (c)	3.620%	05/18/42	155,037	157,297
Global SC Finance II SRL, Series 2013-1A, Class A (c)	2.980%	04/17/28	191,667	191,402
Global SC Finance SRL, Series 2014-1A, Class A2 (c)	3.090%	07/17/29	101,667	101,531
SCF Equipment Trust LLC, Series 2017-1A, Class A (c)	3.770%	01/20/23	48,291	48,898
				1,128,987
Non Agency CMBS — 6.0%
A10 Securitization, Series 2017-1A, Class A1FL (1MO LIBOR + 85) (a)(c)	3.290%	03/15/36	46,223	46,244

40 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 57.5% continued
Non Agency CMBS — 6.0% continued
A10 Securitization, Series 2017-1A, Class C (c)	4.050%	03/15/36	$250,000	$252,924
A10 Securitization, Series 2017-1A, Class D (c)	4.700%	03/15/36	250,000	251,298
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	137,973	143,698
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	119,207	122,976
AREIT Trust, Series 2018-CRE1, Class B (1MO LIBOR+ 165) (a)(c)(d)	4.051%	02/14/35	100,000	100,156
B2R Mortgage Trust, Series 2015-2, Class A (c)	3.336%	11/15/48	88,684	88,764
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(c)	4.790%	08/15/32	250,000	249,267
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A (1MO LIBOR + 85) (a)(c)	3.290%	01/15/33	77,334	76,973
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D (1MO LIBOR + 603.665) (a)(c)	8.308%	11/15/33	100,000	99,990
BXT Trust, Series 2018-EXCL, Class A (1MO LIBOR + 1088) (a)(c)	3.527%	09/15/20	90,739	90,427
Colony American Finance Ltd., Series 2016-1, Class A (c)	2.544%	06/15/48	52,834	52,623
Colony American Finance Ltd., Series 2016-2, Class B (c)	3.141%	11/15/48	150,000	149,840

	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency CMBS — 6.0% continued
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (1MO LIBOR + 225) (a)(c)	4.690%	11/15/36	$100,000	$100,313
Exantas Capital Corp., Series 2019-RS07, Class AS (1MO LIBOR + 150) (a)(c)(d)	3.932%	04/15/36	100,000	100,123
Goldman Sachs Mortgage Securities Trust, Series 2018-FBLU, Class E (a)(c)	5.190%	11/15/35	100,000	100,722
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 200) (a)(c)	4.432%	03/17/37	149,980	150,214
Invitation Homes Trust, Series 2018-SFR3, Class D (1MO LIBOR + 165) (a)(c)	4.082%	07/17/37	150,000	149,752
PFP III, Series 2019-5, Class AS (1MO LIBOR + 142) (a)(d)	3.821%	04/14/36	100,000	100,030
Progress Residential Trust, Series 2015-SFR2, Class A (c)	2.740%	06/12/32	226,704	226,499
Progress Residential Trust, Series 2015-SFR3, Class A (c)	3.067%	11/12/32	212,586	212,684
Progress Residential Trust, Series 2015-SFR3, Class D (c)	4.673%	11/12/32	100,000	100,559
Progress Residential Trust, Series 2017-SFR2, Class B (c)	3.196%	12/17/34	100,000	100,745
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class D (1MO LIBOR + 385) (a)(c)	6.254%	05/25/34	223,959	224,042
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (a)(c)(d)	5.059%	06/25/35	50,000	49,848

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 41

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 57.5% continued
Non Agency CMBS — 6.0% continued
ReadyCap Commerical Mortgage Trust, Series 2018-FL2, Class A (1MO LIBOR + 85) (a)(c)(d)	3.235%	06/25/35	$151,730	$151,273
Shelter Growth, Series 2019-FL2, Class AS (1MO LIBOR + 145) (a)(c)(d)	3.844%	05/15/36	100,000	100,156
Tricon American Homes, Series 2016-SFR1, Class C (c)	3.487%	11/17/33	100,000	101,109
Tricon American Homes, Series 2018-SFR1, Class A (c)	3.530%	05/17/37	200,000	206,783
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (a)(c)	5.652%	02/15/44	100,000	102,198
				4,002,230
Non Agency MBS CMO — 1.3%
Arroyo Mortgage Trust, Series 2018-1, Class A1 (c)	3.763%	04/25/48	117,099	119,890
Arroyo Mortgage Trust, Series 2019-2, Class M1 (c)	4.760%	04/25/49	100,000	102,231
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (c)	4.580%	06/25/48	98,916	98,977
Finance of America Structured Securities, Series 2018-HB1, Class M3 (c)	4.392%	09/25/28	100,000	100,006
LHFC Depositor LLC, Series 2019-RLT1, Class A2 (c)	4.948%	10/25/23	100,000	100,479
Nationstar HECM Loan Trust, Series 2018-3A, Class M2 (c)	4.155%	11/25/28	100,000	100,906
RMF Buyout Issuance Trust, Series 2018-1, Class M3 (c)	4.448%	11/25/28	100,000	101,341

	Coupon	Maturity	Shares / Par Value	Fair Value
Non Agency MBS CMO — 1.3% continued
Structured Asset Securities Corp., Series 2003-37A, Class 2A (a)	4.499%	12/25/33	$14,858	$15,195
Vericrest Opportunity Loan Trust, Series 2018-NP10, Class A1A (c)	4.581%	11/25/48	87,098	88,402
WaMu Mortgage Pass-Through Certificate, Series 2003-AR11, Class A6 (a)	4.336%	10/25/33	18,696	19,312
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (a)	4.723%	09/25/33	37,866	38,813
				885,552
Student Loan — 5.1%
College Ave Student Loans, Series 2018-A, Class B (a)(c)	4.750%	12/26/47	140,000	147,698
College Ave Student Loans, Series 2018-A, Class C (a)(c)	5.500%	12/26/47	100,000	105,949
College Ave Student Loans, Series 2019-A, Class A1 (1MO LIBOR + 140) (a)(c)	0.000%	12/28/48	200,000	199,033
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	250,000	249,909
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (c)	2.680%	07/25/35	77,726	77,785
Earnest Student Loan Program LLC, Series 2017-A, Class B (c)	3.590%	01/25/41	146,968	149,710
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	150,000	153,612
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	209,697

42 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 57.5% continued
Student Loan — 5.1% continued
Social Professional Loan Program, Series 2015-B, Class A2 (c)	2.510%	09/27/32	$77,975	$78,245
Social Professional Loan Program, Series 2016-C, Class A2B (c)	2.360%	12/27/32	209,792	209,467
Social Professional Loan Program, Series 2015-D, Class B (a)(c)	3.590%	10/26/37	186,035	187,965
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	150,000	156,899
Social Professional Loan Program, Series 2017-E, Class A2B (a)(c)	2.720%	11/26/40	225,000	225,376
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	726,132
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	200,000	209,123
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (a)(c)	2.754%	02/25/42	82,267	82,057
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	200,000	208,717
				3,377,374

Total Securitized				$38,125,809

Treasury — 17.7%
U.S. Treasury Notes	1.375%	04/30/21	300,000	297,727
U.S. Treasury Notes (b)	1.625%	11/15/22	1,000,000	996,289
U.S. Treasury Notes	2.000%	11/30/22	1,000,000	1,008,711
U.S. Treasury Bonds	1.500%	03/31/23	500,000	495,684
U.S. Treasury Notes (b)	1.625%	04/30/23	100,000	99,566
U.S. Treasury Notes	2.500%	05/15/24	250,000	258,457
U.S. Treasury Notes	2.250%	11/15/24	250,000	255,703
U.S. Treasury STRIPS	0.000%	02/15/25	300,000	269,856
U.S. Treasury Notes	2.000%	08/15/25	950,000	958,609

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 17.7% continued
U.S. Treasury Notes	2.250%	11/15/25	$200,000	$204,703
U.S. Treasury Notes	1.625%	02/15/26	625,000	615,503
U.S. Treasury STRIPS	0.000%	05/15/28	1,000,000	832,425
U.S. Treasury Notes	2.875%	05/15/28	300,000	321,938
U.S. Treasury STRIPS	0.000%	11/15/31	250,000	189,755
U.S. Treasury STRIPS	0.000%	02/15/33	800,000	585,928
U.S. Treasury STRIPS	0.000%	02/15/37	450,000	293,969
U.S. Treasury Bonds	4.250%	05/15/39	200,000	261,406
U.S. Treasury Bonds	3.875%	08/15/40	550,000	686,340
U.S. Treasury Notes (b)	4.250%	11/15/40	300,000	393,281
U.S. Treasury Bonds (b)	4.750%	02/15/41	450,000	629,121
U.S. Treasury STRIPS	0.000%	08/15/41	150,000	84,944
U.S. Treasury Bonds	2.750%	11/15/42	800,000	837,906
U.S. Treasury Bonds (b)	3.750%	11/15/43	500,000	614,980
U.S. Treasury Bonds	3.000%	02/15/48	500,000	546,934

Total Treasury				$11,739,735

	Shares	Fair Value
Registered Investment Companies — 6.3%
State Street Institutional Liquid Reserves Fund, Premier Class, 2.45% (e)	1,611,745	$1,612,068
State Street Navigator Securities Lending Portfolio I, 2.50% (e)(f)	2,546,208	2,546,208

Total Registered Investment Companies		$4,158,276

Total Investment Securities — 97.7%
(Cost $63,266,864)		$64,781,838

Other Assets in Excess of Liabilities — 2.3%		1,527,758

Net Assets — 100.0%		$66,309,596

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 43

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

(a)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2019. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread, but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2019 was $3,470,141.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund‘s Board of Trustees and may be normally sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2019 was $19,033,736, representing 28.7% of net assets.

(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of June 30, 2019 was $679,423, representing 1.0% of net assets.

(e)	The rate shown is the effective yield as of June 30, 2019.
(f)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $2,546,208. Securities on loan are also collateralized by various U.S Treasury and government agency securities in the amount of $1,018,750.

BV – Besloten Vennootschap

IO – Interest Only

LIBOR – London Interbank Offered Rate

NA – National Association

PO – Principal Only

SA – Societe Anonyme

SCS – Sociedad en Comandita Simple

See accompanying Notes to Financial Statements.

44 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Collateralized Debt Obligations — 0.1%
Alesco Preferred Funding Ltd. *		03/23/35	$336,608	$132,923
Alesco Preferred Funding Ltd. VI *		03/23/35	621,631	257,525
Fort Sheridan ABS CDO Ltd., Series 05-1A *		11/05/41	611,948	307,660
Taberna Preferred Funding Ltd. *		07/05/35	1,175,564	486,398
Total Collateralized Debt Obligations				1,184,506

Corporate Bonds — 81.5%
Automotive — 2.3%
Delphi Jersey Holdings plc (a)(b)	5.000%	10/01/25	8,677,000	7,722,530
Fiat Chrysler Automobiles NV	4.500%	04/15/20	580,000	586,496
Ford Motor Credit Co. LLC	5.596%	01/07/22	450,000	476,481
General Motors Co.	6.250%	10/02/43	8,151,000	8,668,970
IAA Spinco, Inc. (a)	5.500%	06/15/27	3,838,000	3,991,520
				21,445,997
Banking — 2.3%
Popular, Inc.	6.125%	09/14/23	20,350,000	21,596,438

Basic Industry — 9.9%
Altria Group, Inc.	5.950%	02/14/49	4,540,000	5,163,061
Ashland Global Holdings, Inc.	6.875%	05/15/43	2,523,000	2,731,148
Century Communities, Inc.	5.875%	07/15/25	19,099,000	19,194,494
Century Communities, Inc. (a)	6.750%	06/01/27	11,000,000	11,151,250
MDC Holdings, Inc.	6.000%	01/15/43	6,502,000	6,079,370
Mueller Industries, Inc. (b)	6.000%	03/01/27	15,000,000	15,037,500
Schweitzer-Mauduit International, Inc. (a)	6.875%	10/01/26	3,812,000	3,897,770
Stericycle, Inc. (a)	5.375%	07/15/24	3,550,000	3,705,739
Summit Materials LLC (a)	6.500%	03/15/27	5,602,000	5,826,080
TRI Pointe Group, Inc.	5.875%	06/15/24	5,906,000	6,096,173
Valvoline, Inc. (b)	5.500%	07/15/24	12,731,000	13,163,853
Zekelman Industries, Inc. (a)	9.875%	06/15/23	1,435,000	1,514,822
				93,561,260

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 81.5% continued
Capital Goods — 2.1%
SPX Flow, Inc. (a)	5.625%	08/15/24	$1,662,000	$1,732,635
TransDigm, Inc.	6.000%	07/15/22	7,507,000	7,582,070
TransDigm, Inc.	6.500%	07/15/24	4,560,000	4,617,000
Welbilt, Inc.	9.500%	02/15/24	5,322,000	5,761,065
				19,692,770
Consumer Goods — 2.2%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (a)	8.500%	12/15/22	175,000	170,188
KAR Auction Services, Inc. (a)	5.125%	06/01/25	10,411,000	10,593,192
Pilgrim’s Pride Corp. (a)	5.750%	03/15/25	7,587,000	7,700,805
US Foods, Inc. (a)(b)	5.875%	06/15/24	2,515,000	2,584,163
				21,048,348
Energy — 10.4%
Aker BP ASA (a)(b)	4.750%	06/15/24	3,500,000	3,607,450
Apergy Corp.	6.375%	05/01/26	7,210,000	7,264,075
Centennial Resource Production LLC (a)	6.875%	04/01/27	13,000,000	13,129,999
Energen Corp.	4.625%	09/01/21	3,271,000	3,303,710
Energen Corp.	7.125%	02/15/28	22,064,000	24,711,680
Floatel International Ltd.	9.000%	04/11/24	6,400,000	5,664,000
Floatel International Ltd.	12.750%	04/11/24	3,400,000	2,652,000
McDermott Escrow 1, Inc. (a)(b)	10.625%	05/01/24	7,860,000	7,346,585
Welltec A/S (a)(b)	9.500%	12/01/22	32,133,000	30,687,015
				98,366,514
Financial Services — 17.0%
Alliance Data Systems Corp. (a)	5.875%	11/01/21	4,185,000	4,308,039
Alliance Data Systems Corp. (a)	5.375%	08/01/22	50,201,000	50,853,612
Credit Acceptance Corp.	6.125%	02/15/21	22,849,000	22,848,999
Credit Acceptance Corp.	7.375%	03/15/23	20,589,000	21,386,824
Credit Acceptance Corp.	6.625%	03/15/26	3,052,000	3,208,415
Nationstar Mortgage / Capital Corp.	6.500%	07/01/21	22,311,000	22,344,913
Nationstar Mortgage / Capital Corp.	6.500%	06/01/22	10,831,000	10,722,690

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 45

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Financial Services — 17.0% continued
Nationstar Mortgage / Capital Corp. (a)	8.125%	07/15/23	$7,631,000	$7,783,620
Quicken Loans, Inc. (a)	5.750%	05/01/25	8,277,000	8,522,661
Vantiv, Inc. (a)	4.375%	11/15/25	8,322,000	8,644,478
Wand Merger Corp. (a)	9.125%	07/15/26	874,000	887,110
				161,511,361
Health Care — 4.8%
DaVita Healthcare Partners, Inc.	5.750%	08/15/22	6,084,000	6,144,840
DaVita Healthcare Partners, Inc.	5.125%	07/15/24	6,615,000	6,616,985
DaVita Healthcare Partners, Inc. (b)	5.000%	05/01/25	4,038,000	3,986,516
Mylan NV	5.250%	06/15/46	12,615,000	11,791,575
Par Pharmaceutical, Inc. (a)	7.500%	04/01/27	7,745,000	7,609,463
Teva Pharmaceuticals Finance Netherlands III BV	3.150%	10/01/26	12,223,000	9,442,267
				45,591,646
Insurance — 3.3%
Alliant Holdings Intermediate LLC (a)	8.250%	08/01/23	12,340,000	12,644,798
GTCR AP Finance, Inc. (a)(b)	8.000%	05/15/27	9,910,000	9,959,550
USIS Merger Subordinated, Inc. (a)	6.875%	05/01/25	8,541,000	8,455,590
				31,059,938
Leisure — 4.3%
CCM Merger, Inc. (a)	6.000%	03/15/22	530,000	543,250
Golden Nugget, Inc. (a)	6.750%	10/15/24	685,000	705,550
Live Nation Entertainment, Inc. (a)	4.875%	11/01/24	5,213,000	5,362,874
RHP Hotel Properties LP	5.000%	04/15/21	10,760,000	10,746,550
RHP Hotel Properties LP	5.000%	04/15/23	4,956,000	5,024,145
Station Casinos LLC (a)(b)	5.000%	10/01/25	18,419,000	18,465,047
				40,847,416

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 81.5% continued
Media — 6.1%
Cimpress NV (a)	7.000%	06/15/26	$38,846,000	$39,622,531
Liberty Interactive LLC (b)	8.250%	02/01/30	18,193,000	18,147,518
				57,770,049
Real Estate — 2.0%
Forestar Group, Inc. (a)	8.000%	04/15/24	13,145,000	13,785,819
Kennedy Wilson, Inc.	5.875%	04/01/24	5,658,000	5,771,160
				19,556,979
Retail — 6.4%
Bacardi Ltd. (a)	5.150%	05/15/38	9,187,000	9,512,041
FirstCash, Inc. (a)	5.375%	06/01/24	17,824,000	18,314,160
Nathan’s Famous, Inc. (a)	6.625%	11/01/25	25,674,000	25,288,890
William Carter Co. (The) (a)	5.625%	03/15/27	1,650,000	1,728,375
Wolverine World Wide, Inc. (a)	5.000%	09/01/26	6,456,000	6,375,300
				61,218,766
Services — 0.5%
GrubHub Holdings, Inc. (a)	5.500%	07/01/27	4,710,000	4,834,203

Technology & Electronics — 1.5%
Dell International LLC (a)	8.100%	07/15/36	6,187,000	7,587,906
Micron Technology, Inc.	4.975%	02/06/26	4,903,000	5,171,325
Symantec Corp. (a)(b)	5.000%	04/15/25	1,409,000	1,444,039
				14,203,270
Telecommunications — 4.8%
Cogent Communications, Inc. (a)	5.625%	04/15/21	25,865,000	26,220,644
Cogent Communications, Inc. (a)	5.375%	03/01/22	7,380,000	7,638,300
Frontier Communications Corp. (a)(b)	8.500%	04/01/26	7,085,000	6,872,450
Frontier Communications Corp. (a)	8.000%	04/01/27	4,250,000	4,420,000
				45,151,394
Transportation — 1.6%
Allegiant Travel Co.	5.500%	07/15/19	1,427,000	1,427,000
Mobile Mini, Inc.	5.875%	07/01/24	7,224,000	7,440,720

46 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation — 1.6% continued
United Airlines Pass-Through Trust, Series 2013-1	5.375%	02/15/23	$248,288	$256,870
United Airlines Holdings, Inc.	4.250%	10/01/22	350,000	359,188
XPO Logistics, Inc. (a)(b)	6.125%	09/01/23	913,000	946,096
XPO Logistics, Inc. (a)(b)	6.750%	08/15/24	4,304,000	4,589,140
				15,019,014

Total Corporate Bonds				$772,475,363

	Shares	Fair Value
Registered Investment Companies — 21.1%
Diamond Hill Short Duration Total Return Fund, Class Y (c)	4,247,483	$43,281,850
State Street Institutional Liquid Reserves Fund, Premier Class, 2.44% (d)	117,043,340	117,066,749
State Street Navigator Securities Lending Portfolio I, 2.50% (d)(e)	39,887,745	39,887,745

Total Registered Investment Companies		$200,236,344

Total Investment Securities — 102.7%
(Cost $963,291,236)		$973,896,213

Liabilities in Excess of Other Assets — (2.7)%		(25,717,467)

Net Assets — 100.0%		$948,178,746

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund‘s Board of Trustees and may be normally sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2019 was $439,287,279, representing 46.3% of net assets.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2019 was $38,526,216.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of June 30, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $39,887,745.

*

Non-income producing security. Restricted and illiquid securities not registered under the securities act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd. IV, Class PNN	December-04	$621,631	$257,525	0.03%
Alesco Preferred Funding Ltd., Class PNNE	March-05	$336,608	$132,923	0.01%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	$517,474	$307,660	0.03%
Taberna Preferred Funding Ltd., Class PPN2	March-05	$1,048,609	$486,398	0.05%
		$2,524,322	$1,184,506	0.12%

ASA – Allmennaksjeselskap

A/S – Ansvarlig Selskap

BV – Besloten Vennootschap

NV – Naamloze Vennootschap

plc – Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 47

Diamond Hill High Yield Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 91.9%
Auto Loan — 0.4%
CIG Auto Receivables Trust, Series 2017-1A (a)	5.330%	12/16/24	$400,000	$403,359

Automotive — 2.9%
Delphi Jersey Holdings plc (a)	5.000%	10/01/25	900,000	801,000
Ford Motor Credit Co. LLC	5.596%	01/07/22	250,000	264,711
General Motors Co.	6.250%	10/02/43	1,175,000	1,249,667
IAA Spinco, Inc. (a)	5.500%	06/15/27	400,000	416,000
				2,731,378
Banking — 1.4%
Popular, Inc.	6.125%	09/14/23	1,275,000	1,353,094

Basic Industry — 13.2%
Altria Group, Inc.	5.950%	02/14/49	650,000	739,205
Ashland Global Holdings, Inc.	6.875%	05/15/43	1,025,000	1,109,563
Century Communities, Inc.	5.875%	07/15/25	150,000	150,750
Century Communities, Inc. (a)	6.750%	06/01/27	4,000,000	4,055,000
MDC Holdings, Inc.	6.000%	01/15/43	850,000	794,750
Mueller Industries, Inc.	6.000%	03/01/27	1,325,000	1,328,312
Schweitzer-Mauduit International, Inc. (a)	6.875%	10/01/26	800,000	818,000
Stericycle, Inc. (a)	5.375%	07/15/24	750,000	782,903
Summit Materials LLC (a)	6.500%	03/15/27	675,000	702,000
TRI Pointe Group, Inc.	5.875%	06/15/24	500,000	516,100
Valvoline, Inc.	5.500%	07/15/24	800,000	827,200
Zekelman Industries, Inc. (a)	9.875%	06/15/23	550,000	580,594
				12,404,377
Capital Goods — 3.4%
SPX Flow, Inc. (a)	5.625%	08/15/24	100,000	104,250
TransDigm, Inc.	6.000%	07/15/22	1,350,000	1,363,500
TransDigm, Inc.	6.500%	07/15/24	550,000	556,875
Welbilt, Inc.	9.500%	02/15/24	1,060,000	1,147,450
				3,172,075

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 91.9% continued
Consumer — 0.9%
Mariner Finance Issuance Trust, Series 2018-AA (a)	6.570%	11/20/30	$275,000	$285,569
Oportun Funding LLC, Series 2018-C (a)	6.790%	10/08/24	500,000	509,883
				795,452
Consumer Goods — 1.4%
KAR Auction Services, Inc. (a)	5.125%	06/01/25	925,000	941,188
Pilgrim’s Pride Corp. (a)	5.750%	03/15/25	350,000	355,250
				1,296,438
Credit Card — 0.3%
Fortiva Retail Credit Master Note, Series 2018-1 (a)	7.730%	11/15/23	250,000	258,788

Energy — 14.6%
Aker BP ASA (a)	4.750%	06/15/24	500,000	515,350
Apergy Corp.	6.375%	05/01/26	1,175,000	1,183,813
Centennial Resource Production LLC (a)	5.375%	01/15/26	375,000	356,250
Centennial Resource Production LLC (a)(b)	6.875%	04/01/27	1,775,000	1,792,750
Energen Corp.	4.625%	09/01/21	100,000	101,000
Energen Corp.	7.125%	02/15/28	4,200,000	4,704,000
Floatel International Ltd.	9.000%	04/11/24	600,000	531,000
Floatel International Ltd.	12.750%	04/11/24	600,000	468,000
McDermott Escrow 1, Inc. (a)	10.625%	05/01/24	1,075,000	1,004,781
Welltec A/S (a)	9.500%	12/01/22	3,300,000	3,151,500
				13,808,444
Equipment — 0.1%
Ascentium Equipment Receivables Trust, Series 2016-2A (a)(c)	6.790%	10/10/24	100,000	102,539

Financial Services — 18.3%
Alliance Data Systems Corp. (a)	5.875%	11/01/21	525,000	540,435
Alliance Data Systems Corp. (a)	5.375%	08/01/22	4,781,000	4,843,153

48 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Financial Services — 18.3% continued
Credit Acceptance Corp.	6.125%	02/15/21	$3,000,000	$3,000,000
Credit Acceptance Corp.	7.375%	03/15/23	1,530,000	1,589,288
Credit Acceptance Corp.	6.625%	03/15/26	500,000	525,625
Nationstar Mortgage / Capital Corp.	6.500%	07/01/21	2,452,000	2,455,727
Nationstar Mortgage / Capital Corp.	6.500%	06/01/22	2,475,000	2,450,250
Quicken Loans, Inc. (a)	5.750%	05/01/25	1,400,000	1,441,552
Vantiv, Inc. (a)	4.375%	11/15/25	200,000	207,750
Wand Merger Corp. (a)	9.125%	07/15/26	250,000	253,750
				17,307,530
Health Care — 4.7%
DaVita Healthcare Partners, Inc.	5.125%	07/15/24	1,300,000	1,300,390
Mylan NV	5.250%	06/15/46	1,250,000	1,168,408
Par Pharmaceutical, Inc. (a)	7.500%	04/01/27	600,000	589,500
Teva Pharmaceuticals Finance Netherlands III BV	3.150%	10/01/26	1,775,000	1,371,188
				4,429,486
Insurance — 3.7%
Alliant Holdings Intermediate LLC (a)	8.250%	08/01/23	1,050,000	1,075,935
GTCR AP Finance, Inc. (a)	8.000%	05/15/27	1,250,000	1,256,250
USIS Merger Subordinated, Inc. (a)	6.875%	05/01/25	1,200,000	1,188,000
				3,520,185
Leisure — 3.0%
CCM Merger, Inc. (a)	6.000%	03/15/22	200,000	205,000
Golden Nugget, Inc. (a)	6.750%	10/15/24	100,000	103,000
RHP Hotel Properties LP	5.000%	04/15/21	250,000	249,687
RHP Hotel Properties LP	5.000%	04/15/23	675,000	684,281
Station Casinos LLC (a)	5.000%	10/01/25	1,600,000	1,604,000
				2,845,968

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 91.9% continued
Media — 7.0%
Cimpress NV (a)	7.000%	06/15/26	$3,850,000	$3,926,962
Liberty Interactive LLC	8.250%	02/01/30	2,725,000	2,718,187
				6,645,149
Real Estate — 2.5%
Forestar Group, Inc. (a)	8.000%	04/15/24	1,525,000	1,599,344
Kennedy Wilson, Inc.	5.875%	04/01/24	716,000	730,320
				2,329,664
Retail — 6.9%
Bacardi Ltd. (a)	5.150%	05/15/38	950,000	983,611
FirstCash, Inc. (a)	5.375%	06/01/24	1,750,000	1,798,125
Nathan’s Famous, Inc. (a)	6.625%	11/01/25	2,850,000	2,807,250
William Carter Co. (The) (a)	5.625%	03/15/27	350,000	366,625
Wolverine World Wide, Inc. (a)(b)	5.000%	09/01/26	600,000	592,500
				6,548,111
Services — 0.9%
GrubHub Holdings, Inc. (a)	5.500%	07/01/27	800,000	821,096

Technology & Electronics — 1.8%
Dell International LLC (a)	8.100%	07/15/36	1,375,000	1,686,337

Telecommunications — 3.0%
Cogent Communications, Inc. (a)	5.625%	04/15/21	1,332,000	1,350,315
Frontier Communications Corp.	10.500%	09/15/22	498,000	337,395
Frontier Communications Corp. (a)	8.500%	04/01/26	875,000	848,750
Frontier Communications Corp. (a)	8.000%	04/01/27	250,000	260,000
				2,796,460
Transportation — 1.5%
Continental Airlines Pass-Through Trust, Series 2012-1	6.250%	10/11/21	187,712	191,429
Continental Airlines Pass-Through Trust, Series 2012-2	5.500%	04/29/22	105,021	107,772

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 49

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
June 30, 2019 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation — 1.5% continued
Mobile Mini, Inc.	5.875%	07/01/24	$775,000	$798,250
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	210,202	223,000
XPO Logistics, Inc. (a)	6.750%	08/15/24	98,000	104,492
				1,424,943

Total Corporate Bonds				$86,680,873

Securitized — 0.8%
ABS-Other — 0.6%
Access Point Financial, Inc., Series 2017-A, Class C (a)	5.820%	04/15/29	250,000	257,507
Kabbage Funding LLC, Series 2019-1, Class D (a)	5.688%	03/15/24	250,000	253,790
				511,297
Non Agency MBS CMO — 0.2%
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A2 (a)	5.875%	06/25/48	200,000	202,924

Total Securitized				$714,221

	Shares	Fair Value
Registered Investment Companies — 8.2%
State Street Institutional Liquid Reserves Fund, Premier Class, 2.45% (d)	6,136,175	$6,137,402
State Street Navigator Securities Lending Portfolio I, 2.50% (d)(e)	1,647,813	1,647,813

Total Registered Investment Companies		$7,785,215

Total Investment Securities — 100.9%
(Cost $93,857,006)		$95,180,309

Liabilities in Excess of Other Assets — (0.9)%		(829,561)

Net Assets — 100.0%		$94,350,748

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund‘s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of June 30, 2019 was $49,104,907, representing 52.0% of net assets.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2019 was $1,588,500.
(c)

Variable rate security. The rate shown is the effective interest rate as of June 30, 2019. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread, but are determined by the issuer or agent and may be based on index changes, prepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(d)	The rate shown is the 7-day effective yield as of June 30, 2019.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $1,647,813.

ASA – Allmennaksjeselskap

A/S – Ansvarlig Selskap

BV – Besloten Vennootschap

NV – Naamloze Vennootschap

plc – Public Limited Company

See accompanying Notes to Financial Statements.

50 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments
June 30, 2019 (Unaudited)

Diamond Hill Small Cap Fund
Sector Allocation	% of Net Assets
Financials	25.8%
Industrials	23.1%
Consumer Discretionary	12.6%
Consumer Staples	7.1%
Real Estate	6.3%
Communication Services	5.5%
Information Technology	5.4%
Energy	3.3%
Health Care	2.5%
Utilities	2.4%
Materials	1.9%
Registered Investment Companies	11.9%
Other
Net Other Assets (Liabilities)	-7.8%
100.0%

Russell 2000 Index Sector Allocation	% of Index
Financials	17.6%
Industrials	15.1%
Consumer Discretionary	11.7%
Consumer Staples	2.7%
Real Estate	7.5%
Communication Services	3.0%
Information Technology	15.4%
Energy	3.3%
Health Care	16.0%
Utilities	3.9%
Materials	3.8%
100.0%

Diamond Hill Small-Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	24.5%
Industrials	17.0%
Consumer Discretionary	11.5%
Real Estate	9.1%
Consumer Staples	7.4%
Information Technology	6.6%
Materials	4.9%
Energy	3.6%
Utilities	3.6%
Communication Services	2.8%
Health Care	2.4%
Registered Investment Companies	11.3%
Other
Net Other Assets (Liabilities)	-4.7%
100.0%

Russell 2500 Index Sector Allocation	% of Index
Financials	15.5%
Industrials	15.4%
Consumer Discretionary	11.0%
Real Estate	9.8%
Consumer Staples	2.4%
Information Technology	17.6%
Materials	5.1%
Energy	2.8%
Utilities	3.7%
Communication Services	3.2%
Health Care	13.5%
100.0%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 51

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2019 (Unaudited)

Diamond Hill Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	28.8%
Industrials	16.0%
Consumer Discretionary	12.8%
Real Estate	7.3%
Consumer Staples	6.6%
Materials	4.8%
Information Technology	4.2%
Energy	4.0%
Utilities	3.3%
Health Care	2.6%
Communication Services	2.2%
Registered Investment Companies	10.2%
Other
Net Other Assets (Liabilities)	-2.8%
100.0%

Russell Midcap Index Sector Allocation	% of Index
Financials	13.1%
Industrials	14.1%
Consumer Discretionary	11.8%
Real Estate	9.0%
Consumer Staples	4.0%
Materials	5.0%
Information Technology	19.2%
Energy	3.6%
Utilities	6.5%
Health Care	10.2%
Communication Services	3.5%
100.0%

Diamond Hill Large Cap Fund
Sector Allocation	% of Net Assets
Financials	27.7%
Health Care	13.6%
Consumer Discretionary	13.5%
Communication Services	13.0%
Consumer Staples	8.9%
Industrials	7.2%
Information Technology	5.6%
Energy	4.3%
Materials	3.5%
Registered Investment Companies	2.9%
Other
Net Other Assets (Liabilities)	-0.2%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	13.3%
Health Care	13.9%
Consumer Discretionary	10.9%
Communication Services	9.6%
Consumer Staples	6.2%
Industrials	9.8%
Information Technology	21.8%
Energy	4.8%
Materials	2.9%
Real Estate	3.7%
Utilities	3.1%
100.0%

52 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2019 (Unaudited)

Diamond Hill All Cap Select Fund
Sector Allocation	% of Net Assets
Financials	32.0%
Industrials	16.4%
Consumer Discretionary	14.6%
Health Care	9.5%
Communication Services	8.6%
Consumer Staples	6.3%
Energy	3.9%
Information Technology	2.8%
Materials	2.3%
Registered Investment Companies	9.2%
Other
Net Other Assets (Liabilities)	-5.6%
100.0%

Russell 3000 Index Sector Allocation	% of Index
Financials	13.6%
Industrials	10.2%
Consumer Discretionary	11.0%
Health Care	14.0%
Communication Services	9.1%
Consumer Staples	5.9%
Energy	4.7%
Information Technology	21.4%
Materials	3.0%
Real Estate	3.9%
Utilities	3.2%
100.0%

Diamond Hill Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	25.6%
Industrials	14.3%
Health Care	10.7%
Communication Services	10.0%
Information Technology	8.0%
Consumer Discretionary	7.8%
Materials	4.2%
Energy	3.8%
Consumer Staples	2.0%
Registered Investment Companies	38.2%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	-6.2%
Financials	-4.6%
Industrials	-3.7%
Information Technology	-3.7%
Consumer Staples	-2.1%
Utilities	-2.1%
Health Care	-2.0%
Materials	-0.5%
Communication Services	-0.5%
Energy	-0.2%
Other
Segregated Cash With Brokers	25.8%
Net Other Assets (Liabilities)	-24.8%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	13.3%
Industrials	9.8%
Health Care	13.9%
Communication Services	9.6%
Information Technology	21.8%
Consumer Discretionary	10.9%
Materials	2.9%
Energy	4.8%
Consumer Staples	6.2%
Utilities	3.2%
Real Estate	3.6%
100.0%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 53

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2019 (Unaudited)

Diamond Hill Research Opportunities Fund
Long Portfolio Sector Allocation	% of Net Assets
Industrials	20.9%
Financials	18.0%
Health Care	14.9%
Consumer Discretionary	13.3%
Communication Services	12.4%
Information Technology	12.3%
Materials	5.9%
Real Estate	2.8%
Consumer Staples	2.4%
Energy	1.6%
Utilities	0.3%
Registered Investment Companies	26.8%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	-4.7%
Financials	-4.3%
Information Technology	-3.3%
Health Care	-3.0%
Industrials	-1.4%
Consumer Staples	-0.6%
Communication Services	-0.6%
Utilities	-0.5%
Materials	-0.3%
Real Estate	-0.3%
Other
Segregated Cash With Brokers	14.3%
Net Other Assets (Liabilities)	-26.9%
100.0%

Russell 3000 Index Sector Allocation	% of Index
Industrials	10.2%
Financials	13.6%
Health Care	14.0%
Consumer Discretionary	11.0%
Communication Services	9.1%
Information Technology	21.4%
Materials	3.0%
Real Estate	3.9%
Consumer Staples	5.9%
Energy	4.7%
Utilities	3.2%
100.0%

Diamond Hill Global Fund
Sector Allocation	% of Net Assets
Financials	32.6%
Industrials	15.7%
Consumer Discretionary	14.4%
Health Care	10.1%
Communication Services	8.5%
Information Technology	5.7%
Consumer Staples	5.6%
Materials	3.8%
Energy	2.1%
Registered Investment Companies	2.7%
Other
Net Other Assets (Liabilities)	-1.2%
100.0%

Morningstar Global Markets Index Sector Allocation	% of Index
Financials	16.7%
Industrials	11.6%
Consumer Discretionary	11.2%
Health Care	11.2%
Communication Services	8.0%
Information Technology	15.4%
Consumer Staples	7.6%
Materials	5.3%
Energy	5.5%
Real Estate	4.2%
Utilities	3.3%
100.0%

54 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2019 (Unaudited)

Diamond Hill Short Duration Total Return Fund
Sector Allocation	% of Net Assets
Securitized	83.7%
Corporate Credit	7.0%
Treasury	6.8%
Registered Investment Companies	8.5%
Other
Net Other Assets (Liabilities)	-6.0%
100.0%

Bloomberg Barclays U.S. 1-3 Yr. Gov./Credit Index Sector Allocation	% of Index
Treasury	65.9%
Corporate Credit	23.7%
Non-Corporate Credit	7.0%
Agency	3.4%
100.0%

Diamond Hill Core Bond Fund
Sector Allocation	% of Net Assets
Securitized	57.5%
Treasury	17.7%
Corporate Credit	15.2%
Government Related	1.0%
Registered Investment Companies	6.3%
Other
Net Other Assets (Liabilities)	2.3%
100.0%

Bloomberg Barclays U.S. Aggregate Index Sector Allocation	% of Index
Treasury	39.5%
Agency	1.5%
Agency RMBS/CMBS	28.0%
Asset-Backed Securities	0.5%
Non-Agency RMBS/CMBS	1.2%
Corporate Credit	25.0%
Non-Corporate Credit	4.3%
100.0%

Diamond Hill Corporate Credit Fund
Sector Allocation	% of Net Assets
Financial Services	17.0%
Energy	10.4%
Basic Industry	9.9%
Retail	6.4%
Media	6.1%
Health Care	4.8%
Telecommunications	4.8%
Leisure	4.3%
Insurance	3.3%
Banking	2.3%
Automotive	2.3%
Consumer Goods	2.2%
Capital Goods	2.1%
Real Estate	2.0%
Transportation	1.6%
Technology & Electronics	1.5%
Services	0.5%
Registered Investment Companies	21.1%
Other
Collateralized Debt Obligations	0.1%
Net Other Assets (Liabilities)	-2.7%
100.0%

ICE BofA ML U.S. Corporate & High Yield Index Sector Allocation	% of Index
Financial Services	2.7%
Energy	11.5%
Basic Industry	5.4%
Retail	3.5%
Media	4.4%
Health Care	9.4%
Telecommunications	5.1%
Leisure	1.1%
Insurance	3.6%
Banking	19.4%
Automotive	2.5%
Consumer Goods	5.8%
Capital Goods	4.8%
Real Estate	2.3%
Transportation	2.2%
Technology & Electronics	7.2%
Services	1.8%
Utility	7.3%
100.0%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 55

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2019 (Unaudited)

Diamond Hill High Yield Fund
Sector Allocation	% of Net Assets
Financial Services	18.3%
Energy	14.6%
Basic Industry	13.2%
Media	7.0%
Retail	6.9%
Health Care	4.7%
Insurance	3.7%
Capital Goods	3.4%
Leisure	3.0%
Telecommunications	3.0%
Automotive	2.9%
Real Estate	2.5%
Technology & Electronics	1.8%
Transportation	1.5%
Banking	1.4%
Consumer Goods	1.4%
Services	0.9%
Consumer	0.9%
ABS - Other	0.6%
Auto Loan	0.4%
Credit Card	0.3%
Non Agency MBS CMO	0.2%
Equipment	0.1%
Registered Investment Companies	8.2%
Other
Net Other Assets (Liabilities)	-0.9%
100.0%

ICE BofA ML U.S. High Yield Index Sector Allocation	% of Index
Financial Services	4.0%
Energy	14.2%
Basic Industry	10.6%
Media	11.3%
Retail	4.7%
Health Care	10.0%
Insurance	1.1%
Capital Goods	6.2%
Leisure	5.0%
Telecommunications	9.8%
Automotive	1.9%
Real Estate	1.4%
Technology & Electronics	5.7%
Transportation	0.9%
Banking	2.6%
Consumer Goods	3.0%
Services	5.2%
Utility	2.4%
100.0%

56 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 57

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2019 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Assets
Investment in unaffiliated securities, at cost	$676,531,967	$2,075,221,706	$174,019,625
Investment in affiliated securities, at cost	—	39,657,616	2,288,581
Investment in unaffiliated securities, at fair value*	$907,810,208	$2,413,469,436	$188,828,374
Investments in affiliated securities, at fair value	—	40,121,183	2,309,123
Cash deposits with custodian for securities sold short	—	—	—
Receivable for fund shares issued	389,915	1,744,654	250,482
Receivable for investments sold	—	—	—
Receivable for dividends and interest	1,179,637	2,701,187	203,284
Prepaid expenses and other assets	45,951	130,359	11,145
Total Assets	909,425,711	2,458,166,819	191,602,408

Liabilities
Investments sold short, at fair value (proceeds $—, $—, $—, $—, $—, $820,649,267,$13,504,426,$—,$— and $—)	—	—	—
Due to custodian	—	—	—
Payable for fund shares redeemed	1,541,756	1,279,663	60,727
Payable for securities purchased	—	—	—
Payable for dividend expense on securities sold short	—	—	—
Payable for return of collateral received for securities on loan	65,322,666	111,599,816	5,514,312
Payable to Investment Adviser	551,704	1,402,027	88,747
Payable to Administrator	111,139	221,139	24,554
Accrued distribution and service fees	54,847	57,937	5,831
Total Liabilities	67,582,112	114,560,582	5,694,171

Net Assets	$841,843,599	$2,343,606,237	$185,908,237

Components of Net Assets
Paid-in Capital	$561,138,037	$1,934,678,682	$167,106,110
Distributable earnings (accumulated deficit)	280,705,562	408,927,555	18,802,127
Net Assets	$841,843,599	$2,343,606,237	$185,908,237
Net Assets
Class A Shares	$173,102,453	$178,633,774	$29,182,750
Class C Shares	$22,552,383	$26,825,448	$—
Class I Shares	$516,860,495	$1,037,069,724	$138,763,153
Class Y Shares	$129,328,268	$1,101,077,291	$17,962,334
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	5,621,563	8,166,556	2,083,795
Class C Shares	865,258	1,355,476	—
Class I Shares	16,495,735	46,905,498	9,864,757
Class Y Shares	4,121,383	49,680,395	1,273,064
Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$30.79	$21.87	$14.00
Class C Shares(A)	$26.06	$19.79	$—
Class I Shares	$31.33	$22.11	$14.07
Class Y Shares	$31.38	$22.16	$14.11
Maximum Offering Price
Maximum sales charge — Class A Shares	5.00%	5.00%	5.00%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share Class A Shares	$32.41	$23.02	$14.74
* Includes value of securities on loan	$101,937,600	$181,533,427	$6,880,464

(A)	Redemption price per share varies based on the holding period.

See accompanying Notes to Financial Statements.

58 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Assets & Liabilities (Continued)
June 30, 2019 (Unaudited)

Large Cap Fund	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Global Fund	Short Duration Total Return Fund	Core Bond Fund

$4,538,048,899	$222,030,079	$3,367,672,730	$97,813,265	$18,655,821	$693,280,073	$63,266,864
—	—	78,412,368	—	—	—	—
$6,079,982,124	$236,620,657	$4,129,984,198	$104,484,587	$18,468,680	$699,839,761	$64,781,838
—	—	79,367,703	—	—	—	—
—	—	871,277,978	11,344,524	—	—	—
16,841,137	710,932	2,114,991	6,071	—	1,370,569	6,665,907
8,325,660	552,259	32,647,265	633,475	—	—	—
4,672,831	307,129	3,233,255	68,949	26,662	1,948,830	269,149
330,882	11,804	208,865	4,541	998	40,324	3,562
6,110,152,634	238,202,781	5,118,834,255	116,542,147	18,496,340	703,199,484	71,720,456

—	—	864,983,379	15,086,225	—	—	—
—	—	—	32,909	—	15,685	1,272
6,332,936	139,455	1,871,691	67,990	—	72,236	3,773
7,818,821	628,927	1,160,138	593,444	—	4,476,408	2,839,683
—	—	677,843	20,613	—	—	—
26,025,300	13,228,218	869,948,042	21,249,779	238,538	37,850,449	2,546,208
2,409,041	122,461	2,590,372	61,296	9,407	191,203	14,710
733,067	23,379	459,976	9,592	1,253	69,939	4,538
311,852	6,990	104,833	3,900	21	6,405	676
43,631,017	14,149,430	1,741,796,274	37,125,748	249,219	42,682,325	5,410,860

$6,066,521,617	$224,053,351	$3,377,037,981	$79,416,399	$18,247,121	$660,517,159	$66,309,596

$4,277,513,972	$206,381,159	$2,414,508,412	$71,932,050	$18,394,169	$653,798,509	$64,988,006
1,789,007,645	17,672,192	962,529,569	7,484,349	(147,048)	6,718,650	1,321,590
$6,066,521,617	$224,053,351	$3,377,037,981	$79,416,399	$18,247,121	$660,517,159	$66,309,596

$1,199,917,994	$9,161,441	$196,358,743	$9,888,785	$98,010	$31,664,427	$3,318,218
$85,767,059	$6,342,290	$81,491,833	$2,334,092	$—	$—	$—
$3,449,019,283	$132,290,486	$2,821,553,023	$48,565,036	$5,384,425	$397,598,403	$23,179,483
$1,331,817,281	$76,259,134	$277,634,382	$18,628,486	$12,764,686	$231,254,329	$39,811,895

43,384,693	622,131	7,415,558	442,130	7,158	3,109,998	327,662
3,287,075	462,354	3,488,174	111,250	—	—	—
123,767,174	8,916,723	103,941,824	2,138,178	392,072	39,045,582	2,289,162
47,739,321	5,127,977	10,181,095	816,882	928,189	22,695,208	3,929,233

$27.66	$14.73	$26.48	$22.37	$13.69	$10.18	$10.13
$26.09	$13.72	$23.36	$20.98	$—	$—	$—
$27.87	$14.84	$27.15	$22.71	$13.73	$10.18	$10.13
$27.90	$14.87	$27.27	$22.80	$13.75	$10.19	$10.13

5.00%	5.00%	5.00%	5.00%	5.00%	2.25%	3.50%
$29.12	$15.51	$27.87	$23.55	$14.41	$10.41	$10.50
$37,545,358	$14,730,446	$862,964,565	$21,078,901	$467,706	$48,355,611	$3,470,141

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 59

Diamond Hill Funds
Statements of Assets & Liabilities (Continued)
June 30, 2019 (Unaudited)

	Corporate Credit Fund	High Yield Fund
Assets
Investment in unaffiliated securities, at cost	$931,248,742	$93,857,006
Investment in affiliated securities, at cost	32,042,494	—
Investment in unaffiliated securities, at fair value*	$930,614,363	$95,180,309
Investments in affiliated securities, at fair value	43,281,850	—
Cash	17	—
Receivable for fund shares issued	1,395,139	243,667
Receivable for investments sold	7,026,467	905,048
Receivable for dividends and interest	13,231,915	1,442,927
Prepaid expenses and other assets	56,165	5,650
Total Assets	995,605,916	97,777,601

Liabilities
Payable for fund shares redeemed	384,898	772
Payable for securities purchased	6,649,510	1,728,594
Payable for return of collateral received for securities on loan	39,887,745	1,647,813
Payable to Investment Adviser	332,361	37,865
Payable to Administrator	130,404	10,035
Accrued distribution and service fees	42,252	1,774
Total Liabilities	47,427,170	3,426,853

Net Assets	$948,178,746	$94,350,748

Components of Net Assets
Paid-in Capital	$932,736,234	$91,594,848
Distributable earnings	15,442,512	2,755,900
Net Assets	$948,178,746	$94,350,748
Net Assets
Class A Shares	$97,409,017	$9,681,652
Class C Shares	$27,951,119	$—
Class I Shares	$782,617,116	$54,900,293
Class Y Shares	$40,201,494	$29,768,803
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	8,527,927	882,858
Class C Shares	2,456,253	—
Class I Shares	68,748,522	5,003,136
Class Y Shares	3,533,430	2,713,182
Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$11.42	$10.97
Class C Shares(A)	$11.38	$—
Class I Shares	$11.38	$10.97
Class Y Shares	$11.38	$10.97
Maximum Offering Price
Maximum sales charge — Class A Shares	3.50%	3.50%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share Class A Shares	$11.83	$10.97
* Includes value of securities on loan	$38,526,216	$1,588,500

(A)	Redemption price per share varies based on the holding period.

See accompanying Notes to Financial Statements.

60 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2019 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Investment Income
Dividends	$7,985,833	$17,723,471	$1,077,234	$55,104,282
Income distributions from affiliated investments	213,534	743,819	42,809	—
Securities lending income	228,182	543,794	17,297	56,197
Foreign taxes withheld	(10,756)	(30,306)	—	—
Total Investment Income	8,416,793	18,980,778	1,137,342	55,160,479

Expenses
Investment advisory fees	3,857,387	8,472,244	413,512	14,016,588
Administration fees	782,113	1,330,135	105,274	4,306,635
Distribution fees — Class A	255,729	221,549	32,118	1,424,142
Distribution and service fees — Class C	122,326	136,882	—	424,628
Other fees	26,340	61,808	4,639	152,739
Total Expenses	5,043,895	10,222,618	555,543	20,324,732
Advisory fees waived by Adviser	(20,711)	(68,336)	(3,933)	—
Net Expenses	5,023,184	10,154,282	551,610	20,324,732

Net Investment Income	3,393,609	8,826,496	585,732	34,835,747

Realized and Unrealized Gains on Investments
Net realized gains on investment transactions	24,235,910	64,751,864	3,378,864	111,973,994
Net realized gains on sales from affiliated investments	71,515	—	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	90,522,014	283,171,811	16,560,415	904,731,487
Net change in unrealized appreciation (depreciation) on affiliated investments	31,853	508,338	29,257	—
Net Realized and Unrealized Gains on Investments	114,861,292	348,432,013	19,968,536	1,016,705,481

Change in Net Assets from Operations	$118,254,901	$357,258,509	$20,554,268	$1,051,541,228

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 61

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2019 (Unaudited)

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Global Fund
Investment Income
Dividends	$1,945,954	$36,315,599	$642,020	$220,560
Income distributions from affiliated investments	—	1,704,346	—	—
Interest	—	9,117,927	62,888	—
Securities lending income	10,214	672,453	11,847	3,557
Foreign taxes withheld	(2,032)	—	(3,473)	(9,086)
Total Investment Income	1,954,136	47,810,325	713,282	215,031

Expenses
Investment advisory fees	758,676	16,935,084	286,601	56,829
Administration fees	145,186	3,044,679	41,679	7,412
Distribution fees — Class A	11,809	242,132	7,175	126
Distribution and service fees — Class C	34,541	404,700	5,720	—
Other fees	6,507	98,265	3,137	2,909
Dividend expense	—	7,925,822	114,621	—
Total Expenses	956,719	28,650,682	458,933	67,276
Advisory fees waived by Adviser	—	(159,425)	—	—
Net Expenses	956,719	28,491,257	458,933	67,276

Net Investment Income	997,417	19,319,068	254,349	147,755

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	(928,238)	207,850,833	2,975,495	(151,115)
Net realized gains (losses) on closed short positions	—	8,583,556	(255,078)	—
Net realized gains on sales from affiliated investments	—	102,252	—	—
Net realized losses on foreign currency transactions	—	—	(261)	(668)
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	32,596,364	321,062,552	5,305,422	2,617,160
Net change in unrealized appreciation (depreciation) on affiliated investments	—	1,118,141	—	—
Net Realized and Unrealized Gains on Investments	31,668,126	538,717,334	8,025,578	2,465,377

Change in Net Assets from Operations	$32,665,543	$558,036,402	$8,279,927	$2,613,132

See accompanying Notes to Financial Statements.

62 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2019 (Unaudited)

	Short Duration Total Return Fund	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Investment Income
Dividends	$289,593	$12,816	$1,194,332	$62,913
Income distributions from affiliated investments	—	—	732,421	—
Interest	12,708,066	969,601	24,043,937	2,401,422
Securities lending income	35,433	3,457	97,866	6,097
Total Investment Income	13,033,092	985,874	26,068,556	2,470,432

Expenses
Investment advisory fees	1,076,500	84,833	1,912,028	186,371
Administration fees	382,548	25,771	721,694	45,692
Distribution fees — Class A	29,503	3,822	98,246	6,143
Distribution and service fees — Class C	—	—	131,640	—
Other fees	17,780	2,424	24,121	2,999
Total Expenses	1,506,331	116,850	2,887,729	241,205
Advisory fees waived by Adviser	—	—	(66,645)	—
Net Expenses	1,506,331	116,850	2,821,084	241,205

Net Investment Income	11,526,761	869,024	23,247,472	2,229,227

Realized and Unrealized Gains on Investments
Net realized gains on investment transactions	554,145	5,978	8,006,236	1,578,673
Net change in unrealized appreciation (depreciation) on unaffiliated investments	7,730,152	2,441,268	39,290,129	3,264,671
Net change in unrealized appreciation (depreciation) on affiliated investments	—	—	520,762	—
Net Realized and Unrealized Gains on Investments	8,284,297	2,447,246	47,817,127	4,843,344

Change in Net Assets from Operations	$19,811,058	$3,316,270	$71,064,599	$7,072,571

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 63

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018
From Operations
Net investment income	$3,393,609	$7,671,377	$8,826,496	$12,937,051
Net realized gains on investment transactions	24,235,910	121,921,045	64,751,864	101,430,784
Net realized gains (losses) on sales from affiliated investments	71,515	(41,074)	—	(52,594)
Net change in unrealized appreciation (depreciation) on investments	90,553,867	(326,779,711)	283,680,149	(414,263,031)
Change in Net Assets from Operations	118,254,901	(197,228,363)	357,258,509	(299,947,790)

Distributions to Shareholders
Class A	—	(21,544,214)	—	(7,233,763)
Class C	—	(3,026,893)	—	(1,242,375)
Class I	—	(65,045,099)	—	(44,066,789)
Class Y	—	(14,178,428)	—	(44,583,827)
Change in Net Assets from Distributions to Shareholders	—	(103,794,634)	—	(97,126,754)
Change in Net Assets from Capital Transactions	(296,878,832)	(168,572,434)	(17,975,978)	(111,405,115)

Total Change in Net Assets	(178,623,931)	(469,595,431)	339,282,531	(508,479,659)

Net Assets:
Beginning of period	1,020,467,530	1,490,062,961	2,004,323,706	2,512,803,365
End of period	$841,843,599	$1,020,467,530	$2,343,606,237	$2,004,323,706

See accompanying Notes to Financial Statements.

64 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018
Capital Transactions
Class A
Proceeds from shares sold	$14,670,195	$34,510,105	$8,111,293	$29,154,498
Reinvested distributions	—	18,530,587	—	7,147,518
Payments for shares redeemed	(80,932,419)	(131,914,433)	(21,946,985)	(70,032,277)
Change in Net Assets from Class A Share Transactions	(66,262,224)	(78,873,741)	(13,835,692)	(33,730,261)
Class C
Proceeds from shares sold	98,743	549,752	604,494	2,782,074
Reinvested distributions	—	2,876,706	—	1,109,830
Payments for shares redeemed	(5,282,874)	(16,993,873)	(3,955,387)	(10,027,604)
Change in Net Assets from Class C Share Transactions	(5,184,131)	(13,567,415)	(3,350,893)	(6,135,700)
Class I
Proceeds from shares sold	65,564,478	230,352,106	90,293,039	244,977,494
Reinvested distributions	—	60,550,870	—	37,120,193
Payments for shares redeemed	(255,715,301)	(347,680,284)	(101,131,853)	(323,849,577)
Change in Net Assets from Class I Share Transactions	(190,150,823)	(56,777,308)	(10,838,814)	(41,751,890)
Class Y
Proceeds from shares sold	12,764,492	26,337,863	83,717,479	124,365,405
Reinvested distributions	—	14,137,621	—	42,827,667
Payments for shares redeemed	(48,046,146)	(59,829,454)	(73,668,058)	(196,980,336)
Change in Net Assets from Class Y Share Transactions	(35,281,654)	(19,353,970)	10,049,421	(29,787,264)
Change in Net Assets from Capital Transactions	$(296,878,832)	$(168,572,434)	$(17,975,978)	$(111,405,115)
Share Transactions:
Class A
Issued	483,920	986,785	385,748	1,306,428
Reinvested	—	640,089	—	366,891
Redeemed	(2,663,225)	(3,861,581)	(1,043,064)	(3,165,194)
Change in Shares Outstanding	(2,179,305)	(2,234,707)	(657,316)	(1,491,875)
Class C
Issued	3,812	18,165	31,279	136,112
Reinvested	—	116,892	—	62,667
Redeemed	(204,930)	(581,601)	(205,285)	(506,947)
Change in Shares Outstanding	(201,118)	(446,544)	(174,006)	(308,168)
Class I
Issued	2,124,491	6,469,596	4,270,797	10,914,435
Reinvested	—	2,055,846	—	1,889,328
Redeemed	(8,261,602)	(10,175,333)	(4,768,965)	(15,040,034)
Change in Shares Outstanding	(6,137,111)	(1,649,891)	(498,168)	(2,236,271)
Class Y
Issued	408,270	746,997	3,938,433	5,553,632
Reinvested	—	479,487	—	2,178,268
Redeemed	(1,548,470)	(1,709,248)	(3,465,256)	(8,832,488)
Change in Shares Outstanding	(1,140,200)	(482,764)	473,177	(1,100,588)
Change in Total Shares Outstanding	(9,657,734)	(4,813,906)	(856,313)	(5,136,902)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 65

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018
From Operations
Net investment income	$585,732	$848,122	$34,835,747	$70,349,031
Net realized gains on investment transactions	3,378,864	3,311,555	111,973,994	279,290,704
Net change in unrealized appreciation (depreciation) on investments	16,589,672	(16,660,795)	904,731,487	(903,759,453)
Change in Net Assets from Operations	20,554,268	(12,501,118)	1,051,541,228	(554,119,718)

Distributions to Shareholders
Class A	—	(607,785)	—	(42,973,985)
Class C	—	—	—	(3,022,671)
Class I	—	(1,753,044)	—	(135,443,095)
Class Y	—	(908,418)	—	(44,567,794)
Change in Net Assets from Distributions to Shareholders	—	(3,269,247)	—	(226,007,545)
Change in Net Assets from Capital Transactions	61,463,272	(2,432,496)	(71,189,521)	19,855,058

Total Change in Net Assets	82,017,540	(18,202,861)	980,351,707	(760,272,205)

Net Assets:
Beginning of period	103,890,697	122,093,558	5,086,169,910	5,846,442,115
End of period	$185,908,237	$103,890,697	$6,066,521,617	$5,086,169,910

See accompanying Notes to Financial Statements.

66 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018
Capital Transactions
Class A
Proceeds from shares sold	$7,290,608	$5,814,215	$60,255,904	$134,088,327
Reinvested distributions	—	590,761	—	42,554,511
Payments for shares redeemed	(3,108,874)	(8,020,151)	(103,591,892)	(334,751,828)
Change in Net Assets from Class A Share Transactions	4,181,734	(1,615,175)	(43,335,988)	(158,108,990)
Class C
Proceeds from shares sold	—	—	5,952,608	18,239,425
Reinvested distributions	—	—	—	2,866,575
Payments for shares redeemed	—	—	(20,719,176)	(38,402,933)
Change in Net Assets from Class C Share Transactions	—	—	(14,766,568)	(17,296,933)
Class I
Proceeds from shares sold	81,371,854	22,427,800	678,002,802	1,219,552,284
Reinvested distributions	—	1,567,052	—	109,297,493
Payments for shares redeemed	(9,600,750)	(23,733,185)	(816,139,984)	(1,421,061,212)
Change in Net Assets from Class I Share Transactions	71,771,104	261,667	(138,137,182)	(92,211,435)
Class Y
Proceeds from shares sold	4,124,432	2,318,014	207,119,781	416,446,517
Reinvested distributions	—	411,311	—	43,239,876
Payments for shares redeemed	(18,613,998)	(3,808,313)	(82,069,564)	(172,213,977)
Change in Net Assets from Class Y Share Transactions	(14,489,566)	(1,078,988)	125,050,217	287,472,416
Change in Net Assets from Capital Transactions	$61,463,272	$(2,432,496)	$(71,189,521)	$19,855,058
Share Transactions:
Class A
Issued	539,903	427,804	2,312,095	5,132,397
Reinvested	—	47,860	—	1,784,300
Redeemed	(229,979)	(594,950)	(3,986,927)	(12,771,019)
Change in Shares Outstanding	309,924	(119,286)	(1,674,832)	(5,854,322)
Class C
Issued	—	—	241,862	733,395
Reinvested	—	—	—	126,253
Redeemed	—	—	(853,200)	(1,558,019)
Change in Shares Outstanding	—	—	(611,338)	(698,371)
Class I
Issued	5,964,298	1,636,063	26,052,658	46,184,790
Reinvested	—	126,931	—	4,560,424
Redeemed	(717,044)	(1,766,431)	(31,630,754)	(54,350,160)
Change in Shares Outstanding	5,247,254	(3,437)	(5,578,096)	(3,604,946)
Class Y
Issued	296,807	166,609	7,802,519	16,006,236
Reinvested	—	33,261	—	1,805,940
Redeemed	(1,346,587)	(276,018)	(3,124,709)	(6,486,843)
Change in Shares Outstanding	(1,049,780)	(76,148)	4,677,810	11,325,333
Change in Total Shares Outstanding	4,507,398	(198,871)	(3,186,456)	1,167,694

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 67

Diamond Hill Funds
Statements of Changes in Net Assets

	All Cap Select Fund		Long-Short Fund
	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018
From Operations
Net investment income	$997,417	$1,197,222	$19,319,068	$27,161,321
Net realized gains (losses) on investment transactions	(928,238)	24,031,957	207,850,833	407,824,863
Net realized gains (losses) on closed short positions	—	—	8,583,556	(182,385,479)
Net realized gains on sales from affiliated investments	—	(578)	102,252	—
Net change in unrealized appreciation (depreciation) on investments	32,596,364	(50,981,014)	322,180,693	(542,827,836)
Change in Net Assets from Operations	32,665,543	(25,752,413)	558,036,402	(290,227,131)

Distributions to Shareholders
Class A	—	(962,373)	—	(9,818,635)
Class C	—	(697,278)	—	(4,159,580)
Class I	—	(12,423,242)	—	(163,197,637)
Class Y	—	(6,615,307)	—	(11,726,819)
Change in Net Assets from Distributions to Shareholders	—	(20,698,200)	—	(188,902,671)
Change in Net Assets from Capital Transactions	(4,313,923)	59,738,574	(775,360,190)	(693,233,205)

Total Change in Net Assets	28,351,620	13,287,961	(217,323,788)	(1,172,363,007)

Net Assets:
Beginning of period	195,701,731	182,413,770	3,594,361,769	4,766,724,776
End of period	$224,053,351	$195,701,731	$3,377,037,981	$3,594,361,769

See accompanying Notes to Financial Statements.

68 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	All Cap Select Fund		Long-Short Fund
	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018
Capital Transactions
Class A
Proceeds from shares sold	$818,177	$1,029,827	$13,207,976	$31,976,347
Reinvested distributions	—	909,034	—	8,946,323
Payments for shares redeemed	(2,062,689)	(4,233,192)	(35,109,775)	(184,392,682)
Change in Net Assets from Class A Share Transactions	(1,244,512)	(2,294,331)	(21,901,799)	(143,470,012)
Class C
Proceeds from shares sold	298,765	1,406,068	544,655	1,540,547
Reinvested distributions	—	608,788	—	3,825,851
Payments for shares redeemed	(1,972,034)	(4,508,024)	(11,409,829)	(28,493,244)
Change in Net Assets from Class C Share Transactions	(1,673,269)	(2,493,168)	(10,865,174)	(23,126,846)
Class I
Proceeds from shares sold	18,137,330	33,057,946	322,319,592	1,057,311,953
Reinvested distributions	—	12,134,969	—	128,782,521
Payments for shares redeemed	(19,672,476)	(39,140,368)	(1,089,827,287)	(1,695,594,795)
Change in Net Assets from Class I Share Transactions	(1,535,146)	6,052,547	(767,507,695)	(509,500,321)
Class Y
Proceeds from shares sold	9,255,054	60,908,838	335,219,875	38,689,181
Reinvested distributions	—	6,472,106	—	6,857,954
Payments for shares redeemed	(9,116,050)	(8,907,418)	(310,305,397)	(62,683,161)
Change in Net Assets from Class Y Share Transactions	139,004	58,473,526	24,914,478	(17,136,026)
Change in Net Assets from Capital Transactions	$(4,313,923)	$59,738,574	$(775,360,190)	$(693,233,205)
Share Transactions:
Class A
Issued	56,845	65,422	527,154	1,247,212
Reinvested	—	68,534	—	382,607
Redeemed	(143,582)	(267,337)	(1,403,766)	(7,249,574)
Change in Shares Outstanding	(86,737)	(133,381)	(876,612)	(5,619,755)
Class C
Issued	22,504	111,050	25,050	68,120
Reinvested	—	49,175	—	184,913
Redeemed	(148,035)	(305,252)	(519,090)	(1,261,873)
Change in Shares Outstanding	(125,531)	(145,027)	(494,040)	(1,008,840)
Class I
Issued	1,249,376	2,069,967	12,632,027	40,784,867
Reinvested	—	907,673	—	5,375,291
Redeemed	(1,339,752)	(2,428,993)	(42,067,910)	(65,606,826)
Change in Shares Outstanding	(90,376)	548,647	(29,435,883)	(19,446,668)
Class Y
Issued	639,227	3,837,167	12,808,784	1,434,655
Reinvested	—	483,225	—	284,612
Redeemed	(629,399)	(542,690)	(11,770,470)	(2,417,997)
Change in Shares Outstanding	9,828	3,777,702	1,038,314	(698,730)
Change in Total Shares Outstanding	(292,816)	4,047,941	(29,768,221)	(26,773,993)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 69

Diamond Hill Funds
Statements of Changes in Net Assets

	Research Opportunities Fund		Global Fund
	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018(A)
From Operations
Net investment income	$254,349	$89,015	$147,755	$168,356
Net realized gains (losses) on investment transactions	2,975,495	3,949,983	(151,115)	435,303
Net realized losses on closed short positions	(255,078)	(2,344,000)	—	—
Net realized losses on foreign currency transactions	(261)	(592)	(668)	(3,746)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	5,305,422	(9,443,474)	2,617,160	(3,114,675)
Change in Net Assets from Operations	8,279,927	(7,749,068)	2,613,132	(2,514,762)

Distributions to Shareholders
Class A	—	(191,585)	—	(770)
Class C	—	(45,812)	—	—
Class I	—	(1,235,466)	—	(30,830)
Class Y	—	(743,430)	—	(524,109)
Change in Net Assets from Distributions to Shareholders	—	(2,216,293)	—	(555,709)
Change in Net Assets from Capital Transactions	16,083,798	(3,867,046)	914,683	17,789,777

Total Change in Net Assets	24,363,725	(13,832,407)	3,527,815	14,719,306

Net Assets:
Beginning of period	55,052,674	68,885,081	14,719,306	—
End of period	$79,416,399	$55,052,674	$18,247,121	$14,719,306

(A)	Inception date of the Fund is December 31, 2017. Fund commenced operations on January 2, 2018.

See accompanying Notes to Financial Statements.

70 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Research Opportunities Fund		Global Fund
	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018(A)
Capital Transactions
Class A
Proceeds from shares sold	$412,707	$1,861,558	$57,533	$72,594
Reinvested distributions	—	190,753	—	770
Payments for shares redeemed	(1,532,655)	(6,603,046)	(36,783)	(95)
Net assets received in conjunction with fund merger	5,169,992	—	—	—
Change in Net Assets from Class A Share Transactions	4,050,044	(4,550,735)	20,750	73,269
Class C
Proceeds from shares sold	47,670	270,414	—	—
Reinvested distributions	—	41,210	—	—
Payments for shares redeemed	(446,849)	(1,725,854)	—	—
Net assets received in conjunction with fund merger	1,370,862	—	—	—
Change in Net Assets from Class C Share Transactions	971,683	(1,414,230)	—	—
Class I
Proceeds from shares sold	1,823,236	11,908,042	189,028	7,305,173
Reinvested distributions	—	1,225,012	—	30,829
Payments for shares redeemed	(5,989,343)	(11,017,809)	(30,642)	(2,262,677)
Net assets received in conjunction with fund merger	16,194,233	—	—	—
Change in Net Assets from Class I Share Transactions	12,028,126	2,115,245	158,386	5,073,325
Class Y
Proceeds from shares sold	71,294	530,474	735,547	12,125,774
Reinvested distributions	—	179,381	—	524,109
Payments for shares redeemed	(1,037,349)	(727,181)	—	(6,700)
Change in Net Assets from Class Y Share Transactions	(966,055)	(17,326)	735,547	12,643,183
Change in Net Assets from Capital Transactions	$16,083,798	$(3,867,046)	$914,683	$17,789,777

(A)	Inception date of the Fund is December 31, 2017. Fund commenced operations on January 2, 2018.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 71

Diamond Hill Funds
Statements of Changes in Net Assets

	Research Opportunities Fund		Global Fund
	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018(A)
Share Transactions:
Class A
Issued	18,944	82,552	4,330	5,565
Reinvested	—	9,202	—	58
Redeemed	(70,022)	(285,089)	(2,787)	(8)
Received in conjunction with fund merger	239,409	—	—	—
Change in Shares Outstanding	188,331	(193,335)	1,543	5,615
Class C
Issued	2,080	13,799	—	—
Reinvested	—	2,111	—	—
Redeemed	(21,742)	(78,053)	—	—
Received in conjunction with fund merger	67,645	—	—	—
Change in Shares Outstanding	47,983	(62,143)	—	—
Class I
Issued	81,203	536,075	14,615	532,321
Reinvested	—	58,316	—	2,559
Redeemed	(270,780)	(475,012)	(2,363)	(155,060)
Received in conjunction with fund merger	738,570	—	—	—
Change in Shares Outstanding	548,993	119,379	12,252	379,820
Class Y
Issued	3,170	22,590	55,040	836,198
Reinvested	—	8,513	—	37,466
Redeemed	(45,779)	(31,142)	—	(515)
Change in Shares Outstanding	(42,609)	(39)	55,040	873,149
Change in Total Shares Outstanding	742,698	(136,138)	68,835	1,258,584

(A)	Inception date of the Fund is December 31, 2017. Fund commenced operations on January 2, 2018.

See accompanying Notes to Financial Statements.

72 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Total Return Fund		Core Bond Fund
	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018
From Operations
Net investment income	$11,526,761	$15,766,264	$869,024	$1,514,530
Net realized gains (losses) on investment transactions	554,145	330,598	5,978	(100,559)
Net change in unrealized appreciation (depreciation) on investments	7,730,152	(1,797,173)	2,441,268	(423,877)
Change in Net Assets from Operations	19,811,058	14,299,689	3,316,270	990,094

Distributions to Shareholders
Class A	(408,329)	(567,400)	(42,950)	(95,722)
Class I	(6,655,416)	(5,931,136)	(235,395)	(358,186)
Class Y	(4,575,425)	(10,149,114)	(608,651)	(1,121,154)
Change in Net Assets from Distributions to Shareholders	(11,639,170)	(16,647,650)	(886,996)	(1,575,062)
Change in Net Assets from Capital Transactions	73,078,232	268,677,695	8,617,625	12,024,196

Total Change in Net Assets	81,250,120	266,329,734	11,046,899	11,439,228

Net Assets:
Beginning of period	579,267,039	312,937,305	55,262,697	43,823,469
End of period	$660,517,159	$579,267,039	$66,309,596	$55,262,697

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 73

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Total Return Fund		Core Bond Fund
	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018
Capital Transactions
Class A
Proceeds from shares sold	$16,329,684	$12,484,958	$655,793	$1,862,848
Reinvested distributions	405,764	562,445	42,683	94,793
Payments for shares redeemed	(4,205,532)	(14,664,571)	(488,172)	(2,415,665)
Change in Net Assets from Class A Share Transactions	12,529,916	(1,617,168)	210,304	(458,024)
Class I
Proceeds from shares sold	139,613,996	274,496,139	8,956,392	6,378,246
Reinvested distributions	4,186,057	3,745,433	222,953	350,714
Payments for shares redeemed	(59,130,369)	(30,194,180)	(1,231,218)	(1,659,266)
Change in Net Assets from Class I Share Transactions	84,669,684	248,047,392	7,948,127	5,069,694
Class Y
Proceeds from shares sold	37,510,451	79,398,806	47,476	6,336,590
Reinvested distributions	4,415,544	9,701,665	608,651	1,121,155
Payments for shares redeemed	(66,047,363)	(66,853,000)	(196,933)	(45,219)
Change in Net Assets from Class Y Share Transactions	(24,121,368)	22,247,471	459,194	7,412,526
Change in Net Assets from Capital Transactions	$73,078,232	$268,677,695	$8,617,625	$12,024,196
Share Transactions:
Class A
Issued	1,617,452	1,239,196	66,645	193,450
Reinvested	40,154	55,888	4,313	9,840
Redeemed	(417,548)	(1,454,782)	(49,780)	(250,177)
Change in Shares Outstanding	1,240,058	(159,698)	21,178	(46,887)
Class I
Issued	13,810,167	27,246,541	890,438	661,895
Reinvested	414,360	372,234	22,533	36,434
Redeemed	(5,850,522)	(2,995,033)	(125,106)	(172,381)
Change in Shares Outstanding	8,374,005	24,623,742	787,865	525,948
Class Y
Issued	3,712,411	7,865,844	4,822	651,059
Reinvested	436,900	963,285	61,515	116,371
Redeemed	(6,523,023)	(6,632,856)	(19,981)	(4,688)
Change in Shares Outstanding	(2,373,712)	2,196,273	46,356	762,742
Change in Total Shares Outstanding	7,240,351	26,660,317	855,399	1,241,803

See accompanying Notes to Financial Statements.

74 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Corporate Credit Fund		High Yield Fund
	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018
From Operations
Net investment income	$23,247,472	$39,197,350	$2,229,227	$2,905,803
Net realized gains (losses) on investment transactions	8,006,236	(2,959,670)	1,578,673	77,981
Net change in unrealized appreciation (depreciation) on investments	39,810,891	(33,990,609)	3,264,671	(2,547,436)
Change in Net Assets from Operations	71,064,599	2,247,071	7,072,571	436,348

Distributions to Shareholders
Class A	(2,070,883)	(3,604,270)	(150,218)	(78,163)
Class C	(592,798)	(1,125,316)	—	—
Class I	(19,738,590)	(32,678,437)	(1,166,438)	(1,250,208)
Class Y	(1,035,117)	(1,482,737)	(909,644)	(1,821,292)
Change in Net Assets from Distributions to Shareholders	(23,437,388)	(38,890,760)	(2,226,300)	(3,149,663)
Change in Net Assets from Capital Transactions	157,113,206	127,710,401	35,057,488	26,056,635

Total Change in Net Assets	204,740,417	91,066,712	39,903,759	23,343,320

Net Assets:
Beginning of period	743,438,329	652,371,617	54,446,989	31,103,669
End of period	$948,178,746	$743,438,329	$94,350,748	$54,446,989

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 75

Diamond Hill Funds
Statements of Changes in Net Assets

	Corporate Credit Fund		High Yield Fund
	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018	For the six months ended June 30, 2019 (Unaudited)	For the year ended December 31, 2018
Capital Transactions
Class A
Proceeds from shares sold	$45,504,420	$42,006,960	$8,878,235	$1,814,664
Reinvested distributions	1,951,726	3,342,802	139,884	67,891
Payments for shares redeemed	(23,688,349)	(36,709,141)	(1,274,266)	(425,936)
Change in Net Assets from Class A Share Transactions	23,767,797	8,640,621	7,743,853	1,456,619
Class C
Proceeds from shares sold	3,531,825	4,464,849	—	—
Reinvested distributions	493,791	916,480	—	—
Payments for shares redeemed	(2,571,195)	(5,839,348)	—	—
Change in Net Assets from Class C Share Transactions	1,454,421	(458,019)	—	—
Class I
Proceeds from shares sold	187,954,241	260,176,282	32,374,968	14,823,061
Reinvested distributions	15,916,394	26,754,111	1,094,756	1,209,963
Payments for shares redeemed	(84,023,012)	(169,633,889)	(4,458,880)	(5,611,216)
Change in Net Assets from Class I Share Transactions	119,847,623	117,296,504	29,010,844	10,421,808
Class Y
Proceeds from shares sold	16,419,341	4,499,011	1,393,183	13,775,217
Reinvested distributions	977,629	1,419,254	909,644	1,821,292
Payments for shares redeemed	(5,353,605)	(3,686,970)	(4,000,036)	(1,418,301)
Change in Net Assets from Class Y Share Transactions	12,043,365	2,231,295	(1,697,209)	14,178,208
Change in Net Assets from Capital Transactions	$157,113,206	$127,710,401	$35,057,488	$26,056,635
Share Transactions:
Class A
Issued	4,035,226	3,755,414	826,229	170,006
Reinvested	173,587	300,509	12,942	6,414
Redeemed	(2,119,783)	(3,291,168)	(120,175)	(40,014)
Change in Shares Outstanding	2,089,030	764,755	718,996	136,406
Class C
Issued	316,547	403,002	—	—
Reinvested	44,126	82,646	—	—
Redeemed	(230,533)	(523,564)	—	—
Change in Shares Outstanding	130,140	(37,916)	—	—
Class I
Issued	16,850,603	23,388,422	3,018,400	1,393,776
Reinvested	1,421,526	2,413,397	101,706	114,195
Redeemed	(7,543,265)	(15,323,191)	(415,673)	(525,318)
Change in Shares Outstanding	10,728,864	10,478,628	2,704,433	982,653
Class Y
Issued	1,482,077	402,682	129,378	1,282,293
Reinvested	87,409	128,064	84,731	171,783
Redeemed	(479,845)	(332,089)	(365,135)	(132,516)
Change in Shares Outstanding	1,089,641	198,657	(151,026)	1,321,560
Change in Total Shares Outstanding	14,037,675	11,404,124	3,272,403	2,440,619

See accompanying Notes to Financial Statements.

76 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 77

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2019 (Unaudited)	$27.54	0.07	3.18	3.25	—
For the year ended December 31, 2018	$35.62	0.12	(5.37)	(5.25)	—
For the year ended December 31, 2017	$34.39	0.06	3.55	3.61	(0.13)
For the year ended December 31, 2016	$30.89	0.00	(G)	4.36	4.36	—
For the year ended December 31, 2015	$32.61	(0.05)	(1.17)	(1.22)	(0.09)
For the year ended December 31, 2014	$32.72	(0.11)	1.57	1.46	—

Class C
For the six months ended June 30, 2019 (Unaudited)	$23.40	(0.03)	2.69	2.66	—
For the year ended December 31, 2018	$30.98	(0.17)	(4.58)	(4.75)	—
For the year ended December 31, 2017	$30.30	(0.19)	3.12	2.93	—
For the year ended December 31, 2016	$27.51	(0.23)	3.88	3.65	—
For the year ended December 31, 2015	$29.23	(0.25)	(1.06)	(1.31)	—
For the year ended December 31, 2014	$29.70	(0.33)	1.43	1.10	—

Class I
For the six months ended June 30, 2019 (Unaudited)	$27.98	0.12	3.23	3.35	—
For the year ended December 31, 2018	$36.15	0.23	(5.48)	(5.25)	(0.09)
For the year ended December 31, 2017	$34.87	0.17	3.61	3.78	(0.25)
For the year ended December 31, 2016	$31.28	0.10	4.42	4.52	(0.07)
For the year ended December 31, 2015	$33.04	0.05	(1.20)	(1.15)	(0.20)
For the year ended December 31, 2014	$33.10	(0.02)	1.59	1.57	(0.06)

Class Y
For the six months ended June 30, 2019 (Unaudited)	$28.01	0.14	3.23	3.37	—
For the year ended December 31, 2018	$36.17	0.27	(5.48)	(5.21)	(0.12)
For the year ended December 31, 2017	$34.89	0.20	3.62	3.82	(0.29)
For the year ended December 31, 2016	$31.29	0.13	4.43	4.56	(0.10)
For the year ended December 31, 2015	$33.05	0.12	(1.23)	(1.11)	(0.24)
For the year ended December 31, 2014	$33.09	0.03	1.60	1.63	(0.10)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

78 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$30.79	11.80	%(E)	$173,102	1.26	%(F)	1.27	%(F)	0.49	%(F)	25	%(E)
(2.83)	(2.83)	$27.54	(15.12)%		$214,831	1.25%		1.26%		0.31%		23%
(2.25)	(2.38)	$35.62	10.62%		$357,512	1.27%		1.28%		0.11%		7%
(0.86)	(0.86)	$34.39	14.10%		$439,681	1.29%		1.29%		0.00	%(H)	15%
(0.41)	(0.50)	$30.89	(3.73)%		$492,810	1.29%		1.29%		(0.15)%		17%
(1.57)	(1.57)	$32.61	4.60%		$571,941	1.30%		1.30%		(0.34)%		16%

—	—	$26.06	11.37	%(E)	$22,552	2.01	%(F)	2.02	%(F)	(0.26	)%(F)	25	%(E)
(2.83)	(2.83)	$23.40	(15.77)%		$24,951	2.00%		2.01%		(0.45)%		23%
(2.25)	(2.25)	$30.98	9.80%		$46,868	2.02%		2.03%		(0.67)%		7%
(0.86)	(0.86)	$30.30	13.25%		$54,664	2.04%		2.04%		(0.75)%		15%
(0.41)	(0.41)	$27.51	(4.47)%		$57,875	2.04%		2.04%		(0.87)%		17%
(1.57)	(1.57)	$29.23	3.86%		$51,794	2.05%		2.05%		(1.07)%		16%

—	—	$31.33	11.97	%(E)	$516,860	0.97	%(F)	0.98	%(F)	0.77	%(F)	25	%(E)
(2.83)	(2.92)	$27.98	(14.88)%		$633,323	0.96%		0.97%		0.64%		23%
(2.25)	(2.50)	$36.15	10.95%		$877,913	0.97%		0.98%		0.41%		7%
(0.86)	(0.93)	$34.87	14.45%		$1,073,671	0.99%		0.99%		0.32%		15%
(0.41)	(0.61)	$31.28	(3.47)%		$882,350	1.02%		1.02%		0.16%		17%
(1.57)	(1.63)	$33.04	4.86%		$659,199	1.05%		1.05%		(0.06)%		16%

—	—	$31.38	12.03	%(E)	$129,328	0.85	%(F)	0.86	%(F)	0.90	%(F)	25	%(E)
(2.83)	(2.95)	$28.01	(14.79)%		$147,363	0.84%		0.85%		0.74%		23%
(2.25)	(2.54)	$36.17	11.06%		$207,770	0.87%		0.88%		0.53%		7%
(0.86)	(0.96)	$34.89	14.57%		$221,827	0.89%		0.89%		0.40%		15%
(0.41)	(0.65)	$31.29	(3.36)%		$221,624	0.90%		0.90%		0.37%		17%
(1.57)	(1.67)	$33.05	5.06%		$157,665	0.90%		0.90%		0.10%		16%

(E)	Not annualized.

(F)	Annualized.

(G)	Amount is less than $0.005.

(H)	Amount is less than 0.005%.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 79

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2019 (Unaudited)	$18.59	0.05	3.23	3.28	—
For the year ended December 31, 2018	$22.24	0.05	(2.86)	(2.81)	(0.04)
For the year ended December 31, 2017	$21.18	0.03	1.73	1.76	(0.03)
For the year ended December 31, 2016	$18.29	0.01	3.25	3.26	(0.01)
For the year ended December 31, 2015	$18.33	0.01	0.17	0.18	(0.03)
For the year ended December 31, 2014	$17.73	0.03	1.23	1.26	(0.02)

Class C
For the six months ended June 30, 2019 (Unaudited)	$16.88	(0.03)	2.94	2.91	—
For the year ended December 31, 2018	$20.39	(0.10)	(2.61)	(2.71)	—
For the year ended December 31, 2017	$19.60	(0.13)	1.59	1.46	—
For the year ended December 31, 2016	$17.06	(0.12)	3.02	2.90	—
For the year ended December 31, 2015	$17.21	(0.12)	0.16	0.04	—
For the year ended December 31, 2014	$16.80	(0.10)	1.15	1.05	—

Class I
For the six months ended June 30, 2019 (Unaudited)	$18.76	0.08	3.27	3.35	—
For the year ended December 31, 2018	$22.45	0.12	(2.91)	(2.79)	(0.10)
For the year ended December 31, 2017	$21.39	0.10	1.74	1.84	(0.11)
For the year ended December 31, 2016	$18.46	0.07	3.29	3.36	(0.07)
For the year ended December 31, 2015	$18.47	0.07	0.17	0.24	(0.06)
For the year ended December 31, 2014	$17.87	0.08	1.22	1.30	(0.06)

Class Y
For the six months ended June 30, 2019 (Unaudited)	$18.80	0.09	3.27	3.36	—
For the year ended December 31, 2018	$22.49	0.15	(2.91)	(2.76)	(0.13)
For the year ended December 31, 2017	$21.42	0.12	1.75	1.87	(0.13)
For the year ended December 31, 2016	$18.48	0.09	3.29	3.38	(0.08)
For the year ended December 31, 2015	$18.49	0.09	0.17	0.26	(0.08)
For the year ended December 31, 2014	$17.87	0.11	1.23	1.34	(0.08)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

80 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$21.87	17.64	%(E)	$178,634	1.21	%(F)	1.21	%(F)	0.46	%(F)	23	%(E)
(0.80)	(0.84)	$18.59	(12.80)%		$164,037	1.20%		1.21%		0.21%		26%
(0.67)	(0.70)	$22.24	8.35%		$229,411	1.22%		1.23%		0.90%		15%
(0.36)	(0.37)	$21.18	17.81%		$288,634	1.24%		1.24%		0.12%		17%
(0.19)	(0.22)	$18.29	0.98%		$156,122	1.24%		1.24%		0.06%		21%
(0.64)	(0.66)	$18.33	7.17%		$100,820	1.25%		1.25%		0.18%		27%

—	—	$19.79	17.24	%(E)	$26,825	1.96	%(F)	1.96	%(F)	(0.29	)%(F)	23	%(E)
(0.80)	(0.80)	$16.88	(13.46)%		$25,821	1.95%		1.96%		(0.55)%		26%
(0.67)	(0.67)	$20.39	7.49%		$37,472	1.97%		1.98%		(0.66)%		15%
(0.36)	(0.36)	$19.60	16.98%		$42,875	1.99%		1.99%		(0.65)%		17%
(0.19)	(0.19)	$17.06	0.24%		$32,963	1.99%		1.99%		(0.69)%		21%
(0.64)	(0.64)	$17.21	6.33%		$25,276	2.00%		2.00%		(0.59)%		27%

—	—	$22.11	17.86	%(E)	$1,037,070	0.92	%(F)	0.92	%(F)	0.76	%(F)	23	%(E)
(0.80)	(0.90)	$18.76	(12.56)%		$889,471	0.91%		0.92%		0.52%		26%
(0.67)	(0.78)	$22.45	8.63%		$1,114,337	0.92%		0.93%		0.41%		15%
(0.36)	(0.43)	$21.39	18.18%		$1,015,403	0.94%		0.94%		0.41%		17%
(0.19)	(0.25)	$18.46	1.32%		$506,730	0.97%		0.97%		0.35%		21%
(0.64)	(0.70)	$18.47	7.36%		$264,824	1.00%		1.00%		0.42%		27%

—	—	$22.16	17.87	%(E)	$1,101,077	0.80	%(F)	0.80	%(F)	0.88	%(F)	23	%(E)
(0.80)	(0.93)	$18.80	(12.42)%		$924,995	0.79%		0.80%		0.63%		26%
(0.67)	(0.80)	$22.49	8.77%		$1,131,583	0.82%		0.83%		0.51%		15%
(0.36)	(0.44)	$21.42	18.29%		$961,721	0.84%		0.84%		0.49%		17%
(0.19)	(0.27)	$18.48	1.41%		$602,951	0.85%		0.85%		0.48%		21%
(0.64)	(0.72)	$18.49	7.60%		$300,815	0.85%		0.85%		0.62%		27%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 81

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2019 (Unaudited)	$11.89	0.04	2.07	2.11	—
For the year ended December 31, 2018	$13.66	0.06	(1.49)	(1.43)	(0.06)
For the year ended December 31, 2017	$12.59	0.04	1.23	1.27	(0.03)
For the year ended December 31, 2016	$10.71	0.03	1.93	1.96	(0.02)
For the year ended December 31, 2015	$10.70	0.04	0.01	0.05	(0.04)
For the year ended December 31, 2014	$10.00	0.06	0.70	0.76	(0.06)

Class I
For the six months ended June 30, 2019 (Unaudited)	$11.92	0.06	2.09	2.15	—
For the year ended December 31, 2018	$13.70	0.10	(1.50)	(1.40)	(0.10)
For the year ended December 31, 2017	$12.62	0.08	1.24	1.32	(0.07)
For the year ended December 31, 2016	$10.74	0.07	1.92	1.99	(0.05)
For the year ended December 31, 2015	$10.72	0.07	0.01	0.08	(0.06)
For the year ended December 31, 2014	$10.00	0.09	0.70	0.79	(0.07)

Class Y
For the six months ended June 30, 2019 (Unaudited)	$11.95	0.06	2.10	2.16	—
For the year ended December 31, 2018	$13.73	0.12	(1.50)	(1.38)	(0.12)
For the year ended December 31, 2017	$12.65	0.09	1.24	1.33	(0.08)
For the year ended December 31, 2016	$10.75	0.08	1.94	2.02	(0.06)
For the year ended December 31, 2015	$10.73	0.08	0.01	0.09	(0.07)
For the year ended December 31, 2014	$10.00	0.09	0.71	0.80	(0.07)

(A)	Inception date of the Fund is December 31, 2013. Fund commenced operations on January 2, 2014.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

(D)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

82 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(D)		Ratio of net investment income to average net assets		Portfolio turnover rate(E)

—	—	$14.00	17.75	%(F)	$29,183	1.06	%(G)	1.06	%(G)	0.57	%(G)	22	%(F)
(0.28)	(0.34)	$11.89	(10.56)%		$21,085	1.05%		1.06%		0.43%		20%
(0.17)	(0.20)	$13.66	10.13%		$25,853	1.07%		1.08%		0.28%		11%
(0.06)	(0.08)	$12.59	18.29%		$7,403	1.14%		1.14%		0.31%		17%
—	(0.04)	$10.71	0.44%		$3,082	1.14%		1.14%		0.35%		29%
—	(0.06)	$10.70	7.57%		$2,120	1.15%		1.15%		0.59%		28%

—	—	$14.07	18.04	%(F)	$138,763	0.77	%(G)	0.77	%(G)	0.91	%(G)	22	%(F)
(0.28)	(0.38)	$11.92	(10.31)%		$55,045	0.76%		0.77%		0.72%		20%
(0.17)	(0.24)	$13.70	10.47%		$63,298	0.77%		0.79%		0.57%		11%
(0.06)	(0.11)	$12.62	18.56%		$28,031	0.85%		0.85%		0.67%		17%
—	(0.06)	$10.74	0.74%		$3,337	0.87%		0.87%		0.61%		29%
—	(0.07)	$10.72	7.91%		$2,743	0.90%		0.90%		0.87%		28%

—	—	$14.11	18.08	%(F)	$17,962	0.65	%(G)	0.65	%(G)	0.91	%(G)	22	%(F)
(0.28)	(0.40)	$11.95	(10.17)%		$27,761	0.64%		0.65%		0.83%		20%
(0.17)	(0.25)	$13.73	10.51%		$32,943	0.67%		0.68%		0.65%		11%
(0.06)	(0.12)	$12.65	18.76%		$23,383	0.75%		0.75%		0.71%		17%
—	(0.07)	$10.75	0.84%		$12,077	0.75%		0.75%		0.72%		29%
—	(0.07)	$10.73	8.02%		$11,419	0.75%		0.75%		0.87%		28%

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)	Not annualized.

(G)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 83

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2019 (Unaudited)	$22.89	0.13	4.64	4.77	—
For the year ended December 31, 2018	$26.45	0.25	(2.83)	(2.58)	(0.26)
For the year ended December 31, 2017	$23.06	0.24	4.35	4.59	(0.20)
For the year ended December 31, 2016	$21.44	0.25	2.82	3.07	(0.24)
For the year ended December 31, 2015	$22.71	0.19	(0.43)	(0.24)	(0.18)
For the year ended December 31, 2014	$21.49	0.21	2.01	2.22	(0.19)

Class C
For the six months ended June 30, 2019 (Unaudited)	$21.67	0.03	4.39	4.42	—
For the year ended December 31, 2018	$25.07	0.05	(2.67)	(2.62)	(0.06)
For the year ended December 31, 2017	$21.94	0.05	4.12	4.17	(0.04)
For the year ended December 31, 2016	$20.49	0.08	2.68	2.76	(0.10)
For the year ended December 31, 2015	$21.77	0.02	(0.41)	(0.39)	(0.04)
For the year ended December 31, 2014	$20.68	0.04	1.93	1.97	(0.07)

Class I
For the six months ended June 30, 2019 (Unaudited)	$23.03	0.17	4.67	4.84	—
For the year ended December 31, 2018	$26.62	0.33	(2.86)	(2.53)	(0.34)
For the year ended December 31, 2017	$23.20	0.32	4.38	4.70	(0.28)
For the year ended December 31, 2016	$21.55	0.31	2.86	3.17	(0.31)
For the year ended December 31, 2015	$22.83	0.25	(0.44)	(0.19)	(0.24)
For the year ended December 31, 2014	$21.58	0.27	2.03	2.30	(0.24)

Class Y
For the six months ended June 30, 2019 (Unaudited)	$23.04	0.18	4.68	4.86	—
For the year ended December 31, 2018	$26.64	0.36	(2.87)	(2.51)	(0.37)
For the year ended December 31, 2017	$23.21	0.35	4.38	4.73	(0.30)
For the year ended December 31, 2016	$21.56	0.34	2.85	3.19	(0.33)
For the year ended December 31, 2015	$22.84	0.28	(0.44)	(0.16)	(0.27)
For the year ended December 31, 2014	$21.59	0.31	2.02	2.33	(0.27)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

84 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	$27.66	20.84	%(D)	$1,199,918	0.96	%(E)	1.00	%(E)	26	%(D)
(0.72)	(0.98)	$22.89	(9.88)%		$1,031,252	0.96%		0.95%		29%
(1.00)	(1.20)	$26.45	19.95%		$1,346,869	0.98%		0.96%		18%
(1.21)	(1.45)	$23.06	14.26%		$1,158,652	0.99%		1.12%		23%
(0.85)	(1.03)	$21.44	(1.10)%		$1,122,165	1.04%		0.85%		20%
(0.81)	(1.00)	$22.71	10.42%		$1,182,155	1.05%		0.94%		24%

—	—	$26.09	20.40	%(D)	$85,767	1.71	%(E)	0.25	%(E)	26	%(D)
(0.72)	(0.78)	$21.67	(10.57)%		$84,485	1.71%		0.20%		29%
(1.00)	(1.04)	$25.07	19.04%		$115,257	1.73%		0.21%		18%
(1.21)	(1.31)	$21.94	13.40%		$95,923	1.74%		0.37%		23%
(0.85)	(0.89)	$20.49	(1.83)%		$84,550	1.79%		0.10%		20%
(0.81)	(0.88)	$21.77	9.60%		$83,781	1.80%		0.19%		24%

—	—	$27.87	21.02	%(D)	$3,449,019	0.67	%(E)	1.29	%(E)	26	%(D)
(0.72)	(1.06)	$23.03	(9.63)%		$2,978,377	0.67%		1.23%		29%
(1.00)	(1.28)	$26.62	20.30%		$3,538,859	0.68%		1.25%		18%
(1.21)	(1.52)	$23.20	14.63%		$2,156,390	0.70%		1.41%		23%
(0.85)	(1.09)	$21.55	(0.85)%		$1,803,130	0.77%		1.11%		20%
(0.81)	(1.05)	$22.83	10.74%		$1,606,797	0.80%		1.20%		24%

—	—	$27.90	21.09	%(D)	$1,331,817	0.55	%(E)	1.41	%(E)	26	%(D)
(0.72)	(1.09)	$23.04	(9.53)%		$992,056	0.55%		1.35%		29%
(1.00)	(1.30)	$26.64	20.42%		$845,457	0.58%		1.36%		18%
(1.21)	(1.54)	$23.21	14.74%		$666,756	0.60%		1.49%		23%
(0.85)	(1.12)	$21.56	(0.74)%		$430,568	0.65%		1.23%		20%
(0.81)	(1.08)	$22.84	10.89%		$373,711	0.65%		1.36%		24%

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 85

All Cap Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

All Cap Select Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2019 (Unaudited)	$12.64	0.04	2.05	2.09	—
For the year ended December 31, 2018	$16.01	0.05	(1.96)	(1.91)	(0.06)
For the year ended December 31, 2017	$13.35	0.03	2.63	2.66	—
For the year ended December 31, 2016	$12.36	(0.01)	1.17	1.16	—
For the year ended December 31, 2015	$12.96	0.00	(G)	(0.19)	(0.19)	—
For the year ended December 31, 2014	$13.00	0.05	1.38	1.43	(0.05)

Class C
For the six months ended June 30, 2019 (Unaudited)	$11.82	(0.01)	1.91	1.90	—
For the year ended December 31, 2018	$15.11	(0.07)	(1.82)	(1.89)	—
For the year ended December 31, 2017	$12.69	(0.07)	2.49	2.42	—
For the year ended December 31, 2016	$11.85	(0.09)	1.10	1.01	—
For the year ended December 31, 2015	$12.54	(0.10)	(0.18)	(0.28)	—
For the year ended December 31, 2014	$12.67	(0.05)	1.34	1.29	—

Class I
For the six months ended June 30, 2019 (Unaudited)	$12.72	0.07	2.05	2.12	—
For the year ended December 31, 2018	$16.11	0.10	(1.97)	(1.87)	(0.12)
For the year ended December 31, 2017	$13.40	0.07	2.65	2.72	(0.01)
For the year ended December 31, 2016	$12.39	0.03	1.16	1.19	(0.01)
For the year ended December 31, 2015	$12.95	0.03	(0.18)	(0.15)	—
For the year ended December 31, 2014	$12.97	0.09	1.38	1.47	(0.07)

Class Y
For the six months ended June 30, 2019 (Unaudited)	$12.74	0.08	2.05	2.13	—
For the year ended December 31, 2018	$16.14	0.12	(1.99)	(1.87)	(0.13)
For the year ended December 31, 2017	$13.42	0.09	2.65	2.74	(0.02)
For the year ended December 31, 2016	$12.41	0.04	1.17	1.21	(0.03)
For the year ended December 31, 2015	$12.96	0.05	(0.19)	(0.14)	—
For the year ended December 31, 2014	$12.99	0.10	1.39	1.49	(0.10)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

86 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$14.73	16.53	%(E)	$9,161	1.17	%(F)	1.17	%(F)	0.63	%(F)	76	%(E)
(1.40)	(1.46)	$12.64	(12.31)%		$8,963	1.16%		1.16%		0.29%		84%
—	—	$16.01	19.93%		$13,480	1.17%		1.18%		0.21%		52%
(0.17)	(0.17)	$13.35	9.37%		$14,963	1.19%		1.19%		(0.09)%		70%
(0.41)	(0.41)	$12.36	(1.44)%		$43,638	1.19%		1.19%		(0.01)%		89%
(1.42)	(1.47)	$12.96	11.30%		$12,963	1.20%		1.20%		0.36%		53%

—	—	$13.72	16.07	%(E)	$6,342	1.92	%(F)	1.92	%(F)	(0.14	)%(F)	76	%(D)
(1.40)	(1.40)	$11.82	(12.93)%		$6,950	1.91%		1.91%		(0.46)%		84%
—	—	$15.11	19.07%		$11,072	1.92%		1.93%		(0.54)%		52%
(0.17)	(0.17)	$12.69	8.51%		$12,269	1.94%		1.94%		(0.81)%		70%
(0.41)	(0.41)	$11.85	(2.21)%		$15,022	1.94%		1.94%		(0.78)%		89%
(1.42)	(1.42)	$12.54	10.46%		$8,265	1.95%		1.95%		(0.39)%		53%

—	—	$14.84	16.67	%(E)	$132,290	0.88	%(F)	0.88	%(F)	0.93	%(F)	76	%(D)
(1.40)	(1.52)	$12.72	(12.02)%		$114,571	0.87%		0.87%		0.60%		84%
—	(0.01)	$16.11	20.33%		$136,233	0.87%		0.88%		0.52%		52%
(0.17)	(0.18)	$13.40	9.62%		$93,192	0.90%		0.90%		0.24%		70%
(0.41)	(0.41)	$12.39	(1.14)%		$81,408	0.92%		0.92%		0.25%		89%
(1.42)	(1.49)	$12.95	11.57%		$31,999	0.95%		0.95%		0.64%		53%

—	—	$14.87	16.72	%(E)	$76,259	0.76	%(F)	0.76	%(F)	1.05	%(F)	76	%(D)
(1.40)	(1.53)	$12.74	(11.95)%		$65,218	0.75%		0.75%		0.73%		84%
—	(0.02)	$16.14	20.45%		$21,628	0.77%		0.78%		0.61%		52%
(0.17)	(0.20)	$13.42	9.72%		$18,456	0.80%		0.80%		0.36%		70%
(0.41)	(0.41)	$12.41	(1.06)%		$10,703	0.80%		0.80%		0.35%		89%
(1.42)	(1.52)	$12.96	11.74%		$8,746	0.80%		0.80%		0.76%		53%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 87

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of period	Net investment income (loss)(A)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2019 (Unaudited)	$22.78	0.09		3.61	3.70	—
For the year ended December 31, 2018	$25.76	0.10		(1.96)	(1.86)	(0.07)
For the year ended December 31, 2017	$24.91	(0.05)		1.45	1.40	—
For the year ended December 31, 2016	$23.36	(0.09)		2.49	2.40	—
For the year ended December 31, 2015	$23.87	(0.11)		(0.29)	(0.40)	—
For the year ended December 31, 2014	$22.26	(0.08)		1.69	1.61	—

Class C
For the six months ended June 30, 2019 (Unaudited)	$20.18	(0.00	)(I)	3.18	3.18	—
For the year ended December 31, 2018	$23.04	(0.08)		(1.73)	(1.81)	—
For the year ended December 31, 2017	$22.51	(0.22)		1.30	1.08	—
For the year ended December 31, 2016	$21.34	(0.24)		2.26	2.02	—
For the year ended December 31, 2015	$21.98	(0.27)		(0.26)	(0.53)	—
For the year ended December 31, 2014	$20.65	(0.23)		1.56	1.33	—

Class I
For the six months ended June 30, 2019 (Unaudited)	$23.32	0.14		3.69	3.83	—
For the year ended December 31, 2018	$26.39	0.18		(2.01)	(1.83)	(0.19)
For the year ended December 31, 2017	$25.43	0.02		1.50	1.52	(0.01)
For the year ended December 31, 2016	$23.77	(0.02)		2.53	2.51	—
For the year ended December 31, 2015	$24.22	(0.05)		(0.29)	(0.34)	—
For the year ended December 31, 2014	$22.52	(0.02)		1.72	1.70	—

Class Y
For the six months ended June 30, 2019 (Unaudited)	$23.42	0.14		3.71	3.85	—
For the year ended December 31, 2018	$26.49	0.21		(2.01)	(1.80)	(0.22)
For the year ended December 31, 2017	$25.53	0.05		1.49	1.54	(0.03)
For the year ended December 31, 2016	$23.83	0.01		2.54	2.55	—
For the year ended December 31, 2015	$24.25	(0.02)		(0.29)	(0.31)	—
For the year ended December 31, 2014	$22.52	0.01		1.72	1.73	—

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)

This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.37% for Class A, 2.12% for Class C, 1.08% for Class I and 0.96% for Class Y.

(D)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

88 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets(C)		Ratio of total gross expenses to average net assets(D)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(E)

—	—	$26.48	16.24	%(F)	$196,359	1.78	%(G)	1.79	%(G)	0.76	%(G)	74	%(F)
(1.05)	(1.12)	$22.78	(7.30)%		$188,932	1.72%		1.73%		0.38%		64	%(H)
(0.55)	(0.55)	$25.76	5.65%		$358,395	1.95%		1.96%		(0.22)%		43	%(H)
(0.85)	(0.85)	$24.91	10.26%		$460,104	2.06%		2.06%		(0.20)%		45%
(0.11)	(0.11)	$23.36	(1.67)%		$569,218	1.89%		1.89%		(0.47)%		81%
—	—	$23.87	7.23%		$703,572	1.83%		1.83%		(0.33)%		60%

—	—	$23.36	15.76	%(F)	$81,492	2.53	%(G)	2.54	%(G)	(0.00	)%(G)(J)	74	%(F)
(1.05)	(1.05)	$20.18	(7.96)%		$80,351	2.47%		2.48%		(0.37)%		64	%(H)
(0.55)	(0.55)	$23.04	4.83%		$115,009	2.70%		2.71%		(0.97)%		43	%(H)
(0.85)	(0.85)	$22.51	9.45%		$145,313	2.81%		2.81%		(1.13)%		45%
(0.11)	(0.11)	$21.34	(2.40)%		$169,861	2.64%		2.64%		(1.22)%		81%
—	—	$21.98	6.44%		$170,278	2.58%		2.58%		(1.09)%		60%

—	—	$27.15	16.42	%(F)	$2,821,553	1.49	%(G)	1.50	%(G)	1.06	%(G)	74	%(F)
(1.05)	(1.24)	$23.32	(7.04)%		$3,110,940	1.43%		1.44%		0.68%		64	%(H)
(0.55)	(0.56)	$26.39	5.99%		$4,032,586	1.65%		1.66%		0.09%		43	%(H)
(0.85)	(0.85)	$25.43	10.55%		$3,589,749	1.76%		1.76%		(0.09)%		45%
(0.11)	(0.11)	$23.77	(1.40)%		$3,382,697	1.62%		1.62%		(0.21)%		81%
—	—	$24.22	7.55%		$2,817,671	1.58%		1.58%		(0.09)%		60%

—	—	$27.27	16.44	%(F)	$277,634	1.37	%(G)	1.38	%(G)	1.10	%(G)	74	%(F)
(1.05)	(1.27)	$23.42	(6.89)%		$214,138	1.31%		1.32%		0.80%		64	%(H)
(0.55)	(0.58)	$26.49	6.07%		$260,735	1.55%		1.56%		0.19%		43	%(H)
(0.85)	(0.85)	$25.53	10.69%		$227,680	1.67%		1.67%		0.02%		45%
(0.11)	(0.11)	$23.83	(1.27)%		$290,928	1.50%		1.50%		(0.08)%		81%
—	—	$24.25	7.68%		$280,595	1.43%		1.43%		0.06%		60%

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)	Not annualized.

(G)	Annualized.

(H)	The portfolio turnover rate for 2018 and 2107 would have been 51% and 32%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

(I)	Amount is less than $0.005.

(J)	Amount is less than 0.005%.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 89

Research Opportunities Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Research Opportunities Fund	Net asset value, beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2019 (Unaudited)	$19.67	0.05	2.65	2.70	—
For the year ended December 31, 2018	$23.56	(0.02)	(3.01)	(3.03)	—
For the year ended December 31, 2017	$21.44	(0.12)	2.89	2.77	—
For the year ended December 31, 2016	$19.70	(0.04)	1.94	1.90	—
For the year ended December 31, 2015	$22.52	(0.06)	(1.14)	(1.20)	—
For the year ended December 31, 2014	$22.82	(0.07)	1.62	1.55	(0.02)

Class C
For the six months ended June 30, 2019 (Unaudited)	$18.51	(0.04)	2.51	2.47	—
For the year ended December 31, 2018	$22.40	(0.19)	(2.84)	(3.03)	—
For the year ended December 31, 2017	$20.57	(0.28)	2.76	2.48	—
For the year ended December 31, 2016	$19.06	(0.19)	1.86	1.67	—
For the year ended December 31, 2015	$22.00	(0.21)	(1.11)	(1.32)	—
For the year ended December 31, 2014	$22.49	(0.24)	1.58	1.34	—

Class I
For the six months ended June 30, 2019 (Unaudited)	$19.94	0.09	2.68	2.77	—
For the year ended December 31, 2018	$23.83	0.05	(3.07)	(3.02)	(0.01)
For the year ended December 31, 2017	$21.61	(0.06)	2.93	2.87	—
For the year ended December 31, 2016	$19.81	0.02	1.94	1.96	—
For the year ended December 31, 2015	$22.61	(0.01)	(1.13)	(1.14)	(0.04)
For the year ended December 31, 2014	$22.90	(0.01)	1.62	1.61	(0.07)

Class Y
For the six months ended June 30, 2019 (Unaudited)	$20.01	0.11	2.68	2.79	—
For the year ended December 31, 2018	$23.88	0.07	(3.06)	(2.99)	(0.02)
For the year ended December 31, 2017	$21.63	(0.03)	2.93	2.90	—
For the year ended December 31, 2016	$19.80	0.04	1.95	1.99	—
For the year ended December 31, 2015	$22.64	0.02	(1.14)	(1.12)	(0.10)
For the year ended December 31, 2014	$22.92	0.03	1.62	1.65	(0.10)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)

This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.42% for Class A, 2.17% for Class C, 1.13% for Class I and 1.01% for Class Y.

See accompanying Notes to Financial Statements.

90 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$22.37	13.73	%(E)	$9,889	1.80	%(F)	0.47	%(F)	111	%(E)
(0.86)	(0.86)	$19.67	(13.06)%		$4,991	1.80%		(0.17)%		88	%(G)
(0.65)	(0.65)	$23.56	12.98%		$10,533	1.84%		(0.52)%		83	%(G)
(0.16)	(0.16)	$21.44	9.64%		$4,162	2.10%		(0.16)%		67%
(1.62)	(1.62)	$19.70	(5.29)%		$8,637	1.83%		(0.27)%		147%
(1.83)	(1.85)	$22.52	6.96%		$9,492	1.74%		(0.29)%		57%

—	—	$20.98	13.34	%(E)	$2,334	2.55	%(F)	(0.35	)%(F)	111	%(E)
(0.86)	(0.86)	$18.51	(13.74)%		$1,171	2.55%		(0.90)%		88	%(G)
(0.65)	(0.65)	$22.40	12.12%		$2,810	2.59%		(1.31)%		83	%(G)
(0.16)	(0.16)	$20.57	8.76%		$2,986	2.85%		(0.93)%		67%
(1.62)	(1.62)	$19.06	(5.96)%		$5,097	2.58%		(0.96)%		147%
(1.83)	(1.83)	$22.00	6.17%		$668	2.49%		(1.03)%		57%

—	—	$22.71	13.89	%(E)	$48,565	1.51	%(F)	0.84	%(F)	111	%(E)
(0.86)	(0.87)	$19.94	(12.86)%		$31,692	1.51%		0.17%		88	%(G)
(0.65)	(0.65)	$23.83	13.34%		$35,021	1.54%		(0.23)%		83	%(G)
(0.16)	(0.16)	$21.61	9.89%		$27,588	1.80%		0.05%		67%
(1.62)	(1.66)	$19.81	(5.00)%		$26,186	1.57%		(0.03)%		147%
(1.83)	(1.90)	$22.61	7.21%		$49,920	1.49%		(0.05)%		57%

—	—	$22.80	13.94	%(E)	$18,628	1.39	%(F)	1.03	%(F)	111	%(E)
(0.86)	(0.88)	$20.01	(12.73)%		$17,198	1.39%		0.29%		88	%(G)
(0.65)	(0.65)	$23.88	13.47%		$20,521	1.44%		(0.14)%		83	%(G)
(0.16)	(0.16)	$21.63	10.05%		$16,755	1.70%		0.19%		67%
(1.62)	(1.72)	$19.80	(4.91)%		$15,285	1.44%		0.10%		147%
(1.83)	(1.93)	$22.64	7.37%		$17,307	1.34%		0.11%		57%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	The portfolio turnover rate for 2018 and 2017 would have been 70% and 68%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 91

Global Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Global Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2019 (Unaudited)	$11.67	0.12	1.90	2.02	—
For the year ended December 31, 2018	$14.42	0.11	(2.14)	(2.03)	(0.05)

Class I
For the six months ended June 30, 2019 (Unaudited)	$11.69	0.09	1.95	2.04	—
For the year ended December 31, 2018	$14.42	0.15	(2.14)	(1.99)	(0.07)

Class Y
For the six months ended June 30, 2019 (Unaudited)	$11.70	0.12	1.93	2.05	—
For the year ended December 31, 2018	$14.42	0.16	(2.14)	(1.98)	(0.07)

(A)	Inception date of the Fund is December 31, 2017. Fund commenced public offering on January 2, 2018.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

92 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	—	$13.69	17.31	%(E)	$98	1.16	%(F)	1.85	%(F)	39	%(E)
(0.67)	(0.72)	$11.67	(14.91)%		$66	1.18%		0.86%		84%

—	—	$13.73	17.45	%(E)	$5,384	0.87	%(F)	1.40	%(F)	39	%(E)
(0.67)	(0.74)	$11.69	(14.66)%		$4,440	0.89%		1.09%		84%

—	—	$13.75	17.52	%(E)	$12,765	0.75	%(F)	1.85	%(F)	39	%(E)
(0.67)	(0.74)	$11.70	(14.55)%		$10,214	0.77%		1.24%		84%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 93

Short Duration Total Return Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Total Return Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2019 (Unaudited)	$10.05	0.17	0.13	0.30	(0.17)
For the year ended December 31, 2018	$10.11	0.33	(0.04)	0.29	(0.34)
For the year ended December 31, 2017	$10.04	0.30	0.09	0.39	(0.31)
For the year ended December 31, 2016	$10.00	0.09	0.03	0.12	(0.08)

Class I
For the six months ended June 30, 2019 (Unaudited)	$10.05	0.19	0.13	0.32	(0.19)
For the year ended December 31, 2018	$10.11	0.36	(0.04)	0.32	(0.37)
For the year ended December 31, 2017	$10.03	0.33	0.10	0.43	(0.34)
For the year ended December 31, 2016	$10.00	0.10	0.03	0.13	(0.10)

Class Y
For the six months ended June 30, 2019 (Unaudited)	$10.06	0.19	0.13	0.32	(0.19)
For the year ended December 31, 2018	$10.11	0.38	(0.04)	0.34	(0.38)
For the year ended December 31, 2017	$10.03	0.34	0.10	0.44	(0.35)
For the year ended December 31, 2016	$10.00	0.11	0.02	0.13	(0.10)

(A)	Inception date of the Fund is July 5, 2016. The Fund commenced public offering and operations on July 5, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

94 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	(0.17)	$10.18	3.01	%(E)	$31,664	0.82	%(F)	3.40	%(F)	65	%(E)
(0.01)	(0.35)	$10.05	2.88%		$18,789	0.81%		3.30%		67%
(0.01)	(0.32)	$10.11	3.97%		$20,511	0.83%		3.03%		82%
—	(0.08)	$10.04	1.19	%(E)	$222	0.83	%(F)	1.12	%(F)	19	%(E)

—	(0.19)	$10.18	3.18	%(E)	$397,598	0.53	%(F)	3.71	%(F)	65	%(E)
(0.01)	(0.38)	$10.05	3.18%		$308,341	0.52%		3.62%		67%
(0.01)	(0.35)	$10.11	4.33%		$61,136	0.53%		3.29%		82%
—	(0.10)	$10.03	1.26	%(E)	$14,707	0.53	%(F)	1.32	%(F)	19	%(E)

—	(0.19)	$10.19	3.22	%(E)	$231,254	0.41	%(F)	3.83	%(F)	65	%(E)
(0.01)	(0.39)	$10.06	3.38%		$252,137	0.40%		3.72%		67%
(0.01)	(0.36)	$10.11	4.43%		$231,290	0.43%		3.33%		82%
—	(0.10)	$10.03	1.29	%(E)	$182,527	0.44	%(F)	1.25	%(F)	19	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 95

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2019 (Unaudited)	$9.71	0.13	0.43	0.56	(0.14)
For the year ended December 31, 2018	$9.85	0.25	(0.13)	0.12	(0.26)
For the year ended December 31, 2017	$9.70	0.21	0.16	0.37	(0.22)
For the year ended December 31, 2016	$10.00	0.07	(0.28)	(0.21)	(0.09)

Class I
For the six months ended June 30, 2019 (Unaudited)	$9.71	0.15	0.42	0.57	(0.15)
For the year ended December 31, 2018	$9.85	0.28	(0.13)	0.15	(0.29)
For the year ended December 31, 2017	$9.70	0.24	0.16	0.40	(0.25)
For the year ended December 31, 2016	$10.00	0.09	(0.30)	(0.21)	(0.09)

Class Y
For the six months ended June 30, 2019 (Unaudited)	$9.71	0.15	0.43	0.58	(0.16)
For the year ended December 31, 2018	$9.85	0.29	(0.13)	0.16	(0.30)
For the year ended December 31, 2017	$9.70	0.25	0.16	0.41	(0.26)
For the year ended December 31, 2016	$10.00	0.09	(0.30)	(0.21)	(0.09)

(A)	Inception date of the Fund is July 5, 2016. The Fund commenced public offering and operations on July 5, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

96 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	(0.14)	$10.13	5.78	%(E)	$3,318	0.77	%(F)	2.71	%(F)	24	%(E)
—	(0.26)	$9.71	1.28%		$2,976	0.76%		2.60%		25%
—	(0.22)	$9.85	3.85%		$3,480	0.78%		2.10%		35%
—	(0.09)	$9.70	(2.28	)%(E)	$2,183	0.78	%(F)	0.87	%(F)	8	%(E)

—	(0.15)	$10.13	5.93	%(E)	$23,179	0.48	%(F)	3.00	%(F)	24	%(E)
—	(0.29)	$9.71	1.59%		$14,574	0.47%		2.92%		25%
—	(0.25)	$9.85	4.17%		$9,604	0.48%		2.40%		35%
—	(0.09)	$9.70	(2.14	)%(E)	$8,033	0.49	%(F)	1.02	%(F)	8	%(E)

—	(0.16)	$10.13	5.98	%(E)	$39,812	0.36	%(F)	3.13	%(F)	24	%(E)
—	(0.30)	$9.71	1.69%		$37,713	0.35%		3.03%		25%
—	(0.26)	$9.85	4.22%		$30,740	0.38%		2.49%		35%
—	(0.09)	$9.70	(2.11	)%(E)	$29,468	0.39	%(F)	1.00	%(F)	8	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 97

Corporate Credit Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Corporate Credit Fund	Net asset value, beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2019 (Unaudited)	$10.77	0.29	0.65	0.94	(0.29)
For the year ended December 31, 2018	$11.32	0.59	(0.56)	0.03	(0.58)
For the year ended December 31, 2017	$11.13	0.58	0.24	0.82	(0.58)
For the year ended December 31, 2016	$10.53	0.63	0.60	1.23	(0.62)
For the year ended December 31, 2015	$10.94	0.58	(0.44)	0.14	(0.55)
For the year ended December 31, 2014	$11.19	0.51	(0.28)	0.23	(0.48)

Class C
For the six months ended June 30, 2019 (Unaudited)	$10.73	0.25	0.65	0.90	(0.25)
For the year ended December 31, 2018	$11.28	0.51	(0.56)	(0.05)	(0.50)
For the year ended December 31, 2017	$11.09	0.49	0.25	0.74	(0.50)
For the year ended December 31, 2016	$10.51	0.54	0.60	1.14	(0.55)
For the year ended December 31, 2015	$10.92	0.49	(0.43)	0.06	(0.47)
For the year ended December 31, 2014	$11.17	0.42	(0.27)	0.15	(0.40)

Class I
For the six months ended June 30, 2019 (Unaudited)	$10.74	0.31	0.64	0.95	(0.31)
For the year ended December 31, 2018	$11.28	0.62	(0.54)	0.08	(0.62)
For the year ended December 31, 2017	$11.09	0.61	0.24	0.85	(0.61)
For the year ended December 31, 2016	$10.50	0.66	0.59	1.25	(0.65)
For the year ended December 31, 2015	$10.91	0.60	(0.43)	0.17	(0.58)
For the year ended December 31, 2014	$11.16	0.54	(0.27)	0.27	(0.52)

Class Y
For the six months ended June 30, 2019 (Unaudited)	$10.73	0.31	0.65	0.96	(0.31)
For the year ended December 31, 2018	$11.27	0.64	(0.55)	0.09	(0.63)
For the year ended December 31, 2017	$11.09	0.62	0.24	0.86	(0.63)
For the year ended December 31, 2016	$10.50	0.67	0.59	1.26	(0.66)
For the year ended December 31, 2015	$10.91	0.62	(0.44)	0.18	(0.59)
For the year ended December 31, 2014	$11.16	0.55	(0.27)	0.28	(0.53)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

98 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(B)		Net assets, end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	(0.29)	$11.42	8.80	%(E)	$97,409	0.90	%(F)	0.91	%(F)	5.23	%(F)	122	%(E)
—	(0.58)	$10.77	0.25%		$69,363	0.90%		0.91%		5.30%		112%
(0.05)	(0.63)	$11.32	7.56%		$64,204	0.92%		0.93%		5.07%		83%
(0.01)	(0.63)	$11.13	11.94%		$71,075	0.93%		0.93%		5.72%		119%
—	(0.55)	$10.53	1.19%		$44,354	0.95%		0.95%		5.24%		48%
—	(0.48)	$10.94	2.10%		$31,282	1.00%		1.00%		4.52%		56%

—	(0.25)	$11.38	8.44	%(E)	$27,951	1.65	%(F)	1.66	%(F)	4.48	%(F)	122	%(E)
—	(0.50)	$10.73	(0.51)%		$24,968	1.65%		1.66%		4.56%		112%
(0.05)	(0.55)	$11.28	6.77%		$26,656	1.67%		1.68%		4.33%		83%
(0.01)	(0.56)	$11.09	11.06%		$29,607	1.68%		1.68%		4.98%		119%
—	(0.47)	$10.51	0.44%		$23,649	1.70%		1.70%		4.47%		48%
—	(0.40)	$10.92	1.37%		$24,088	1.75%		1.75%		3.80%		56%

—	(0.31)	$11.38	8.88	%(E)	$782,617	0.61	%(F)	0.62	%(F)	5.52	%(F)	122	%(E)
—	(0.62)	$10.74	0.64%		$622,887	0.61%		0.62%		5.59%		112%
(0.05)	(0.66)	$11.28	7.87%		$536,203	0.62%		0.63%		5.39%		83%
(0.01)	(0.66)	$11.09	12.21%		$411,465	0.64%		0.64%		6.00%		119%
—	(0.58)	$10.50	1.49%		$247,522	0.75%		0.75%		5.51%		48%
—	(0.52)	$10.91	2.38%		$148,737	0.77%		0.77%		4.82%		56%

—	(0.31)	$11.38	9.04	%(E)	$40,201	0.49	%(F)	0.50	%(F)	5.64	%(F)	122	%(E)
—	(0.63)	$10.73	0.75%		$26,221	0.49%		0.50%		5.71%		112%
(0.05)	(0.68)	$11.27	7.89%		$25,309	0.52%		0.53%		5.49%		83%
(0.01)	(0.67)	$11.09	12.34%		$21,310	0.54%		0.54%		6.33%		119%
—	(0.59)	$10.50	1.60%		$18,013	0.56%		0.56%		5.62%		48%
—	(0.53)	$10.91	2.54%		$15,831	0.60%		0.60%		4.96%		56%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 99

High Yield Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

High Yield Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2019 (Unaudited)	$10.22	0.30	0.75	1.05	(0.30)
For the year ended December 31, 2018	$10.77	0.62	(0.51)	0.11	(0.61)
For the year ended December 31, 2017	$10.65	0.65	0.38	1.03	(0.65)
For the year ended December 31, 2016	$10.14	0.70	0.71	1.41	(0.66)

Class I
For the six months ended June 30, 2019 (Unaudited)	$10.22	0.32	0.74	1.06	(0.31)
For the year ended December 31, 2018	$10.78	0.65	(0.52)	0.13	(0.64)
For the year ended December 31, 2017	$10.65	0.68	0.39	1.07	(0.68)
For the year ended December 31, 2016	$10.14	0.73	0.71	1.44	(0.69)

Class Y
For the six months ended June 30, 2019 (Unaudited)	$10.22	0.32	0.74	1.06	(0.31)
For the year ended December 31, 2018	$10.78	0.67	(0.53)	0.14	(0.65)
For the year ended December 31, 2017	$10.65	0.69	0.40	1.09	(0.70)
For the year ended December 31, 2016	$10.14	0.74	0.71	1.45	(0.70)

(A)	Inception date of the Fund is December 31, 2015. Fund commenced public offering on January 4, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

100 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	(0.30)	$10.97	10.32	%(E)	$9,682	0.97	%(F)	5.62	%(F)	156	%(E)
(0.05)	(0.66)	$10.22	0.97%		$1,674	0.96%		5.81%		145%
(0.26)	(0.91)	$10.77	9.96%		$296	0.99%		5.89%		137%
(0.24)	(0.90)	$10.65	14.29%		$185	0.99%		6.51%		123%

—	(0.31)	$10.97	10.45	%(E)	$54,900	0.68	%(F)	5.93	%(F)	156	%(E)
(0.05)	(0.69)	$10.22	1.16%		$23,499	0.67%		6.10%		145%
(0.26)	(0.94)	$10.78	10.36%		$14,185	0.69%		6.23%		137%
(0.24)	(0.93)	$10.65	14.62%		$23,989	0.70%		6.80%		123%

—	(0.31)	$10.97	10.52	%(E)	$29,769	0.56	%(F)	6.06	%(F)	156	%(E)
(0.05)	(0.70)	$10.22	1.27%		$29,274	0.55%		6.23%		145%
(0.26)	(0.96)	$10.78	10.48%		$16,623	0.59%		6.28%		137%
(0.24)	(0.94)	$10.65	14.73%		$7,752	0.60%		7.07%		123%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 101

Diamond Hill Funds
Notes to Financial Statements
June 30, 2019 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Global Fund (“Global Fund”), Diamond Hill Short Duration Total Return Fund (“Short Duration Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”) and Diamond Hill High Yield Fund (“High Yield Fund”) are each a diversified series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”), except for the All Cap Select Fund which is non-diversified. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

The shareholders of the Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Financial Long-Short Fund to the Research Opportunities Fund. The tax-free reorganization took place on June 7, 2019.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization.

	Before Reorganzation		After Reorganzation
	Financial Long-Short Fund	Research Opportunities Fund	Research Opportunities Fund
Class A
Shares	230,759	231,602	471,011
Net Assets	$5,169,992	$5,001,391	$10,171,383
Net Asset Value	$22.40	$21.59	$21.59

Class C
Shares	67,429	42,440	110,085
Net Assets	$1,370,862	$860,074	$2,230,936
Net Asset Value	$20.33	$20.27	$20.27

Class I
Shares	721,321	1,473,970	2,212,540
Net Assets	$16,194,234	$32,318,945	$48,513,179
Net Asset Value	$22.45	$21.93	$21.93

Class Y
Shares	N/A	816,821	816,821
Net Assets	N/A	$17,980,227	$17,980,227
Net Asset Value	N/A	$22.01	$21.93

Fund Total
Shares	1,019,509	2,564,833	3,610,457
Net Assets	$22,735,088	$56,160,637	$78,895,725
Unrealized Appreciation	$1,114,045	$2,966,361	$4,080,406

Assuming the reorganization had been completed on January 1, 2019, the beginning of the annual reporting period of the Research Opportunities Fund, the Research Opportunities Fund’s pro forma results of operations for the six months ended June 30, 2019, are as follows:

Net Investment Income	Net Realized Gains and Net Change in Unrealized Appreciation (Depreciation) on Investments	Change in Net Assets from Operations
$384,778	$10,702,836	$11,087,614

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 103

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Financial Long-Short Fund that have been included in the Research Opportunities Fund’s Statement of Operations since June 7, 2019.

With the exception of the Mid Cap Fund, Global Fund, Short Duration Fund, Core Bond Fund and High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Mid Cap Fund, Global Fund, Short Duration Fund, Core Bond Fund and High Yield Fund offer three classes of shares: Class A, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. With the exception of the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund, Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price. The Short Duration Fund has a maximum sales charge on purchases of 2.25% and the Core Bond Fund, Corporate Credit Fund and High Yield Fund have a maximum sales charge on purchases of 3.50% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within one year of the purchase date.

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continue to be accreted to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Funds have adopted ASU 2017-08 with these financial statements.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported net asset value (“NAV”) per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee. In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 105

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy. As of June 30, 2019, thirteen international securities held in the Research Opportunities Fund and thirteen international securities held in the Global Fund were fair valued using this systematic valuation model. These securities had a total fair value of $7,329,811 and $6,281,020, representing 9.2% and 34.4%, respectively of net assets of the Funds.

As of June 30, 2019, the Small Cap Fund and the Corporate Credit Fund had approximately 0.1% and 0.1%, respectively, of net assets valued using estimates provided by the Valuation & Liquidity Committee.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$806,677,886	$—	$651,907	$807,329,793
Registered Investment Companies	100,480,415	—	—	100,480,415
Total	$907,158,301	$—	$651,907	$907,810,208
Small-Mid Cap Fund
Common Stocks*	$2,188,163,893	$—	$—	$2,188,163,893
Registered Investment Companies	265,426,726	—	—	265,426,726
Total	$2,453,590,619	$—	$—	$2,453,590,619
Mid Cap Fund
Common Stocks*	$172,203,220	$—	$—	$172,203,220
Registered Investment Companies	18,934,277	—	—	18,934,277
Total	$191,137,497	$—	$—	$191,137,497
Large Cap Fund
Common Stocks*	$5,901,213,977	$—	$—	$5,901,213,977
Registered Investment Companies	178,768,147	—	—	178,768,147
Total	$6,079,982,124	$—	$—	$6,079,982,124

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
All Cap Select Fund
Common Stocks*	$215,935,431	$—	$—	$215,935,431
Registered Investment Companies	20,685,226	—	—	20,685,226
Total	$236,620,657	$—	$—	$236,620,657
Long-Short Fund
Common Stocks*	$2,919,220,400	$—	$—	$2,919,220,400
Registered Investment Companies	1,290,131,501	—	—	1,290,131,501
Total	$4,209,351,901	$—	$—	$4,209,351,901
Research Opportunities Fund
Common Stocks*	$75,904,997	$7,329,811	$—	$83,234,808
Registered Investment Companies	21,249,779	—	—	21,249,779
Total	$97,154,776	$7,329,811	$—	$104,484,587
Global Fund
Common Stocks*	$11,688,266	$6,281,020	$—	$17,969,286
Registered Investment Companies	499,394	—	—	499,394
Total	$12,187,660	$6,281,020	$—	$18,468,680
Short Duration Fund
Corporate Credit*	$—	$45,908,704	$—	$45,908,704
Securitized*	—	553,142,889	—	553,142,889
Treasury	—	44,937,260	—	44,937,260
Registered Investment Companies	55,850,908	—	—	55,850,908
Total	$55,850,908	$643,988,853	$—	$699,839,761
Core Bond Fund
Corporate Credit*	$—	$10,100,175	$—	$10,100,175
Government Related	—	657,843	—	657,843
Securitized*	—	38,125,809	—	38,125,809
Treasury	—	11,739,735	—	11,739,735
Registered Investment Companies	4,158,276	—	—	4,158,276
Total	$4,158,276	$60,623,562	$—	$64,781,838
Corporate Credit Fund
Collateralized Debt Obligations	$—	$1,184,506	$—	$1,184,506
Corporate Bonds*	—	772,475,363	—	772,475,363
Registered Investment Companies	200,236,344	—	—	200,236,344
Total	$200,236,344	$773,659,869	$—	$973,896,213
High Yield Fund
Corporate Bonds*	$—	$86,680,873	$—	$86,680,873
Securitized*	—	$714,221	—	714,221
Registered Investment Companies	7,785,215	—	—	7,785,215
Total	$7,785,215	$87,395,094	$—	$95,180,309

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 107

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(864,983,379)	$—	$—	$(864,983,379)
Total	$(864,983,379)	$—	$—	$(864,983,379)
Research Opportunities Fund
Common Stocks*	$(15,086,225)	$—	$—	$(15,086,225)
Total	$(15,086,225)	$—	$—	$(15,086,225)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

The following table presents the Small Cap Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2019.

Common Stocks
Value, December 31, 2018	$1,797,682
Net change in unrealized appreciation (depreciation)*	(1,145,775)
Value, June 30, 2019	$651,907

*	Represents change in unrealized appreciation on investments still held at June 30, 2019.

There were no transfers into or out of Level 3 for the six months ended June 30, 2019.

The following table summarizes the valuation techniques used and unobservable inputs approved and monitored by the Board of Trustees to determine the fair value of Small Cap Fund’s Level 3 common stocks as of June 30, 2019:

	Fair Value	Valuation Technique	Unobservable Input	Range	Impact to Valuation From a Decrease in Input
Common stocks	$651,907	Net present value calculation of net asset value of the liquidating trust	Value of assets and liabilities in liquidating trust	$0.34 per share	Decrease in Valuation
			Discount rate	9%	Increase in valuation

This security is presently part of a liquidating trust. The Valuation & Liquidity Committee’s valuation method for this security is based on calculating a share price based on the NAV by reviewing the latest available public information on assets and liabilities held in the liquidating trust. Once the NAV is calculated, the Valuation & Liquidity Committee applies an appropriate market discount rate used to calculate the net present value of the expected cash flows that will potentially be received by the Fund.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

Short sales — The Long-Short Fund, Research Opportunities Fund, Global Fund, Corporate Credit Fund and High Yield Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment adviser, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 109

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

As of June 30, 2019, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$101,937,600	$102,854,437
Small-Mid Cap Fund	181,533,427	183,116,752
Mid Cap Fund	6,880,464	6,963,554
Large Cap Fund	37,545,358	37,936,118
All Cap Select Fund	14,730,446	14,850,944
Long-Short Fund	862,964,565	869,948,042
Research Opportunities Fund	21,078,901	21,249,779
Global Fund	467,706	474,056
Short Duration Fund	48,355,611	49,589,155
Core Bond Fund	3,470,141	3,564,958
Corporate Credit Fund	38,526,216	39,887,745
High Yield Fund	1,588,500	1,647,813

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Federal income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended June 30, 2019, the Funds did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities Fund and Global Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 111

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments in the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the six months ended June 30, 2019, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations and in-kind transactions) were as follows:

	Purchases	Sales
Small Cap Fund	$146,428,157	$435,785,680
Small-Mid Cap Fund	176,062,708	243,089,799
Mid Cap Fund	68,807,060	16,568,927
Large Cap Fund	702,698,090	860,086,579
All Cap Select Fund	42,560,587	47,628,634
Long-Short Fund	762,394,714	1,581,714,275
Research Opportunities Fund	33,349,529	36,663,354
Global Fund	3,776,977	1,519,794
Short Duration Fund	260,849,517	172,420,975
Core Bond Fund	11,836,771	7,727,112
Corporate Credit Fund	554,720,060	487,876,884
High Yield Fund	87,843,243	57,523,400

112 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2019:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$372,305	0.04%
Small-Mid Cap Fund	173,405	0.01%
Mid Cap Fund	32,931	0.02%
Large Cap Fund	394,500	0.01%
All Cap Select Fund	44,027	0.02%
Long-Short Fund	796,048	0.02%
Research Opportunities Fund	35,863	0.05%
Global Fund	4,150	0.02%

Investment Advisory Fees and Other Transactions with Affiliates

As of June 30, 2019, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities Fund, Global Fund, Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.70%, 0.90%, 0.95%, 0.65%, 0.35%, 0.30%, 0.45% and 0.50%, respectively, of the Fund’s average daily net assets. Prior to February 28, 2019, the Global Fund paid fees at an annual rate of 0.70% of the Fund’s average daily net assets. The management agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee monthly at an annual rate of 0.21% for Class A Shares and Class C Shares, 0.17% for Class I Shares and 0.05% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Class A and Class C Shares (the “Plan”). Under the Plan, Class A shares pay a distribution fee monthly at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay distribution and shareholder-servicing fees monthly at an annual rate of 0.75% and 0.25%, respectively, of Class C’s average daily net assets. Class I and Class Y shares are not subject to any distribution or shareholder-servicing fees. The Trust has entered into a Distribution Agreement on behalf of the Funds with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 113

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

During the six months ended June 30, 2019, the Distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds as follows:

Small Cap Fund	$942
Small-Mid Cap Fund	1,267
Mid Cap Fund	2,175
Large Cap Fund	14,228
All Cap Select Fund	251
Long-Short Fund	4,270
Research Opportunities Fund	96
Short Duration Fund	1,170
Corporate Credit Fund	3,548
High Yield Fund	1,992

DHCM, as the financing agent for Class C shares, received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds during the six months ended June 30, 2019 as follows:

Small Cap Fund	$31
Large Cap Fund	416
Long-Short Fund	6
Corporate Credit Fund	25

The Funds may invest in one or more Diamond Hill Funds. The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. This fee waiver is accrued daily and settled monthly. During the six months ended June 30, 2019, the Funds reduced investment advisory fees as follows:

Small Cap Fund	$20,711
Small-Mid Cap Fund	68,336
Mid Cap Fund	3,933
Long-Short Fund	159,425
Corporate Credit Fund	66,645

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Long-Short Fund and Corporate Credit Fund each own Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

114 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

Information regarding the Funds’ holdings in the Short Duration Fund during the six months ended June 30, 2019 is as follows:

Affiliated Fund	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Long-Short Fund	Corporate Credit Fund
Diamond Hill Short Duration Total Return Fund
Value, December 31, 2018	$39,405,005	$38,869,026	$2,237,057	$91,442,964	$32,028,667
Purchases	213,534	743,819	42,809	1,704,346	10,732,421
Sales	(39,721,907)	—	—	(15,000,000)	—
Realized Gains	71,515	—	—	102,252	—
Change in Unrealized Appreciation/Depreciation	31,853	508,338	29,257	1,118,141	520,762
Value, June 30, 2019	$0	$40,121,183	$2,309,123	$79,367,703	$43,281,850
Income Distributions	$213,534	$743,819	$42,809	$1,704,346	$732,421

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. Each Trustee receives an annual retainer of $60,000, an in-person meeting fee of $9,125 and a July telephonic meeting fee of $5,000 from DHCM. The Independent Chairperson of the Board also receives an additional $3,000 for each in person meeting. The Audit and Nominating Committee Chairpersons receive an additional $2,000 per Committee meeting. Collectively, the Independent Trustees were paid $249,250 in fees during the six months ended June 30, 2019. In addition, DHCM reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 115

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Distributions paid from:
Ordinary income	$2,748,773	$11,364,354	$836,404
Long-term capital gains	101,045,861	85,762,400	2,432,843
Total distributions	$103,794,634	$97,126,754	$3,269,247

	Large Cap Fund	All Cap Select Fund	Long-Short Fund
Distributions paid from:
Ordinary income	$79,248,954	$3,669,241	$27,187,756
Long-term capital gains	146,758,591	17,028,959	161,714,915
Total distributions	$226,007,545	$20,698,200	$188,902,671

	Research Opportunities Fund	Global Fund	Short Duration Fund
Distributions paid from:
Ordinary income	$21,893	$372,462	$16,643,635
Long-term capital gains	2,194,400	183,247	4,015
Total distributions	$2,216,293	$555,709	$16,647,650

	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Distributions paid from:
Ordinary income	$1,575,062	$38,890,760	$2,950,438
Long-term capital gains	—	—	199,225
Total distributions	$1,575,062	$38,890,760	$3,149,663

The following information is computed on a tax basis for each item as of December 31, 2018:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation (depreciation) on portfolio investments	$139,687,361	$50,937,450	$(1,838,261)	$632,211,261
Undistributed capital gains	25,068,392	2,758,727	86,120	117,408,565
Qualified late-year losses	(2,305,092)	(2,027,131)	—	(12,153,409)
Distributable earnings (accumulated deficit)	$162,450,661	$51,669,046	$(1,752,141)	$737,466,417

116 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Global Fund
Net unrealized appreciation (depreciation) on portfolio investments	$(19,813,532)	$384,446,204	$(1,800,827)	$(2,807,725)
Undistributed ordinary income	471,226	—	—	47,545
Undistributed capital gains	4,348,955	20,046,963	—	—
Qualified late-year losses	—	—	(113,924)	—
Distributable earnings (accumulated deficit)	$(14,993,351)	$404,493,167	$(1,914,751)	$(2,760,180)

	Short Duration Fund	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Net unrealized appreciation (depreciation) on portfolio investments	$(1,170,464)	$(926,294)	$(30,075,518)	$(2,026,400)
Undistributed ordinary income	—	5,643	303,311	—
Qualified late-year losses	(282,774)	—	—	(63,971)
Accumulated capital and other losses	—	(187,033)	(2,412,492)	—
Accumulated deficit	$(1,453,238)	$(1,107,684)	$(32,184,699)	$(2,090,371)

Qualified late-year losses listed above incurred after October 31, 2018 and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

As of June 30, 2019, the Funds’ federal tax cost of portfolio investments and net unrealized appreciation (depreciation) on portfolio investments were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of portfolio investments	$676,871,558	$2,118,911,463	$176,768,603	$4,543,893,104
Gross unrealized appreciation	$293,752,676	$472,130,112	$23,483,291	$1,722,298,728
Gross unrealized depreciation	(62,814,026)	(137,450,956)	(9,114,397)	(186,209,708)
Net unrealized appreciation on portfolio investments	$230,938,650	$334,679,156	$14,368,894	$1,536,089,020

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Global Fund
Tax cost of portfolio investments	$224,317,763	$2,632,602,258	$84,818,656	$18,659,244
Gross unrealized appreciation	$27,104,944	$733,515,991	$9,328,939	$1,360,505
Gross unrealized depreciation	(14,802,050)	(21,749,727)	(4,749,233)	(1,551,069)
Net unrealized appreciation (depreciation) on portfolio investments	$12,302,894	$711,766,264	$4,579,706	$(190,564)

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 117

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

	Short Duration Fund	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Tax cost of portfolio investments	$693,280,073	$63,266,864	$964,211,144	$93,935,256
Gross unrealized appreciation	$10,415,861	$2,264,812	$17,085,984	$1,866,054
Gross unrealized depreciation	(3,856,173)	(749,838)	(7,400,915)	(621,031)
Net unrealized appreciation on portfolio investments	$6,559,688	$1,514,974	$9,685,069	$1,245,053

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of the latest tax year ended December 31, 2018, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Core Bond Fund	Corporate Credit Fund
No expiration - short-term	$54,926	$2,412,492
No expiration - long-term	132,107	—
	$187,033	$2,412,492

Line of Credit

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities Fund, Global Fund, Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 25.0%, 15.0%, 15.0%, 20.0%, 20.0%, 20.0%, 15.0% and 15.0%, respectively, of its net assets, with a total maximum of $40,000,000.

Borrowings under the agreement bear interest at the higher of Federal Funds Rate or one month LIBOR plus 1.25%. The line of credit is available until June 3, 2020, unless extended, when any advances are to be repaid. During the six months ended June 30, 2019, no amounts were drawn from the available lines.

In-Kind Subscriptions Transactions

During the six months ended June 30, 2019, the Large Cap Fund received securities in lieu of cash for two shareholder purchases. The purchases were as follows:

Fund	Date	Amount Purchased	Securities Received	Cash Received	Shares Issued
Large Cap Fund	04/05/19	$5,153,011	$4,881,551	$271,460	192,564
Large Cap Fund	04/05/19	1,736,514	1,640,808	95,706	64,892

118 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2019 (Unaudited)

Subsequent Events

The Funds evaluated events from June 30, 2019 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements, other than disclosed below:

On July 1, 2019, the Diamond Hill International Fund commenced public offering and investment operations. The investment objective of the Diamond Hill International Fund is to provide long-term capital appreciation. The Diamond Hill International Fund is co-managed by Grady Burkett and Krishna Mohanraj.

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve-month period ended June 30 are available without charge upon request by calling toll free number 1-888-226-5595, or through the Funds’ website, or on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form NPORT. The complete listing is available on the Commission’s website. Monthly portfolio holdings are also available on www.diamond-hill.com.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 119

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as sales charges and fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2019 and held for the entire period from January 1, 2019 through June 30, 2019.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Class A	1,000.00	1,000.00	1,118.00	1,018.53	6.63	6.32	1.26%
Class C	1,000.00	1,000.00	1,113.70	1,014.81	10.55	10.05	2.01%
Class I	1,000.00	1,000.00	1,119.70	1,019.97	5.11	4.87	0.97%
Class Y	1,000.00	1,000.00	1,120.30	1,020.57	4.48	4.27	0.85%
Small-Mid Cap Fund
Class A	1,000.00	1,000.00	1,176.40	1,018.80	6.52	6.05	1.21%
Class C	1,000.00	1,000.00	1,172.40	1,015.08	10.55	9.79	1.96%
Class I	1,000.00	1,000.00	1,178.60	1,020.24	4.96	4.60	0.92%
Class Y	1,000.00	1,000.00	1,178.70	1,020.83	4.31	4.00	0.80%

120 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Mid Cap Fund
Class A	1,000.00	1,000.00	1,177.50	1,019.55	5.71	5.30	1.06%
Class I	1,000.00	1,000.00	1,180.40	1,020.99	4.15	3.85	0.77%
Class Y	1,000.00	1,000.00	1,180.80	1,021.58	3.51	3.25	0.65%
Large Cap Fund
Class A	1,000.00	1,000.00	1,208.40	1,020.01	5.28	4.83	0.96%
Class C	1,000.00	1,000.00	1,204.00	1,016.29	9.37	8.57	1.71%
Class I	1,000.00	1,000.00	1,210.20	1,021.45	3.70	3.38	0.67%
Class Y	1,000.00	1,000.00	1,210.90	1,022.04	3.04	2.78	0.55%
All Cap Select Fund
Class A	1,000.00	1,000.00	1,165.30	1,019.02	6.26	5.83	1.17%
Class C	1,000.00	1,000.00	1,160.70	1,015.29	10.27	9.57	1.92%
Class I	1,000.00	1,000.00	1,166.70	1,020.45	4.70	4.39	0.88%
Class Y	1,000.00	1,000.00	1,167.20	1,021.05	4.06	3.79	0.76%
Long-Short Fund
Class A	1,000.00	1,000.00	1,162.40	1,015.98	9.53	8.89	1.78%
Class C	1,000.00	1,000.00	1,157.60	1,012.26	13.53	12.61	2.53%
Class I	1,000.00	1,000.00	1,164.20	1,017.41	7.99	7.45	1.49%
Class Y	1,000.00	1,000.00	1,164.40	1,018.01	7.34	6.85	1.37%
Research Opportunities Fund
Class A	1,000.00	1,000.00	1,137.30	1,015.89	9.51	8.97	1.80%
Class C	1,000.00	1,000.00	1,133.40	1,012.20	13.44	12.68	2.54%
Class I	1,000.00	1,000.00	1,138.90	1,017.32	7.99	7.54	1.51%
Class Y	1,000.00	1,000.00	1,139.40	1,017.91	7.36	6.94	1.39%
Global Fund
Class A	1,000.00	1,000.00	1,173.10	1,019.05	6.24	5.80	1.16%
Class I	1,000.00	1,000.00	1,174.50	1,020.49	4.68	4.35	0.87%
Class Y	1,000.00	1,000.00	1,175.20	1,021.08	4.04	3.75	0.75%
Short Duration Fund
Class A	1,000.00	1,000.00	1,030.10	1,020.76	4.10	4.08	0.81%
Class I	1,000.00	1,000.00	1,031.80	1,022.19	2.65	2.63	0.53%
Class Y	1,000.00	1,000.00	1,032.20	1,022.78	2.04	2.03	0.41%
Core Bond Fund
Class A	1,000.00	1,000.00	1,057.80	1,020.99	3.92	3.85	0.77%
Class I	1,000.00	1,000.00	1,059.30	1,022.43	2.44	2.40	0.48%
Class Y	1,000.00	1,000.00	1,059.80	1,023.02	1.83	1.80	0.36%
Corporate Credit Fund
Class A	1,000.00	1,000.00	1,088.00	1,020.34	4.65	4.50	0.90%
Class C	1,000.00	1,000.00	1,084.40	1,016.62	8.52	8.24	1.65%
Class I	1,000.00	1,000.00	1,088.80	1,021.77	3.16	3.05	0.61%
Class Y	1,000.00	1,000.00	1,090.40	1,022.37	2.54	2.45	0.49%

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 121

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
High Yield Fund
Class A	1,000.00	1,000.00	1,103.20	1,020.02	5.02	4.82	0.96%
Class I	1,000.00	1,000.00	1,104.50	1,021.44	3.53	3.39	0.68%
Class Y	1,000.00	1,000.00	1,105.20	1,022.03	2.91	2.79	0.56%

*

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

122 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Results of a Special Meeting of Shareholders of the Diamond Hill Funds

A Special Meeting of Shareholders of the Trust was held on May 17, 2019 for the purpose of voting on the following:

●	Proposal 1: To elect six Trustees to the Board of Trustees of the Diamond Hill Funds;

●	Proposal 2A: To amend each Fund’s fundamental investment restriction with respect to borrowing;

●	Proposal 2B: To amend each Fund’s fundamental investment restriction with respect to lending;

●

Proposal 3A: To approve an amendment to the Second Amended Restated Declaration of Trust to permit further amendments to be made by action of the Board without approval of shareholders, subject to the limitations of the Investment Company Act of 1940, as amended;

●	Proposal 3B: To approve an amendment to the Second Amended Restated Declaration of Trust establishing a process for shareholder derivative actions; and

●	Proposal 4: To approve the reclassification of the All Cap Select Fund from a diversified fund to a non-diversified fund.

The voting results were as follows:

For the election of the six Trustees:
Each Trustee was elected.

Trustee	Proposal	For	Withhold/ Against
Tamara L. Fagely	1	474,529,899	19,388,440
John T. Kelly-Jones	1	474,206,998	19,711,341
Elizabeth P. Kessler	1	474,573,415	19,344,924
D’Ray Moore Rice	1	471,874,138	22,044,200
Nancy M. Morris	1	474,177,333	19,741,006
Peter E. Sundman	1	474,644,400	19,273,939

For the amendment of each Fund’s fundamental investment restrictions:
Shareholders of each Fund approved Proposal 2A and 2B.

	Proposal	For	Against	Abstain	Broker Non-Vote
Small Cap	2A	15,766,002	308,440	468,809	6,113,999
	2B	15,795,852	279,339	468,063	6,113,999
Small-Mid Cap	2A	50,225,483	3,968,941	427,425	20,242,233
	2B	50,288,632	3,906,205	427,015	20,242,233
Mid Cap	2A	4,724,014	40,611	113,919	3,339,861
	2B	4,724,265	38,398	115,878	3,339,861
Large Cap	2A	105,356,715	2,633,926	1,117,515	45,333,089
	2B	105,378,883	2,478,483	1,250,789	45,333,089
All Cap Select	2A	6,843,535	10,162	43,928	886,420
	2B	6,840,916	16,002	40,707	886,420

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 123

Diamond Hill Funds
Results of a Special Meeting of Shareholders of the Diamond Hill Funds (Continued)

	Proposal	For	Against	Abstain	Broker Non-Vote
Long-Short	2A	98,629,419	569,822	553,399	10,903,595
	2B	98,606,207	587,829	558,604	10,903,595
Research Opportunities	2A	1,775,105	16,050	3,784	878,051
	2B	1,773,458	16,050	5,431	878,051
Financial Long-Short	2A	644,159	6,434	1,196	416,173
	2B	643,195	7,398	1,196	416,173
Global	2A	1,225,479	0	0	37,199
	2B	1,225,479	0	0	37,199
Short Duration	2A	38,044,323	311,874	61,429	17,150,754
	2B	38,050,173	304,336	63,117	17,150,754
Core Bond	2A	4,263,711	11,023	10,699	1,341,455
	2B	4,260,929	11,023	13,481	1,341,455
Corporate Credit	2A	32,730,894	488,057	473,825	9,829,072
	2B	32,708,106	483,977	500,693	9,829,072
High Yield	2A	4,618,598	202,608	0	755,168
	2B	4,618,598	202,608	0	755,168

For the amendments of the Second Amended and Restated Declaration of Trust:
The Trust did not receive a majority of votes in favor of the proposals to amend the Second Amended Restated Declaration of Trust. Thus, the proposals did not pass.

	Proposal	For	Against	Abstain	Broker Non-Vote
Diamond Hill Funds	3A	281,121,960	76,117,827	19,451,482	117,227,069
	3B	181,992,257	174,833,521	19,865,504	117,227,069

For the reclassification of the Diamond Hill All Cap Select Fund to a non-diversified fund:
Shareholders approved the reclassification.

Proposal	Proposal	For	Against	Abstain	Broker Non-Vote
To Approve the Reclassification	4	5,513,875	1,341,829	41,917	886,420

124 DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM

Diamond Hill Funds
Results of a Special Meeting of Shareholders of the Diamond Hill Financial Long-Short Fund

A Special Meeting of Shareholders of the Diamond Hill Financial Long-Short Fund was held on May 30, 2019 for the purpose of voting on the approval of an Agreement and Plan of Reorganization, which provides for the transfer of all or substantially all of the assets of the Diamond Hill Financial Long-Short Fund to Diamond Hill Research Opportunities Fund in exchange for shares of beneficial interest of Diamond Hill Research Opportunities Fund and the assumption by Diamond Hill Research Opportunities Fund of all of the liabilities of Diamond Hill Financial Long-Short Fund.

The voting results were as follows:

Proposal	For	Against	Abstain	Broker Non-Vote
To Approve an Agreement and Plan of Reorganization	523,715	1,437	6,788	81,849

Accordingly, on June 7, 2019, the Financial Long-Short Fund was reorganized into the Research Opportunities Fund.

DIAMOND HILL FUNDS | SEMI-ANNUAL REPORT | JUNE 30, 2019 | DIAMOND-HILL.COM 125

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DH-SAR063019

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included in the Semi-Annual Report to Shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affected, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a)(3)	Not applicable.

(b)	Certification required by Item 12(b) of Form N-CSR is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	August 21, 2019

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	August 21, 2019